[GRAPHIC OMITTED]
WHALE PIC ART

SEMI-ANNUAL REPORT AS OF SEPTEMBER 30, 2002

                                                               [GRAPHIC OMITTED]
                                                          PACIFIC FUNDS LOGO ART

                                TABLE OF CONTENTS

PACIFIC FUNDS

Schedules of Investments and Notes ................. A-1
Financial Statements:
     Statements of Assets and Liabilities .......... B-1
     Statements of Operations ...................... B-5
     Statements of Changes in Net Assets ........... B-7
Financial Highlights ............................... C-1
Notes to Financial Statements ...................... D-1

PACIFIC FUNDS
PF AIM BLUE CHIP FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2002 (UNAUDITED)
------------------------------------------------------------


                                     SHARES          VALUE
                                     ------          -----
COMMON STOCKS - 89.80%

AUTOS & TRANSPORTATION - 0.40%

Harley-Davidson Inc                       700        $32,515
                                                 ------------

CONSUMER DISCRETIONARY - 12.71%

Bed Bath & Beyond Inc *                 2,000         65,140
Carnival Corp                           2,700         67,770
Clear Channel Communications Inc *      2,100         72,975
Costco Wholesale Corp *                 1,300         42,081
Home Depot Inc                          5,400        140,940
Kohl's Corp *                           1,350         82,093
Limited Brands Inc                      2,600         37,284
Target Corp                             3,000         88,560
The Interpublic Group of Cos Inc        2,700         42,795
Viacom Inc 'B' *                        3,700        150,035
Wal-Mart Stores Inc                     4,900        241,276
                                                 ------------
                                                   1,030,949
                                                 ------------
CONSUMER STAPLES - 7.43%

Anheuser-Busch Cos Inc                  1,000         50,600
Colgate-Palmolive Co                    2,150        115,993
PepsiCo Inc                             1,700         62,815
Procter & Gamble Co                     1,450        129,601
Sysco Corp                              3,800        107,882
The Coca-Cola Co                        1,750         83,930
Walgreen Co                             1,700         52,292
                                                 ------------
                                                     603,113
                                                 ------------
DIVERSIFIED - 4.10%

General Electric Co **                 11,300        278,545
Schlumberger Ltd                        1,400         53,844
                                                 ------------
                                                     332,389
                                                 ------------
ENERGY - 0.59%

ENSCO International Inc                 1,900         47,576
                                                 ------------

FINANCIAL SERVICES - 20.51%

American Express Co                     2,650         82,627
American International Group Inc        3,000        164,100
Bank of America Corp                    2,400        153,120
Citigroup Inc **                        6,950        206,067
Fannie Mae                              2,000        119,080
Fifth Third Bancorp                     2,000        122,460
First Data Corp                         3,100         86,645
Fiserv Inc *                            2,400         67,392
Freddie Mac                             2,000        111,800
Goldman Sachs Group Inc                 1,050         69,332
JP Morgan Chase & Co                    3,000         56,970
Merrill Lynch & Co Inc                  2,100         69,195
Morgan Stanley Dean Witter & Co         2,700         91,476
Prudential Financial Inc *              1,700         48,552
SLM Corp                                  600         55,884
Wells Fargo & Co                        3,300        158,928
                                                 ------------
                                                   1,663,628
                                                 ------------
HEALTH CARE - 20.06%

Allergan Inc                            1,150         62,560
Amgen Inc *                             2,300         95,910
Cardinal Health Inc                     1,700        105,740
Forest Laboratories Inc *                 750         61,508
HCA Inc                                 2,500        119,025

                                     SHARES          VALUE
                                     ------          -----

Johnson & Johnson                       4,800       $259,584
Medtronic Inc                           3,500        147,420
Pfizer Inc **                           9,500        275,690
Pharmacia Corp                          2,100         81,648
St. Jude Medical Inc *                  1,800         64,260
Tenet Healthcare Corp *                 1,700         84,150
UnitedHealth Group Inc                  1,350        117,747
Wyeth                                   2,600         82,680
Zimmer Holdings Inc *                   1,800         69,012
                                                 ------------
                                                   1,626,934
                                                 ------------
INTEGRATED OILS - 3.40%

Exxon Mobil Corp                        7,700        245,630
Transocean Inc                          1,450         30,160
                                                 ------------
                                                     275,790
                                                 ------------
MATERIALS & PROCESSING - 1.83%

Air Products & Chemicals Inc            1,500         63,015
Alcoa Inc                               2,300         44,390
Masco Corp                              2,100         41,055
                                                 ------------
                                                     148,460
                                                 ------------
PRODUCER DURABLES - 3.98%

Applied Materials Inc *                 7,200         83,160
KLA-Tencor Corp *                       1,400         39,116
Lockheed Martin Corp                    1,700        109,939
United Technologies Corp                1,600         90,384
                                                 ------------
                                                     322,599
                                                 ------------
TECHNOLOGY - 12.05%

Analog Devices Inc *                    2,400         47,280
Cisco Systems Inc *                    13,900        145,672
Dell Computer Corp *                    4,800        112,896
General Dynamics Corp                     550         44,731
Intel Corp                              4,500         62,505
International Business Machines Corp      950         55,470
Microchip Technology Inc *              2,850         58,283
Microsoft Corp *                        6,200        270,878
Motorola Inc                            2,800         28,504
Oracle Corp *                           4,500         35,370
Texas Instruments Inc                   3,600         53,172
VERITAS Software Corp *                 2,600         38,246
Xilinx Inc *                            1,550         24,549
                                                 ------------
                                                     977,556
                                                 ------------
UTILITIES - 2.74%

BellSouth Corp                          1,400         25,704
Duke Energy Corp                        2,200         43,010
FPL Group Inc                             900         48,420
SBC Communications Inc                  3,100         62,310
The Southern Co                         1,500         43,170
                                                 ------------
                                                     222,614
                                                 ------------

Total Common Stocks
  (Cost $9,190,481)                                7,284,123
                                                 ------------

FOREIGN COMMON STOCKS - 1.61%

BARBADOS - 0.57%

Nabors Industries Ltd *                 1,400         45,850
                                                 ------------


SEE NOTES TO FINANCIAL STATEMENTS             SEE EXPLANATION OF SYMBOLS ON A-29

PACIFIC FUNDS
PF AIM BLUE CHIP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2002 (UNAUDITED)
------------------------------------------------------------

                                     SHARES          VALUE
                                     ------          -----

CANADA - 0.55%

Canadian National Railway Co            1,200        $44,808
                                                 ------------

UNITED KINGDOM - 0.49%

Vodafone Group PLC ADR                  3,100         39,773
                                                 ------------
Total Foreign Common Stocks
  (Cost $175,995)                                    130,431
                                                 ------------

                                    PRINCIPAL
                                     AMOUNT
                                     ------
SHORT-TERM INVESTMENTS - 7.82%

COMMERCIAL PAPER - 7.21%

Federal Home Loan Bank
  1.850% due 10/01/02                $585,000        585,000
                                                 ------------

Total Commercial Paper                               585,000
                                                 ------------

U.S. TREASURY BILL - 0.61%

  1.635% due 12/19/02 **               50,000         49,833
                                                 ------------

Total U.S. Treasury Bill                              49,833
                                                 ------------
Total Short-Term Investments
  (Cost $634,821)                                    634,833
                                                 ------------

TOTAL INVESTMENTS - 99.23%
  (COST $10,001,297)                               8,049,387



OTHER ASSETS AND
LIABILITIES, NET - 0.77%                              62,387
                                                 ------------

NET ASSETS - 100.00%                              $8,111,774
                                                 ============

NOTE TO SCHEDULE OF INVESTMENTS
-------------------------------
(a) Securities with an approximate aggregate market value of $810,135 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2002:

                                       Number of   Unrealized
             Type                      Contracts  Depreciation
---------------------------------------------------------------
S&P EMINI Futures (12/02)                  9        ($21,212)
                                       ========================


SEE NOTES TO FINANCIAL STATEMENTS             SEE EXPLANATION OF SYMBOLS ON A-29

PACIFIC FUNDS
PF AIM AGGRESSIVE GROWTH FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2002 (UNAUDITED)
------------------------------------------------------------

                                     SHARES          VALUE
                                     ------          -----

COMMON STOCKS - 94.75%

AUTOS & TRANSPORTATION - 5.39%

C.H. Robinson Worldwide Inc             1,000        $26,910
Expeditors Int'l of Washington Inc      3,080         86,055
Gentex Corp *                           2,460         66,888
Lear Corp *                             1,200         49,980
Superior Industries International Inc     950         44,726
                                                 ------------
                                                     274,559
                                                 ------------
CONSUMER DISCRETIONARY - 27.35%

Activision Inc *                        1,270         30,391
AnnTaylor Stores Corp *                 1,200         27,636
Apollo Group Inc 'A' *                    625         27,205
Bed Bath & Beyond Inc *                 2,500         81,425
Catalina Marketing Corp *                 540         15,163
CBRL Group Inc                          1,230         28,069
CDW Computers Centers Inc *             2,440        103,358
CEC Entertainment Inc *                 1,480         50,483
ChoicePoint Inc *                         300         10,692
Cintas Corp                             1,220         51,142
Corporate Executive Board Co *            620         17,701
Dollar Tree Stores Inc *                2,460         54,218
eBay Inc *                                400         21,124
Electronic Arts Inc *                     590         38,916
Fastenal Co                             2,480         78,318
Fisher Scientific International Inc *   2,450         74,358
Hispanic Broadcasting Corp *            2,430         45,320
Iron Mountain Inc *                     1,905         47,606
Kohl's Corp *                             390         23,716
Lamar Advertising Co *                  1,000         30,350
Pacific Sunwear of California Inc *     2,450         49,882
Regis Corp                              1,200         33,948
Robert Half International Inc *         6,870        109,027
Sonic Corp *                            1,235         28,529
Starbucks Corp *                        2,440         50,337
The Cheesecake Factory Inc 'A' *        1,700         50,711
The Men's Wearhouse Inc *               3,100         45,570
Too Inc *                               1,480         34,454
Westwood One Inc *                      1,250         44,688
Williams-Sonoma Inc *                   3,720         87,904
                                                 ------------
                                                   1,392,241
                                                 ------------
ENERGY - 8.25%

Cal Dive International Inc *            2,450         49,409
Cooper Cameron Corp *                     620         25,891
ENSCO International Inc                 1,850         46,324
National-Oilwell Inc *                  2,450         47,481
Newfield Exploration Co *               1,220         40,980
Patterson-UTI Energy Inc *              3,740         95,407
Pride International Inc *               5,560         72,280
Varco International Inc *               2,480         41,962
                                                 ------------
                                                     419,734
                                                 ------------
FINANCIAL SERVICES - 18.25%

Affiliated Computer Services Inc 'A' *  1,900         80,845
Brown & Brown Inc                         990         29,700
Concord EFS Inc *                       6,210         98,615
Doral Financial Corp                    1,815         43,814
DST Systems Inc *                       1,250         36,837
Federated Investors Inc 'B'             1,220         32,928
Fiserv Inc *                            3,270         91,821
H&R Block Inc *                           600         25,206
HCC Insurance Holdings Inc              3,070         73,711
Investors Financial Services Corp       2,980         80,669
Legg Mason Inc                            980         41,709

                                     SHARES          VALUE
                                     ------          -----


Moody's Corp                              550        $26,675
Paychex Inc                             3,750         91,200
SEI Investments Corp                      520         12,418
Southwest Bancorp of Texas Inc *          750         27,307
SunGard Data Systems Inc *              2,900         56,405
TCF Financial Corp                        850         35,980
Waddell & Reed Financial Inc 'A'        2,450         43,267
                                                 ------------
                                                     929,107
                                                 ------------
HEALTH CARE - 19.84%

AmerisourceBergen Corp                  1,540        109,987
Beckman Coulter Inc                     1,200         46,440
Biomet Inc *                            1,000         26,630
Caremark Rx Inc *                       4,940         83,980
Community Health Systems Inc *          2,460         65,510
Express Scripts Inc 'A' *               2,450        133,574
First Health Group Corp *               4,930        133,701
Health Management Associates Inc 'A' *  3,710         75,016
LifePoint Hospitals Inc *               1,860         58,010
Lincare Holdings Inc *                  1,840         57,113
McKesson Corp                           1,260         35,696
Medicis Pharmaceutical 'A' *            1,860         76,018
Patterson Dental Co *                     520         26,614
ResMed Inc *                            1,200         34,320
Stericycle Inc *                          600         20,352
Varian Medical Systems Inc *              630         27,084
                                                 ------------
                                                   1,010,045
                                                 ------------
MATERIALS & PROCESSING - 4.76%

Jacobs Engineering Group Inc *          3,760        116,109
OM Group Inc                            1,860         79,608
The Valspar Corp                        1,250         46,625
                                                 ------------
                                                     242,342
                                                 ------------
PRODUCER DURABLES - 2.89%

Alliant Techsystems Inc *                 850         58,863
Danaher Corp                              950         54,008
LTX Corp *                                 90            410
Molex Inc 'A'                           1,600         33,598
                                                 ------------
                                                     146,879
                                                 ------------
TECHNOLOGY - 8.02%

CACI International Inc 'A' *              800         28,360
Intuit Inc *                            1,500         68,295
Linear Technology Corp                  2,450         50,764
Microchip Technology Inc *              4,925        100,716
National Instruments Corp *             2,480         54,287
QLogic Corp *                           1,250         32,550
Reynolds & Reynolds Co 'A'              1,250         28,050
UTStarcom Inc *                         2,970         45,352
                                                 ------------
                                                     408,374
                                                 ------------

Total Common Stocks
  (Cost $5,145,972)                                4,823,281
                                                 ------------

FOREIGN COMMON STOCK - 0.45%

BERMUDA - 0.45%

ACE Ltd                                   780         23,096
                                                 ------------

Total Foreign Common Stock
  (Cost $27,641)                                      23,096
                                                 ------------


SEE NOTES TO FINANCIAL STATEMENTS             SEE EXPLANATION OF SYMBOLS ON A-29

PACIFIC FUNDS
PF AIM AGGRESSIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2002 (UNAUDITED)
------------------------------------------------------------
                                    PRINCIPAL
                                     AMOUNT          VALUE
                                     ------          -----
SHORT-TERM INVESTMENT - 3.18%

COMMERCIAL PAPER - 3.18%

Federal Home Loan Bank
  1.850% due 10/01/02                $162,000       $162,000
                                                 ------------

Total Commercial Paper                               162,000
                                                 ------------

Total Short-Term Investment
  (Cost $162,000)                                    162,000
                                                 ------------


TOTAL INVESTMENTS - 98.38%
  (COST $5,335,613)                                5,008,377



OTHER ASSETS AND
LIABILITIES, NET - 1.62%                              82,465
                                                 ------------


NET ASSETS - 100.00%                              $5,090,842
                                                 ============

SEE NOTES TO FINANCIAL STATEMENTS

PACIFIC FUNDS
PF INVESCO HEALTH SCIENCES FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2002 (UNAUDITED)
-----------------------------------------------------------------

                                            SHARES        VALUE
                                            ------        -----

COMMON STOCKS - 78.31%

HEALTH CARE - 78.31%

Abbott Laboratories *                        3,360        $135,744
Allergan Inc                                 1,620          88,128
AmerisourceBergen Corp                       4,140         295,679
Amgen Inc *                                  3,300         137,610
Anthem Inc *                                 1,168          75,920
Boston Scientific Corp *                       850          26,826
C.R. Bard Inc                                1,900         103,797
Charles River Laboratories Intl Inc *          800          31,400
Community Health Systems Inc *               1,800          47,934
Conventry Health Care Inc *                  1,200          39,000
First Health Group Corp *                    6,340         171,941
Forest Laboratories Inc *                    3,360         275,554
Gilead Sciences Inc *                        5,280         177,038
Guidant Corp *                               1,800          58,158
HCA Inc                                      6,860         326,605
Health Management Associates Inc 'A' *      11,800         238,596
Johnson & Johnson                            4,840         261,747
McKesson Corp                                5,400         152,982
Medtronic Inc                                3,800         160,056
Pfizer Inc                                   4,800         139,296
Pharmacia Corp                               4,000         155,520
St. Jude Medical Inc *                       6,200         221,340
Tenet Healthcare Corp *                      6,260         309,870
Triad Hospitals Inc *                        8,000         303,600
UnitedHealth Group Inc                       1,100          95,942
Universal Health Services Inc 'B' *          6,400         327,360
Varian Medical Systems Inc *                 7,020         301,790
Zimmer Holdings Inc *                        5,460         209,336
                                                       ------------
                                                         4,868,769
                                                       ------------

Total Common Stocks
  (Cost $4,752,419)                                      4,868,769
                                                       ------------

FOREIGN COMMON STOCKS - 7.99%

GERMANY - 1.24%

Schering AG ADR                              1,600          76,800
                                                       ------------
ISRAEL - 3.51%

Teva Pharmaceutical Industries Ltd ADR       3,260         218,420
                                                       ------------

SWITZERLAND - 3.24%

Alcon Inc *                                  5,200         201,500
                                                       ------------

Total Foreign Common Stocks
  (Cost $473,733)                                          496,720
                                                       ------------


-------------------------------------------------------------------
                                            SHARES        VALUE
                                            ------        -----

SHORT-TERM INVESTMENTS - 9.06%

CASH EQUIVALENTS - 9.06%

BlackRock Provident Institutional TempCash 281,805        $281,805
BlackRock Provident Institutional TempFund 281,805         281,805
                                                       ------------

Total Cash Equivalents                                     563,610
                                                       ------------

Total Short-Term Investments
  (Cost $563,610)                                          563,610
                                                       ------------


TOTAL INVESTMENTS - 95.36%
  (COST $5,789,762)                                      5,929,099


OTHER ASSETS AND
LIABILITIES, NET - 4.64%                                   288,233
                                                       ------------


NET ASSETS - 100.00%                                    $6,217,332
                                                       ============

SEE NOTES TO FINANCIAL STATEMENTS             SEE EXPLANATION OF SYMBOLS ON A-29

PACIFIC FUNDS
PF INVESCO TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2002 (UNAUDITED)
-----------------------------------------------------------------

                                            SHARES        VALUE
                                            ------        -----

COMMON STOCKS - 79.36%

CONSUMER DISCRETIONARY - 3.65%

Amazon.com Inc *                             1,300         $20,709
eBay Inc *                                   1,300          68,653
Hotels.com 'A' *                               100           5,058
KPMG Consulting Inc *                        3,600          23,256
Viacom Inc 'B' *                               300          12,165
                                                       ------------
                                                           129,841
                                                       ------------
FINANCIAL SERVICES - 10.63%

Affiliated Computer Services Inc 'A' *       1,800          76,590
First Data Corp                              4,300         120,185
Fiserv Inc *                                 2,500          70,200
Paychex Inc                                  1,800          43,776
The BISYS Group Inc *                        4,000          66,840
                                                       ------------
                                                           377,591
                                                       ------------
HEALTH CARE - 0.44%

Biotech HOLDRs Trust                           200          15,580
                                                       ------------

PRODUCER DURABLES - 6.02%

Applied Materials Inc *                      3,700          42,735
KLA-Tencor Corp *                              700          19,558
Lam Research Corp *                          1,500          13,350
Lexmark International Inc *                    500          23,500
Lockheed Martin Corp                         1,100          71,137
Novellus Systems Inc *                       1,500          31,215
Teradyne Inc *                               1,300          12,480
                                                       ------------
                                                           213,975
                                                       ------------
TECHNOLOGY - 58.62%

Adobe Systems Inc                            1,600          30,560
Altera Corp *                                3,200          27,744
Analog Devices Inc *                         1,300          25,610
Apple Computer Inc *                         5,400          78,300
Arrow Electronics Inc *                      1,400          17,682
BEA Systems Inc *                            7,400          38,332
BMC Software Inc *                           3,500          45,745
Brocade Communications Systems Inc *         1,400          10,542
Cadence Design Systems Inc *                 2,300          23,391
Cisco Systems Inc *                         12,800         134,144
Computer Sciences Corp *                       800          22,232
Cypress Semiconductor Corp *                 1,700          11,152
Dell Computer Corp *                         5,100         119,952
EMC Corp MA *                                5,700          26,049
Emulex Corp *                                2,400          27,024
Extreme Networks Inc *                       1,200           5,052
Fairchild Semiconductor Int'l Inc 'A' *      1,500          14,205
General Dynamics Corp                          100           8,133
Hewlett-Packard Co                           2,600          30,342
Integrated Device Technology Inc *           1,600          16,704
Intel Corp                                   7,900         109,731
International Business Machines Corp           800          46,712
Intersil Corp 'A' *                          1,600          20,736
Intuit Inc *                                 1,500          68,295
Jabil Circuit Inc *                          4,500          66,510
L-3 Communications Holdings Inc *              300          15,810
Linear Technology Corp                       2,400          49,728
Maxim Integrated Products Inc *              1,800          44,568
McDATA Corp 'A' *                            2,400          13,032
Mercury Interactive Corp *                   1,500          25,740
Microchip Technology Inc *                   3,000          61,350
Micron Technology Inc *                      3,100          38,347

------------------------------------------------------------------
                                            SHARES        VALUE
                                            ------        -----

Microsoft Corp *                             4,700        $205,343
Motorola Inc                                 3,600          36,648
National Semiconductor Corp *                1,200          14,328
NetScreen Technologies Inc *                   500           5,425
Network Appliance Inc *                      3,400          24,922
Network Associates Inc *                     3,700          39,331
Oracle Corp *                                7,500          58,950
PeopleSoft Inc *                             2,300          28,451
QLogic Corp *                                  700          18,228
QUALCOMM Inc *                               1,500          41,430
Rational Software Corp *                     1,700           7,344
RF Micro Devices Inc *                       2,000          12,000
Sanmina-SCI Corp *                           2,500           6,925
Siebel Systems Inc *                         4,300          24,725
Sun Microsystems Inc *                      10,900          28,231
Symantec Corp *                              3,100         104,377
Synopsys Inc *                                 900          34,335
Texas Instruments Inc                        3,000          44,310
TIBCO Software Inc *                         5,600          21,000
VERITAS Software Corp *                      1,800          26,478
Xilinx Inc *                                 1,700          26,925
                                                       ------------
                                                         2,083,160
                                                       ------------

Total Common Stocks
  (Cost $3,928,945)                                      2,820,147
                                                       ------------

FOREIGN COMMON STOCKS - 10.57%

CANADA - 1.44%

Celestica Inc *                              3,900          51,090
                                                       ------------

FINLAND - 1.90%

Nokia Corp ADR                               5,100          67,575
                                                       ------------

IRELAND - 0.45%

SmartForce PLC ADR *                         4,900          16,170
                                                       ------------

ISRAEL - 1.16%

Check Point Software Technologies *          3,000          41,220
                                                       ------------

JAPAN - 1.27%

Sony Corp ADR                                1,100          45,210
                                                       ------------

NETHERLANDS - 0.14%

ASML Holding NV `NY' *                         800           4,952
                                                       ------------

SINGAPORE - 1.79%

Flextronics International Ltd *              9,100          63,445
                                                       ------------

SOUTH KOREA - 1.03%

Samsung Electronics Co Ltd GDR ~               300          36,469
                                                       ------------


SEE NOTES TO FINANCIAL STATEMENTS             SEE EXPLANATION OF SYMBOLS ON A-29

PACIFIC FUNDS
PF INVESCO TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2002 (UNAUDITED)
---------------------------------------------------------------------

                                                 SHARES       VALUE
                                                 ------       -----
TAIWAN - 1.16%

Taiwan Semiconductor Manufacturing Co Ltd ADR *    4,610      $29,273
United Microelectronics Corp ADR *                 3,435       12,126
                                                           -----------
                                                               41,399
                                                           -----------
UNITED KINGDOM - 0.23%

Amdocs Ltd *                                       1,300        8,320
                                                           -----------

Total Foreign Common Stocks
  (Cost $700,514)                                             375,850
                                                           -----------

PURCHASED PUT OPTIONS - 0.21%

Dell Computer Corp (CBOE)
  Strike @ 22.50 Exp 11/16/02
  24 Contracts                                     2,400        3,840
First Data Corp (CBOE)
  Strike @ 30.00 Exp 11/16/02
  8 Contracts                                        800        3,520
                                                           -----------

Total Purchased Put Options
  (Cost $4,695)                                                 7,360
                                                           -----------

SHORT-TERM INVESTMENTS - 9.40%

CASH EQUIVALENTS - 9.40%

BlackRock Provident Institutional TempCash         166,963    166,963
BlackRock Provident Institutional TempFund         166,962    166,962
                                                           -----------

Total Cash Equivalents                                        333,925
                                                           -----------

Total Short-Term Investments
  (Cost $333,925)                                             333,925
                                                           -----------


TOTAL INVESTMENTS - 99.54%
  (COST $4,968,079)                                         3,537,282



OTHER ASSETS AND
LIABILITIES, NET - 0.46%                                       16,295
                                                           -----------


NET ASSETS - 100.00%                                       $3,553,577
                                                           ===========


NOTE TO SCHEDULE OF INVESTMENTS
-------------------------------
(a) Transactions in written options for the six months ended September 30, 2002, were as follows:

                                       Number of
                                       Contracts    Premium
--------------------------------------------------------------
Outstanding, March 31, 2002                 83       $33,384
Options Written                            227        51,615
Options Expired                             41        13,312
Options Repurchased                        269        71,687
                                       -----------------------
Outstanding, September 30, 2002              0            $0
                                       =======================


SEE NOTES TO FINANCIAL STATEMENTS             SEE EXPLANATION OF SYMBOLS ON A-29

PACIFIC FUNDS
PF JANUS STRATEGIC VALUE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2002 (UNAUDITED)
-----------------------------------------------------------------

                                            SHARES        VALUE
                                            ------        -----

CONVERTIBLE PREFERRED STOCK - 1.81%

AUTOS & TRANSPORTATION - 1.81%

General Motors Corp                          4,900       $109,662
                                                       ------------

Total Convertible Preferred Stock
  (Cost $133,334)                                         109,662
                                                       ------------

COMMON STOCKS - 84.00%

AUTOS & TRANSPORTATION - 4.28%

Lear Corp *                                  6,205        258,438
                                                       ------------

CONSUMER DISCRETIONARY - 29.79%

Allied Waste Industries Inc *               20,585        151,300
Arbitron Inc *                               2,135         72,803
Blockbuster Inc 'A'                          4,205        104,284
EchoStar Communications Corp 'A' *           4,250         73,525
Liberty Media Corp 'A' *                    40,010        287,272
Liz Claiborne Inc                            5,310        132,484
Mattel Inc                                   6,455        116,255
McGraw Hill Cos Inc                          1,260         77,137
Station Casinos Inc *                        8,095        137,696
The Interpublic Group of Cos Inc             1,395         22,111
The New York Times Co 'A'                    1,985         90,218
Toys 'R' Us Inc *                           12,875        131,067
Valassis Communications Inc *                8,595        301,427
Viacom Inc 'B' *                             2,540        102,997
                                                       ------------
                                                        1,800,576
                                                       ------------
CONSUMER STAPLES - 1.16%

Vector Group Ltd                             5,591         70,394
                                                       ------------

DIVERSIFIED - 3.12%

SPX Corp *                                   1,870        188,683
                                                       ------------

ENERGY - 5.58%

Apache Corp                                  2,005        119,197
El Paso Corp                                 3,120         25,803
Ocean Energy Inc                             9,635        192,218
                                                       ------------
                                                          337,218
                                                       ------------
FINANCIAL SERVICES - 17.44%

American Express Co                          4,540        141,557
Berkshire Hathaway Inc 'B' *                   135        332,775
Fannie Mae                                   5,125        305,142
Moody's Corp                                 3,860        187,210
SLM Corp                                       935         87,086
                                                       ------------
                                                        1,053,770
                                                       ------------
MATERIALS & PROCESSING - 4.31%

Packaging Corp of America *                  6,580        115,216
Rayonier Inc                                 3,465        145,218
                                                       ------------
                                                          260,434
                                                       ------------


-------------------------------------------------------------------
                                            SHARES        VALUE
                                            ------        -----

PRODUCER DURABLES - 0.75%

Alliant Techsystems Inc *                      652        $45,151
                                                       ------------

TECHNOLOGY - 11.54%

Apple Computer Inc *                         9,275        134,488
Cadence Design Systems Inc *                19,305        196,332
Ceridian Corp *                             20,565        293,051
Computer Associates International Inc        7,690         73,824
                                                       ------------
                                                          697,695
                                                       ------------
UTILITIES - 6.03%

Kinder Morgan Management LLC *              12,245        364,293
                                                       ------------

Total Common Stocks
  (Cost $5,939,282)                                     5,076,652
                                                       ------------

FOREIGN COMMON STOCKS - 12.16%

BERMUDA - 2.21%

Tyco International Ltd                       9,480        133,668
                                                       ------------

JAPAN - 3.20%

Nissan Motor Co Ltd                         26,000        193,067
                                                       ------------

MEXICO - 6.75%

Cemex SA de CV ADR                          12,955        270,112
Grupo TMM SA de CV 'A' ADR *                22,580        137,964
                                                       ------------
                                                          408,076
                                                       ------------

Total Foreign Common Stocks
  (Cost $757,172)                                         734,811
                                                       ------------

                                           PRINCIPAL
                                            AMOUNT
                                            ------
SHORT-TERM INVESTMENTS - 2.21%

COMMERCIAL PAPER - 1.65%

Freddie Mac
  1.860% due 10/01/02                     $100,000        100,000
                                                       ------------

Total Commercial Paper                                    100,000
                                                       ------------




SEE NOTES TO FINANCIAL STATEMENTS             SEE EXPLANATION OF SYMBOLS ON A-29

PACIFIC FUNDS
PF JANUS STRATEGIC VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2002 (UNAUDITED)
-----------------------------------------------------------------

                                            SHARES       VALUE
                                            ------       -----
CASH EQUIVALENTS - 0.56%

BlackRock Provident Institutional TempCash  16,820         $16,820
BlackRock Provident Institutional TempFund  16,819          16,819
                                                       ------------

Total Cash Equivalents                                      33,639
                                                       ------------

Total Short-Term Investments
  (Cost $133,639)                                          133,639
                                                       ------------

TOTAL INVESTMENTS - 100.18%
  (COST $6,963,427)                                      6,054,764



OTHER ASSETS AND
LIABILITIES, NET - (0.18)%                                 (10,759)
                                                       ------------


NET ASSETS - 100.00%                                    $6,044,005
                                                       ============

SEE NOTES TO FINANCIAL STATEMENTS

PACIFIC FUNDS
PF JANUS GROWTH LT FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2002 (UNAUDITED)
-----------------------------------------------------------------


                                            SHARES       VALUE
                                            ------       -----

COMMON STOCKS - 74.76%

CONSUMER DISCRETIONARY - 20.95%

Amazon.com Inc *                              8,820       $140,503
AOL Time Warner Inc *                        11,440        133,848
Dollar Tree Stores Inc *                      2,970         65,459
EchoStar Communications Corp 'A' *            5,025         86,932
Electronic Arts Inc *                         1,770        116,749
Home Depot Inc                                2,790         72,819
Liberty Media Corp 'A' *                     54,670        392,531
The Stanley Works                             1,050         34,303
TJX Cos Inc                                   3,955         67,235
USA Interactive *                             7,140        138,373
Viacom Inc 'B' *                              4,150        168,283
Yum! Brands Inc *                               765         21,198
                                                       ------------
                                                         1,438,233
                                                       ------------
DIVERSIFIED - 0.47%

Honeywell International Inc                   1,505         32,598
                                                       ------------

ENERGY - 4.24%

Anadarko Petroleum Corp                       1,710         76,164
BJ Services Co *                              3,695         96,070
Patterson-UTI Energy Inc *                      720         18,367
Smith International Inc *                     3,435        100,680
                                                       ------------
                                                           291,281
                                                       ------------
FINANCIAL SERVICES - 15.45%

AFLAC Inc                                     4,975        152,683
Berkshire Hathaway Inc 'B' *                    142        350,030
Citigroup Inc                                 1,445         42,844
E*TRADE Group Inc *                           8,755         38,960
Fannie Mae                                    2,225        132,476
Fifth Third Bancorp                           1,630         99,805
Goldman Sachs Group Inc                       1,080         71,312
The Allstate Corp                             4,865        172,951
                                                       ------------
                                                         1,061,061
                                                       ------------
HEALTH CARE - 23.15%

AmerisourceBergen Corp                        1,810        129,270
Anthem Inc *                                  1,715        111,475
Cardinal Health Inc                           1,690        105,118
Forest Laboratories Inc *                     2,025        166,070
Genentech Inc *                               2,640         86,143
Genzyme Corp-General Division *               2,735         56,368
Guidant Corp *                                3,025         97,738
Laboratory Corp of America Holdings *         2,875         97,118
McKesson Corp                                 2,510         71,108
Medtronic Inc                                 3,015        126,992
Pfizer Inc                                    4,670        135,524
Tenet Healthcare Corp *                       3,172        157,014
UnitedHealth Group Inc                        1,015         88,528
Wyeth                                         5,070        161,226
                                                       ------------
                                                         1,589,692
                                                       ------------
INTEGRATED OILS - 1.04%

Murphy Oil Corp                                 870         71,401
                                                       ------------

TECHNOLOGY - 5.60%

Analog Devices Inc *                          1,345         26,496
Apple Computer Inc *                          8,770        127,165
General Dynamics Corp                         1,305        106,136



-----------------------------------------------------------------
                                            SHARES       VALUE
                                            ------       -----

Intuit Inc *                                    615        $28,001
Raytheon Co                                   3,290         96,397
                                                       ------------
                                                           384,195
                                                       ------------
UTILITIES - 3.86%

Cablevision Systems Corp 'A' *               12,293        111,375
Comcast Corp 'A' *                            3,685         76,869
Cox Communications Inc 'A' *                  3,125         76,844
                                                       ------------
                                                           265,088
                                                       ------------

Total Common Stocks
  (Cost $6,010,415)                                      5,133,549
                                                       ------------

FOREIGN COMMON STOCKS - 7.40%

BERMUDA - 1.69%

XL Capital Ltd  'A'                           1,580        116,130
                                                       ------------

BRAZIL - 0.39%

Petroleo Brasileiro SA ADR                    2,480         26,610
                                                       ------------

CANADA - 1.12%

Biovail Corp *                                  340          8,394
Canadian National Railway Co                  1,840         68,706
                                                       ------------
                                                            77,100
                                                       ------------
FINLAND - 1.99%

Nokia Corp ADR                               10,345        137,071
                                                       ------------

SWITZERLAND - 1.07%

Novartis AG ADR                               1,845         73,302
                                                       ------------

UNITED KINGDOM - 1.14%

Willis Group Holdings Ltd *                   2,330         78,032
                                                       ------------

Total Foreign Common Stocks
  (Cost $644,020)                                          508,245
                                                       ------------
                                           PRINCIPAL
                                             AMOUNT
                                             ------

SHORT-TERM INVESTMENTS - 16.00%

COMMERCIAL PAPER - 14.56%

Freddie Mac
  1.860% due 10/01/02                    $1,000,000      1,000,000
                                                       -----------

Total Commercial Paper                                   1,000,000
                                                       -----------






SEE NOTES TO FINANCIAL STATEMENTS             SEE EXPLANATION OF SYMBOLS ON A-29

PACIFIC FUNDS
PF JANUS GROWTH LT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2002 (UNAUDITED)
-----------------------------------------------------------------

                                            SHARES        VALUE
                                            ------        -----
CASH EQUIVALENTS - 1.44%

BlackRock Provident Institutional TempCash   49,399        $49,399
BlackRock Provident Institutional TempFund   49,398         49,398
                                                       ------------

Total Cash Equivalents                                      98,797
                                                       ------------
Total Short-Term Investments
  (Cost $1,098,797)                                      1,098,797
                                                       ------------


TOTAL INVESTMENTS - 98.16%
  (COST $7,753,232)                                      6,740,591



OTHER ASSETS AND
LIABILITIES, NET - 1.84%                                   126,050
                                                       ------------


NET ASSETS - 100.00%                                    $6,866,641
                                                       ============

SEE NOTES TO FINANCIAL STATEMENTS

PACIFIC FUNDS
PF LAZARD INTERNATIONAL VALUE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2002 (UNAUDITED)
-----------------------------------------------------------------

                                            SHARES        VALUE
                                            ------        -----

COMMON STOCKS - 97.95%

DENMARK - 2.02%

Danske Bank AS                                9,600       $145,618
                                                       ------------

FINLAND - 3.59%

Nokia Corp                                   19,500        259,193
                                                       ------------

FRANCE - 12.25%

Aventis SA                                    4,400        230,460
AXA                                          22,000        215,893
Societe Generale 'A'                          5,100        215,010
TotalFinaElf SA                               1,700        223,779
                                                       ------------
                                                           885,142
                                                       ------------
GERMANY - 6.27%

Deutsche Bank AG                              5,000        227,545
Siemens AG                                    6,700        225,123
                                                       ------------
                                                           452,668
                                                       ------------
IRELAND - 2.10%

Allied Irish Banks PLC                       12,700        151,864
                                                       ------------

ITALY - 6.31%

ENI SPA                                      22,500        308,631
Sanpaolo IMI SPA                             26,200        147,326
                                                       ------------
                                                           455,957
                                                       ------------
JAPAN - 4.71%

Canon Inc                                     5,000        163,463
Kao Corp                                      8,000        176,441
                                                       ------------
                                                           339,904
                                                       ------------
NETHERLANDS - 12.19%

ABN Amro Holding NV                          19,700        215,711
Heineken NV                                   5,700        223,687
ING Groep NV                                 15,800        218,757
Royal Dutch Petroleum Co                      5,500        222,035
                                                       ------------
                                                           880,190
                                                       ------------
SPAIN - 3.10%

Endesa SA                                    24,800        224,254
                                                       ------------

SWITZERLAND - 12.03%

Nestle SA                                     1,500        327,853
Novartis AG                                   7,800        308,406
UBS AG                                        5,600        233,014
                                                       ------------
                                                           869,273
                                                       ------------
UNITED KINGDOM - 33.38%

AstraZeneca PLC                               7,500        227,401
Barclays PLC                                 51,700        302,047
BP PLC                                       33,900        226,576
Cadbury Schweppes PLC                        35,200        235,264
Diageo PLC                                   24,800        307,718
GlaxoSmithKline PLC                          15,900        307,558
HSBC Holdings PLC                            30,200        305,856

------------------------------------------------------------------
                                            SHARES        VALUE
                                            ------        -----

Tesco PLC                                   47,300        $153,047
Unilever PLC                                38,100         345,721
                                                       ------------
                                                         2,411,188
                                                       ------------

Total Common Stocks
  (Cost $8,192,395)                                      7,075,251
                                                       ------------

SHORT-TERM INVESTMENTS - 5.17%

CASH EQUIVALENTS - 5.17%

BlackRock Provident Institutional TempCash   7,600           7,600
BlackRock Provident Institutional TempFund 365,772         365,772
                                                       ------------

Total Cash Equivalents                                     373,372
                                                       ------------

Total Short-Term Investments
  (Cost $373,372)                                          373,372
                                                       ------------


TOTAL INVESTMENTS - 103.12%
  (COST $8,565,767)                                      7,448,623



OTHER ASSETS AND
LIABILITIES, NET - (3.12)%                                (225,038)
                                                       ------------


NET ASSETS - 100.00%                                    $7,223,585
                                                       ============


NOTE TO SCHEDULE OF INVESTMENTS
-------------------------------
(a) At September 30, 2002, the Fund's investments were diversified as a percentage of net assets as follows:
   Financial Services                                   32.9%
   Consumer Staples                                     22.1%
   Health Care                                          14.9%
   Energy                                                7.4%
   Integrated Oils                                       6.2%
   Technology                                            5.9%
   Short-Term Investments                                5.2%
   Producer Durables                                     3.1%
   Utilities                                             3.1%
   Materials & Processing                                2.3%
   Other                                                (3.1%)
                                                    --------
   Total                                               100.0%
                                                    ========


SEE NOTES TO FINANCIAL STATEMENTS

PACIFIC FUNDS
PF MFS MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2002 (UNAUDITED)
------------------------------------------------------------------

                                            SHARES        VALUE
                                            ------        -----

COMMON STOCKS - 85.95%

AUTOS & TRANSPORTATION - 1.41%

Harley-Davidson Inc                           1,900        $88,255
                                                       ------------

CONSUMER DISCRETIONARY - 25.44%

Abercrombie & Fitch Co 'A' *                    800         15,736
ARAMARK Corp 'B' *                              510         10,710
BJ's Wholesale Club Inc *                     1,900         36,119
Blockbuster Inc 'A'                             600         14,880
Brinker International Inc *                   2,200         56,980
Cost Plus Inc *                                 600         16,110
Dollar Tree Stores Inc *                      2,000         44,080
EchoStar Communications Corp 'A' *            7,640        132,172
Entercom Communications Corp *                  700         33,159
Foot Locker Inc *                             3,000         29,970
Hearst-Argyle Television Inc *                1,300         32,292
Hilton Hotels Corp                            1,200         13,656
LIN TV Corp 'A' *                               600         14,850
McGraw Hill Cos Inc                           1,900        116,318
Meredith Corp                                   800         34,440
Michael's Stores Inc *                          900         41,130
Office Depot Inc *                            2,500         30,850
Outback Steakhouse Inc *                      3,100         85,188
PETsMART Inc *                                  800         14,248
Pier 1 Imports Inc                              900         17,163
Ross Stores Inc                                 700         24,948
Sabre Holdings Corp *                         1,500         29,025
Scholastic Corp *                             2,630        117,508
Starbucks Corp *                                800         16,504
Starwood Hotels & Resorts Worldwide Inc       2,700         60,210
Talbots Inc                                   2,900         81,200
The E.W. Scripps Co 'A'                         900         62,370
The New York Times Co 'A'                     1,100         49,995
Tiffany & Co                                  2,100         45,003
Tribune Co                                    2,400        100,344
Univision Communications Inc 'A' *            4,400        100,320
VeriSign Inc *                                2,275         11,489
Weight Watchers International Inc *             720         31,219
Westwood One Inc *                            2,100         75,075
                                                       ------------
                                                         1,595,261
                                                       ------------
CONSUMER STAPLES - 0.48%

CVS Corp                                      1,170         29,659
                                                       ------------

ENERGY - 2.41%

BJ Services Co *                              1,100         28,600
Cooper Cameron Corp *                           800         33,408
Devon Energy Corp                               730         35,223
Newfield Exploration Co *                       500         16,795
Noble Corp *                                    600         18,600
Weatherford International Inc *                 500         18,570
                                                       ------------
                                                           151,196
                                                       ------------
FINANCIAL SERVICES - 16.26%

Arthur J. Gallagher & Co                      3,340         82,331
Banknorth Group Inc                           1,400         33,250
Certegy Inc *                                   400          8,040
Charter One Financial Inc                     2,730         81,136
CheckFree Corp *                              2,800         31,864
Comerica Inc                                    600         28,932
Concord EFS Inc *                             7,640        121,323
Federal Agricultural Mortgage Corp 'C' *        100          2,951


------------------------------------------------------------------
                                            SHARES        VALUE
                                            ------        -----

First Tennessee National Corp                 1,000        $34,670
Fiserv Inc *                                  1,400         39,312
Global Payments Inc                           2,520         64,512
H&R Block Inc                                   700         29,407
Investment Technology Group Inc *             1,100         32,186
Investors Financial Services Corp             1,000         27,070
Jack Henry & Associates Inc                   3,000         37,290
National Commerce Financial Corp                700         17,535
New York Community Bancorp                    2,800         78,876
S1 Corp *                                     6,840         36,662
SAFECO Corp                                     600         19,068
SouthTrust Corp                               3,000         72,750
SunGard Data Systems Inc *                    3,600         70,020
The BISYS Group Inc *                         4,200         70,182
                                                       ------------
                                                         1,019,367
                                                       ------------
HEALTH CARE - 19.79%

Allergan Inc                                  1,200         65,280
AmerisourceBergen Corp                        1,000         71,420
Becton Dickinson & Co                         1,000         28,400
Biogen Inc *                                  1,400         40,978
Biomet Inc                                    1,300         34,619
Caremark Rx Inc *                             5,000         85,000
Celgene Corp *                                1,200         20,208
Cytyc Corp *                                 20,390        218,581
First Health Group Corp *                       700         18,984
Genzyme Corp-General Division *               3,580         73,784
Gilead Sciences Inc *                           500         16,765
IDEC Pharmaceuticals Corp *                     400         16,608
IMS Health Inc                                6,950        104,042
Invitrogen Corp *                             1,300         44,291
Laboratory Corp of America Holdings *         3,400        114,852
Lincare Holdings Inc *                        2,060         63,942
MedImmune Inc *                               2,600         54,262
Mylan Laboratories Inc                        1,800         58,932
Stryker Corp                                  1,400         80,640
WellPoint Health Networks Inc *                 400         29,320
                                                       ------------
                                                         1,240,908
                                                       ------------
PRODUCER DURABLES - 4.07%

American Tower Corp 'A' *                    16,190         25,742
Crown Castle International Corp *            14,600         31,682
Danaher Corp                                    800         45,480
KLA-Tencor Corp *                             1,300         36,322
Northrop Grumman Corp                           100         12,404
Novellus Systems Inc *                        3,000         62,430
Waters Corp *                                 1,700         41,225
                                                       ------------
                                                           255,285
                                                       ------------
TECHNOLOGY - 16.09%

Advanced Fibre Communications Inc *           4,240         56,265
Advanced Mirco Devices Inc *                  2,300         12,282
Analog Devices Inc *                          3,400         66,980
Applied Biosystems Group - Applera Corp       3,610         66,063
BEA Systems Inc *                             8,800         45,584
Brocade Communications Systems Inc *          5,500         41,415
Citrix Systems Inc *                          5,710         34,431
Comverse Technology Inc *                     4,300         30,057
Emulex Corp *                                   500          5,630
GlobespanVirata Inc *                         2,300          5,428
Intersil Corp 'A' *                           1,700         22,032
Intuit Inc *                                    700         31,871
JDS Uniphase Corp *                           7,300         14,221
Linear Technology Corp                        1,300         26,936
LSI Logic Corp *                              2,100         13,335
Macrovision Corp *                            1,570         19,201


SEE NOTES TO FINANCIAL STATEMENTS             SEE EXPLANATION OF SYMBOLS ON A-29

PACIFIC FUNDS
PF MFS MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2002 (UNAUDITED)

-----------------------------------------------------------------

                                             SHARES        VALUE
                                             ------        -----

Maxim Integrated Products Inc *                 800        $19,808
McDATA Corp 'A' *                             4,500         24,435
McDATA Corp 'B' *                               400          2,196
Mercury Interactive Corp *                    3,300         56,628
Microchip Technology Inc *                    2,900         59,305
Network Appliance Inc *                       3,700         27,121
PeopleSoft Inc *                              6,200         76,694
QLogic Corp *                                 2,800         72,912
RSA Security Inc *                            3,120         10,483
Symantec Corp *                                 800         26,936
Tekelec *                                     3,410         29,428
VERITAS Software Corp *                       6,700         98,557
Xilinx Inc *                                    800         12,671
                                                       ------------
                                                         1,008,905
                                                       ------------

Total Common Stocks
  (Cost $6,973,179)                                      5,388,836
                                                       ------------

FOREIGN COMMON STOCKS - 7.31%

BERMUDA - 2.33%

ACE Ltd                                       2,670         79,059
XL Capital Ltd  'A'                             910         66,885
                                                       ------------
                                                           145,944
                                                       ------------
CANADA - 0.59%

Biovail Corp *                                1,500         37,035
                                                       ------------

IRELAND - 0.28%

SmartForce PLC ADR *                          5,400         17,820
                                                       ------------

ISRAEL - 1.32%

Check Point Software Technologies *           2,100         28,854
Teva Pharmaceutical Industries Ltd AD R         800         53,600
                                                       ------------
                                                            82,454
                                                       ------------
UNITED KINGDOM - 2.79%

Shire Pharmaceuticals Group PLC ADR *         4,000         99,080
Willis Group Holdings Ltd *                   2,270         76,022
                                                       ------------
                                                           175,102
                                                       ------------

Total Foreign Common Stocks
  (Cost $518,855)                                          458,355
                                                       ------------

                                            PRINCIPAL
                                             AMOUNT
                                             ------
SHORT-TERM INVESTMENTS - 5.01%

COMMERCIAL PAPER - 4.85%

Fannie Mae
  1.860% due 10/01/02                      $304,000        304,000
                                                       ------------

Total Commercial Paper                                     304,000
                                                       ------------


-----------------------------------------------------------------
                                            SHARES        VALUE
                                            ------        -----
CASH EQUIVALENT - 0.16%

BlackRock Provident Institutional TempCash   10,308        $10,308
                                                       ------------

Total Cash Equivalent                                       10,308
                                                       ------------

Total Short-Term Investments
  (Cost $314,308)                                          314,308
                                                       ------------


TOTAL INVESTMENTS - 98.27%
  (COST $7,806,342)                                      6,161,499



OTHER ASSETS AND
LIABILITIES, NET - 1.73%                                   108,580
                                                       ------------


NET ASSETS - 100.00%                                    $6,270,079
                                                       ============


SEE NOTES TO FINANCIAL STATEMENTS             SEE EXPLANATION OF SYMBOLS ON A-29

PACIFIC FUNDS
PF MFS GLOBAL GROWTH FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2002 (UNAUDITED)
-----------------------------------------------------------------

                                             SHARES        VALUE
                                             ------        -----

PREFERRED STOCKS - 0.74%

BRAZIL - 0.06%

Banco Itau SA PN                             97,000         $2,941
                                                       ------------

GERMANY - 0.68%

Fresenius AG                                    110          2,482
Fresenius Medical Care AG                       750         12,741
Porsche AG                                       48         19,448
                                                       ------------
                                                            34,671
                                                       ------------

Total Preferred Stocks
  (Cost $66,293)                                            37,612
                                                       ------------

COMMON STOCKS - 97.96%

AUSTRALIA - 1.22%

Australia & New Zealand Banking Group Ltd     2,170         20,811
TABCORP Holdings Ltd                          3,110         19,855
The News Corp Ltd                             4,556         21,757
                                                       ------------
                                                            62,423
                                                       ------------

BELGIUM - 0.62%

Fortis *                                      2,280         31,770
                                                       ------------

BERMUDA - 0.68%

Accenture Ltd 'A' *                             320          4,570
ACE Ltd                                         420         12,436
XL Capital Ltd  'A'                             240         17,640
                                                       ------------
                                                            34,646
                                                       ------------
BRAZIL - 1.03%

Aracruz Celulose SA ADR                         980         14,367
Brasil Telecom Participacoes SA ADR             200          4,442
Cia Vale do Rio Doce ADR *                      940         21,385
Petroleo Brasileiro SA ADR                    1,140         12,232
                                                       ------------
                                                            52,426
                                                       ------------
CANADA - 2.38%

BCE Inc                                         950         16,829
EnCana Corp                                   2,940         88,844
Talisman Energy Inc *                           390         15,637
Toronto-Dominion Bank                            10            175
                                                       ------------
                                                           121,485
                                                       ------------
CHINA - 0.95%

Beijing Datang Power Generation Co 'H'        8,000          3,000
Huaneng Power International Inc 'H'          48,000         37,541
PetroChina Co Ltd 'H'                        40,000          8,103
                                                       ------------
                                                            48,644
                                                       ------------
CROATIA - 0.20%

Pliva DD GDR                                    820         10,086
                                                       ------------

DENMARK - 0.27%

Danske Bank AS                                  910         13,803
                                                       ------------


-------------------------------------------------------------------
                                            SHARES        VALUE
                                            ------        -----


EGYPT - 0.07%

MobiNil - Egyptian Mobile Netork                550         $3,411
                                                       ------------

ESTONIA - 0.05%

Eesti Telekom GDR ~                             190          2,619
                                                       ------------

FRANCE - 5.66%

Aventis SA                                    1,880         98,469
BNP Paribas                                     510         16,622
Cap Gemini SA *                                 290          4,643
Generale de Sante *                             990         11,056
Sanofi-Synthelabo SA                          1,305         73,576
Schneider Electric SA *                         418         18,539
Societe Television Francaise 1                  553         11,744
TotalFinaElf SA                                 370         48,705
Wavecom SA *                                    160          5,178
                                                       ------------
                                                           288,532
                                                       ------------
GERMANY - 1.61%

Bayerische Motoren Werke AG                     800         25,703
Celanese AG                                     928         17,287
Linde AG                                        550         19,676
Schering AG                                     410         19,651
                                                       ------------
                                                            82,317
                                                       ------------
HONG KONG - 1.68%

China Mobile Ltd *                           11,000         25,386
China Mobile Ltd ADR *                          370          4,181
Citic Pacific Ltd                             4,000          8,539
CNOOC Ltd                                    15,000         20,867
Hong Kong Electric Holdings Ltd               2,000          8,462
SmarTone Telecommunications Holdings Ltd      8,000          8,000
TCL International Holdings Ltd               36,400         10,384
                                                       ------------
                                                            85,819
                                                       ------------
HUNGARY - 0.34%

Gedeon Richter RT GDR                           110          5,228
OTP Bank RT GDR                                 720         12,240
                                                       ------------
                                                            17,468
                                                       ------------
INDIA - 0.13%

ICICI Banking Ltd ADR                         1,127          6,751
                                                       ------------

INDONESIA - 0.93%

PT Bank Central Asia Tbk                     11,200          2,771
PT Telekomunikasi Indonesia                 108,330         44,866
                                                       ------------
                                                            47,637
                                                       ------------
IRELAND - 0.81%

Bank of Ireland                               3,060         30,059
Irish Life & Permanent PLC                    1,000         11,365
                                                       ------------
                                                            41,424
                                                       ------------
ISRAEL - 0.40%

Bank Leumi Le-Israel *                        2,800          3,212
Check Point Software Technologies *             510          7,007
Taro Pharmaceutical Industries *                300         10,125
                                                       ------------
                                                            20,344
                                                       ------------

SEE NOTES TO FINANCIAL STATEMENTS             SEE EXPLANATION OF SYMBOLS ON A-29

PACIFIC FUNDS
PF MFS GLOBAL GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2002 (UNAUDITED)
-----------------------------------------------------------------

                                            SHARES        VALUE
                                            ------        -----

JAPAN - 7.97%

Asahi Breweries Ltd                          1,000         $6,440
Brother Industries Ltd                       5,000         35,403
Canon Inc                                    1,000         32,692
Credit Saison Co Ltd                         1,200         26,368
Honda Motor Co Ltd                           1,300         52,645
Namco Ltd                                      700         12,535
Nippon Electric Glass Co Ltd                 1,000         11,344
Nissan Motor Co Ltd                          7,000         51,979
Sega Corp *                                  2,000         37,375
Shiseido Co Ltd                              3,000         35,806
Stanley Electric Co Ltd                      2,000         22,425
Tokyo Gas Co Ltd                            18,640         54,508
Uni-Charm Corp                                 700         27,255
                                                      ------------
                                                          406,775
                                                      ------------
MALAYSIA - 0.48%

Resorts World Bhd                            2,000          4,737
Sime Darby Bhd                               9,000         11,510
Tenaga Nasional Bhd                          4,000          8,421
                                                      ------------
                                                           24,668
                                                      ------------
MEXICO - 2.01%

Cemex SA de CV ADR                             340          7,089
Coca-Cola Femsa SA ADR                         580         11,026
Grupo Financiero BBVA Bancomer 'O'           3,020          6,787
Grupo Modelo SA 'C'                          8,800         22,023
Grupo Televisia SA ADR *                       300          7,647
Kimberly Clark de Mexico SA de CV 'A'        4,700         10,499
Telefonos de Mexico SA de CV 'L' ADR           880         24,772
Wal-Mart de Mexico SA de CV 'V'              5,160         12,484
                                                      ------------
                                                          102,327
                                                      ------------
NETHERLANDS - 3.58%

AKZO Nobel NV                                  700         22,552
Fugro NV                                       380         15,527
Jomed NV *                                     770          7,892
Royal KPN NV *                               9,355         48,537
STMicroelectronics NV `NY'                     250          3,382
Unilever NV                                  1,010         59,788
VNU NV                                       1,063         24,694
                                                      ------------
                                                          182,372
                                                      ------------
NEW ZEALAND - 0.51%

Telecom Corp of New Zealand Ltd *           11,315         26,113
                                                      ------------

NORWAY - 0.47%

Tandberg ASA *                               2,420         23,675
                                                      ------------

PHILIPPINES - 0.20%

Philippine Long Distance Telephone Co *        500          2,671
San Miguel Corp 'B'                          6,500          7,253
                                                      ------------
                                                            9,924
                                                      ------------
RUSSIA - 1.38%

JSC MMC Norilsk Nickel ADR *                   370          6,071
LUKOIL ADR                                     240         14,599
Mobile TeleSystems OJSC ADR                    180          5,436
OAO Gazprom ADR                                400          4,440
Sibneft ADR                                    730         14,083
YUKOS ADR                                      190         25,573
                                                      ------------
                                                           70,202
                                                      ------------


-----------------------------------------------------------------
                                            SHARES        VALUE
                                            ------        -----


SINGAPORE - 0.39%

United Overseas Bank Ltd                     3,000        $20,087
                                                      ------------

SOUTH AFRICA - 1.28%

ABSA Group Ltd                               1,700          4,790
African Bank Investments Ltd                 8,590          4,279
Anglo American Platinum Corp Ltd *             365         12,259
AngloGold Ltd                                  250         13,513
FirstRand Ltd                                7,200          4,468
Gold Fields Ltd                                750          9,677
Impala Platinum Holdings Ltd                   210         11,161
Sappi Ltd ADR                                  440          5,038
                                                      ------------
                                                           65,185
                                                      ------------
SOUTH KOREA - 4.09%

Hyundai Mobis                                  300          5,864
Hyundai Motor Co Ltd                           530         12,044
Kookmin Bank                                   756         27,570
Koram Bank *                                   350          2,383
Korea Electric Power Corp                      670         11,242
Korea Exchange Bank *                          590          2,126
LG Electronics Investment Ltd                  883          9,709
POSCO ADR                                      710         15,322
Samsung Electro-Mechanics Co Ltd               160          5,734
Samsung Electronics Co Ltd                     290         70,507
Samsung Fire & Marine Insurance                 40          2,326
Samsung SDI Co Ltd                             110          7,365
SK Telecom Co Ltd                              190         36,677
                                                      ------------
                                                          208,869
                                                      ------------
SPAIN - 1.70%

Iberdrola SA                                 1,680         21,749
Inditex SA *                                 1,470         29,781
Telefonica SA *                              4,730         35,246
                                                      ------------
                                                           86,776
                                                      ------------
SWEDEN - 0.97%

Alfa Laval AB *                              2,910         24,165
Capio AB *                                   1,770         11,644
ForeningsSparbanken AB *                     1,380         13,767
                                                      ------------
                                                           49,576
                                                      ------------
SWITZERLAND - 3.34%

Converium Holding AG *                         670         29,561
Givaudan SA                                     25         11,200
Kuoni Reisen Holding AG 'B'                     50          8,824
Novartis AG                                    450         17,793
Syngenta AG                                    875         47,753
Synthes-Stratec Inc                             37         18,836
UBS AG                                         880         36,616
                                                      ------------
                                                          170,583
                                                      ------------
TAIWAN - 0.32%

China Steel Corp GDR                         1,236         10,444
United Microelectronics Corp ADR *           1,702          6,008
                                                      ------------
                                                           16,452
                                                      ------------
THAILAND - 0.45%

BEC World PLC                                  700          3,269
PTT PCL                                     14,800         13,941
Siam Cement PCL                                300          5,881
                                                      ------------
                                                           23,091
                                                      ------------



SEE NOTES TO FINANCIAL STATEMENTS             SEE EXPLANATION OF SYMBOLS ON A-29

PACIFIC FUNDS
PF MFS GLOBAL GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2002 (UNAUDITED)
-----------------------------------------------------------------

                                            SHARES        VALUE
                                            ------        -----

UNITED KINGDOM - 17.45%

Alliance & Leicester PLC                     1,510        $18,653
Anglo American PLC                           2,920         36,966
Barclays PLC                                 2,250         13,145
BHP Billiton PLC                             6,120         28,392
BP PLC ADR                                   2,290         91,371
British Sky Broadcasting PLC *               3,500         28,209
BT Group PLC                                 7,870         20,359
Cadbury Schweppes PLC                        2,610         17,444
CGNU PLC                                     7,040         39,580
Diageo PLC                                   5,050         62,660
GlaxoSmithKline PLC                          4,150         80,267
Hanson PLC                                   2,870         14,263
Intertek Testing Services Ltd *              3,070         19,119
Johnston Press PLC                           5,057         29,982
Lloyds TSB Group PLC                         4,390         32,413
Lonmin PLC                                     640          8,540
Marks & Spencer Group PLC                    1,910          9,642
National Grid Group PLC                      2,800         19,881
Next PLC                                     1,760         25,713
Old Mutual PLC                               8,360          9,170
Reckitt Benckiser PLC                        1,990         37,549
Reed Elsevier PLC                            7,465         64,157
Rio Tinto PLC                                2,170         34,877
Royal Bank of Scotland Group PLC             4,072         76,847
Shire Pharmaceuticals Group PLC ADR *           10            248
Standard Chartered PLC                       2,876         29,623
Vodafone Group PLC ADR                       1,351         17,333
William Hill PLC                             4,770         16,953
Xstrata PLC *                                  680          6,844
                                                      ------------
                                                          890,200
                                                      ------------
UNITED STATES - 32.34%

3M Co                                          250         27,492
Abbott Laboratories *                          500         20,200
American Express Co                            580         18,084
American International Group Inc               470         25,709
Amgen Inc *                                    220          9,174
Analog Devices Inc *                           960         18,912
Anthem Inc *                                   320         20,800
AOL Time Warner Inc *                        1,570         18,369
Automatic Data Processing                      330         11,474
Avon Products Inc                              210          9,681
Baker Hughes Inc                               320          9,290
Baxter International Inc                       840         25,662
Best Buy Co Inc *                              210          4,685
Brinker International Inc *                    430         11,137
Brocade Communications Systems Inc *           240          1,807
Cadence Design Systems Inc *                   930          9,458
Cardinal Health Inc                            300         18,660
Cendant Corp *                                 770          8,285
Chubb Corp                                     110          6,031
Cisco Systems Inc *                          3,700         38,776
Citigroup Inc                                1,250         37,062
Clear Channel Communications Inc *           1,330         46,217
Concord EFS Inc *                            1,160         18,421
CVS Corp                                       320          8,112
Danaher Corp                                   430         24,446
Dell Computer Corp *                           880         20,698
EchoStar Communications Corp 'A' *             700         12,110
Eli Lilly & Co                                 450         24,903
Express Scripts Inc 'A' *                      530         28,896
Family Dollar Stores Inc                       550         14,784
FedEx Corp                                     210         10,515
First Data Corp                                590         16,491
Forest Laboratories Inc *                      310         25,423
Fox Entertainment Group Inc 'A' *            1,440         31,723

-----------------------------------------------------------------
                                            SHARES        VALUE
                                            ------        -----


Freddie Mac                                    620        $34,658
Gannett Co Inc                                 430         31,037
General Electric Co                          1,680         41,412
Goldman Sachs Group Inc                        330         21,790
Harley-Davidson Inc                            490         22,761
HealthSouth Corp *                           1,210          5,022
Home Depot Inc                               1,280         33,408
IMS Health Inc                                 670         10,030
International Paper Co                         330         11,019
Johnson & Johnson                              430         23,254
Kellogg Co                                     850         28,263
Kimberly-Clark Corp                            210         11,894
Kohl's Corp *                                  140          8,513
Lamar Advertising Co *                         100          3,035
Lexmark International Inc *                    280         13,160
Linear Technology Corp                         240          4,973
Manpower Inc                                   550         16,137
Maxim Integrated Products Inc *                340          8,418
Mellon Financial Corp                          940         24,374
Mercury Interactive Corp *                     170          2,917
Merrill Lynch & Co Inc                         380         12,521
MetLife Inc                                  1,060         24,126
Microsoft Corp *                             1,170         51,117
Morgan Stanley Dean Witter & Co                590         19,989
Newell Rubbermaid Inc                          300          9,261
Nike Inc 'B'                                   300         12,954
Northrop Grumman Corp                          110         13,644
Novellus Systems Inc *                         210          4,370
Oracle Corp *                                3,220         25,309
PeopleSoft Inc *                               790          9,772
PepsiCo Inc                                    310         11,455
Pfizer Inc                                   2,840         82,417
Pharmacia Corp                                 320         12,442
Philip Morris Cos Inc                          440         17,072
Praxair Inc                                    210         10,733
Rational Software Corp *                       380          1,642
Sears Roebuck & Co                             140          5,460
Starwood Hotels & Resorts Worldwide Inc        280          6,244
Stryker Corp                                   210         12,096
SunGard Data Systems Inc *                     800         15,560
Target Corp                                  1,140         33,653
Tenet Healthcare Corp *                        800         39,600
Texas Instruments Inc                          880         12,998
The BISYS Group Inc *                          770         12,867
The Gillette Co                                870         25,752
The New York Times Co 'A'                      100          4,545
Travelers Property Casualty Corp 'A' *         805         10,626
United Parcel Service Inc 'B'                  250         15,633
UnitedHealth Group Inc                         110          9,594
Univision Communications Inc 'A' *             120          2,736
VERITAS Software Corp *                      1,130         16,622
Viacom Inc 'B' *                             1,820         73,801
Wal-Mart Stores Inc                            430         21,173
Wyeth                                          730         23,214
                                                      ------------
                                                        1,650,560
                                                      ------------

Total Common Stocks
  (Cost $5,709,626)                                     4,999,040
                                                      ------------



SEE NOTES TO FINANCIAL STATEMENTS             SEE EXPLANATION OF SYMBOLS ON A-29

PACIFIC FUNDS
PF MFS GLOBAL GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2002 (UNAUDITED)
-----------------------------------------------------------------

                                        PRINCIPAL
                                         AMOUNT          VALUE
                                         ------          -----
SHORT-TERM INVESTMENT - 2.41%

COMMERCIAL PAPER - 2.41%

Fannie Mae
  1.860% due 10/01/02                     $123,000       $123,000
                                                      ------------

Total Commercial Paper                                    123,000
                                                      ------------

Total Short-Term Investment
  (Cost $123,000)                                         123,000
                                                      ------------


TOTAL INVESTMENTS - 101.11%
  (COST $5,898,919)                                     5,159,652



OTHER ASSETS AND
LIABILITIES, NET - (1.11)%                                (56,426)
                                                      ------------


NET ASSETS - 100.00%                                   $5,103,226
                                                      ============


NOTE TO SCHEDULE OF INVESTMENTS
-------------------------------
(a) At September 30, 2002, the Fund's investments were diversified as a percentage of net assets as follows:
   Financial Services                                   18.9%
   Consumer Discretionary                               16.1%
   Health Care                                          15.1%
   Utilities                                             9.8%
   Materials & Processing                                7.9%
   Technology                                            7.5%
   Consumer Staples                                      5.7%
   Autos & Transportation                                4.2%
   Energy                                                3.6%
   Integrated Oils                                       3.5%
   Diversified                                           3.4%
   Producer Durables                                     3.0%
   Short-Term Investments                                2.4%
   Other                                                (1.1%)
                                                    ----------
   Total                                               100.0%
                                                    ==========


SEE NOTES TO FINANCIAL STATEMENTS

PACIFIC FUNDS
PF PIMCO MANAGED BOND FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2002 (UNAUDITED)
-----------------------------------------------------------------

                                          PRINCIPAL
                                            AMOUNT          VALUE
                                            ------          -----

CORPORATE BONDS & NOTES - 8.36%

AUTOS & TRANSPORTATION - 1.55%

Delta Air Lines Inc
  7.570% due 05/18/12                        $200,000     $212,958
Ford Motor Co
  7.450% due 07/16/31                         300,000      247,542
                                                       -------------
                                                           460,500
                                                       -------------
CONSUMER DISCRETIONARY - 0.85%

AOL Time Warner Inc
  7.625% due 04/15/31                         300,000      250,895
                                                       -------------

ENERGY - 0.11%

Dynegy Holdings Inc
  8.750% due 02/15/12                         100,000       31,500
                                                       -------------

FINANCIAL SERVICES - 1.20%

Qwest Capital Funding
  7.250% due 02/15/11                         150,000       67,500
Sprint Capital Corp
  6.875% due 11/15/28                          50,000       28,878
  7.625% due 01/30/11                         300,000      202,919
Unilever Capital Corp
  6.875% due 11/01/05                          50,000       56,221
                                                       -------------
                                                           355,518
                                                       -------------
INTEGRATED OILS - 1.31%

Occidental Petroleum Corp
  8.450% due 02/15/29                         300,000      387,778
                                                       -------------

UTILITIES - 3.34%

AT&T Corp
  7.300% due 11/15/11 ~                       300,000      290,055
AT&T Wireless Services Inc
  8.125% due 05/01/12                         100,000       77,140
Limestone Electron Trust
  8.625% due 03/15/03 ~                       300,000      267,240
Qwest Corp
  6.875% due 09/15/33                         150,000      102,750
Verizon Florida Inc
  6.125% due 01/15/13                          50,000       50,000
Verizon Maryland Inc
  6.125% due 03/01/12                         100,000      101,767
Verizon New Jersey Inc
  5.875% due 01/17/12                         100,000       99,975
                                                       -------------
                                                           988,927
                                                       -------------

Total Corporate Bonds
  (Cost $2,774,994)                                      2,475,118
                                                       -------------

MORTGAGE-BACKED SECURITIES - 74.74%

COLLATERALIZED MORTGAGE OBLIGATIONS - 48.35%

Credit-Based Asset Servicing and Securitization LLC
  2.134% due 06/25/32 "                       280,095      279,333
CS First Boston Mortgage Securities Corp
  2.170% due 03/25/32 " ~ +                   288,759      287,600
  7.500% due 02/25/31 "                       231,765      238,376


-----------------------------------------------------------------

                                          PRINCIPAL
                                            AMOUNT          VALUE
                                            ------          -----
Fannie Mae
  5.500% due 03/25/09 "                    $1,000,000   $1,036,725
  6.000% due 01/25/22 "                     2,037,208    2,071,508
  6.250% due 04/18/21 "                     2,000,000    2,035,683
  6.250% due 10/25/22 "                       500,000      527,422
  6.250% due 08/25/28 "                       313,251      319,059
First Nationwide Trust
  6.240% due 02/27/29 "                       142,390      143,654
Freddie Mac
  6.000% due 09/15/22 "                       874,943      883,804
  6.000% due 02/15/24 "                       458,749      467,356
  6.000% due 06/15/25 "                     2,190,058    2,229,255
  6.250% due 04/15/23 "                       500,000      533,865
  6.250% due 02/15/27 "                       223,524      228,009
Government National Mortgage Association
  5.500% due 11/20/31 "                     1,000,000    1,038,219
MLCC Mortgage Investors Inc
  2.203% due 02/21/26 " +                     152,948      152,692
Residential Funding Mortgage Securities Inc
  5.691% due 09/25/32 " +                     500,000      510,750
Washington Mutual Mortgage Securities Corp
  5.243% due 10/25/32 " +                     494,094      501,320
  6.010% due 01/25/31 " +                      69,226       70,378
  6.500% due 10/19/29 "                       245,199      252,685
Wells Fargo Mortgage-Backed Securities
  4.972% due 09/25/32 " +                     500,000      507,750
                                                       -------------
                                                        14,315,443
                                                       -------------
FANNIE MAE - 10.47%

  5.500% due 11/15/17 "                     2,000,000    2,053,750
  6.500% due 03/01/17 "                     1,000,000    1,048,125
                                                       -------------
                                                         3,101,875
                                                       -------------
FREDDIE MAC - 3.68%

  5.500% due 08/01/07 "                       596,749      617,822
  5.968% due 11/01/31 " +                     450,899      471,296
                                                       -------------
                                                         1,089,118
                                                       -------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 12.24%

  6.000% due 10/23/32 "                     3,500,000    3,623,592
                                                       -------------


Total Mortgage-Backed Securities
  (Cost $22,155,819)                                    22,130,028
                                                       -------------

ASSET-BACKED SECURITIES - 2.28%

Conseco Private Label Master Note Trust
  2.106% due 12/15/08 " +                     200,000      199,316
CS First Boston Securities Corp
  2.484% due 03/25/32 ~ " +                   281,602      280,472
Morgan Stanley Dean Witter Capital I Inc Trust
  2.144% due 07/25/32 " +                     194,466      193,795
                                                       -------------
                                                           673,583
                                                       -------------

Total Asset-Backed Securities
  (Cost $675,154)                                          673,583
                                                       -------------




SEE NOTES TO FINANCIAL STATEMENTS             SEE EXPLANATION OF SYMBOLS ON A-29

PACIFIC FUNDS
PF PIMCO MANAGED BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2002 (UNAUDITED)
-----------------------------------------------------------------
                                        PRINCIPAL
                                          AMOUNT          VALUE
                                          ------          -----


FOREIGN BONDS - 2.03%

FRANCE - 1.12%

France Telecom
  10.000% due 03/01/31 +                     $300,000     $332,760
                                                      -------------

GERMANY - 0.91%

Deutsche Telekom International Finance BV
  8.750% due 06/15/30                         250,000      268,835
                                                      -------------


Total Foreign Bonds
  (Cost $590,310)                                          601,595
                                                      -------------

FOREIGN GOVERNMENT BONDS - 4.57%

BRAZIL - 0.68%

Republic of Brazil
  11.000% due 01/11/12                        100,000       45,250
  11.500% due 03/12/08                        300,000      156,750
                                                      -------------
                                                           202,000
                                                      -------------
GERMANY - 1.43%

Bundesrepublik Deutschland
  5.250% due 01/04/11
  (Principal in Euro)                         400,000      423,287
                                                      -------------

MEXICO - 1.62%

United Mexican States
  0.000% due 06/30/04                         250,000          750
  0.000% due 06/30/05                         250,000          137
  0.000% due 06/30/06                         250,000          138
  0.000% due 06/30/07                         250,000          138
  8.000% due 09/24/22                         500,000      479,500
                                                      -------------
                                                           480,663
                                                      -------------
PERU - 0.84%

Republic of Peru
  9.125% due 02/21/12                         300,000      248,644
                                                      -------------

Total Foreign Government Bonds
  (Cost $1,573,927)                                      1,354,594
                                                      -------------

SHORT-TERM INVESTMENTS - 26.31%

COMMERCIAL PAPER - 20.45%

Abbey National
  1.750% due 12/10/02                         900,000      897,042
AT&T Corp
  3.720% due 04/18/03 ~ +                     500,000      470,545
Fannie Mae
  1.710% due 11/20/02                       3,300,000    3,292,575
  1.710% due 12/18/02                       1,000,000      996,533
Svenska Handelsbank Inc
  1.750% due 11/06/02                         400,000      399,300
                                                      -------------

Total Commercial Paper                                  6,055,995
                                                      -------------


-------------------------------------------------------------------
                                             SHARES        VALUE
                                             ------        -----

CASH EQUIVALENTS - 5.02%

BlackRock Provident Institutional TempCash    742,267     $742,267
BlackRock Provident Institutional TempFund    742,268      742,268
                                                      -------------

Total Cash Equivalents                                   1,484,535
                                                      -------------
                                            PRINCIPAL
                                             AMOUNT
                                             ------
U.S. TREASURY BILLS - 0.84%

  1.597% due 11/29/02 **                      $15,000       14,962
  1.601% due 11/14/02 **                      155,000      154,697
  1.633% due 11/29/02 **                       50,000       49,871
  1.640% due 11/29/02 **                       20,000       19,949
  1.646% due 11/29/02 **                       10,000        9,974
                                                      -------------

Total U.S. Treasury Bills                                  249,453
                                                      -------------

Total Short-Term Investments
  (Cost $7,818,678)                                      7,789,983
                                                      -------------


TOTAL INVESTMENTS - 118.29%
  (COST $35,588,882)                                    35,024,901



OTHER ASSETS AND
LIABILITIES, NET - (18.29)%                             (5,414,512)
                                                      -------------


NET ASSETS - 100.00%                                   $29,610,389
                                                      =============


SEE NOTES TO FINANCIAL STATEMENTS            SEE EXPLANATION OF SYMBOLS ON A-29

PACIFIC FUNDS
PF PIMCO MANAGED BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2002 (UNAUDITED)
-------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------
(a)Securities with an approximate aggregate market value of $249,453 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2002:

                                           Number of   Unrealized
             Type                          Contracts  Appreciation
-------------------------------------------------------------------
Eurodollar Futures (12/02)                          9       $7,313
EUX 10-Year Euro-Bond Futures (12/02)              42       42,119
U.S. Treasury 10-Year Notes (12/02)                44      121,203
U.S. Treasury 20-Year Bonds (12/02)                38      121,352
                                               --------------------
                                                  133     $291,987
                                               ====================

(b) Swap agreements outstanding as of September 30, 2002:

                                          Notional     Unrealized
             Type                          Amount     Depreciation
-------------------------------------------------------------------
Receive floating rate based on 3-month USD-Libor and
  pay fixed rate equal to 6.0000%.
Broker: Morgan Stanley Dean Witter
  Exp. 12/18/02                            $1,200,000    ($108,347)
                                          =========================

(c)Transactions in written options for the period ended September 30, 2002, were as follows:

                                            Number of
                                            Contracts      Premium
-------------------------------------------------------------------
Outstanding, March 31, 2002                        20       $6,425
Options Written                             4,200,000      114,510
Options Expired                                    20        6,425
                                           ------------------------
Outstanding, September 30, 2002             4,200,000     $114,510
                                           ========================

(d)  Premiums received on written options:

                                  Number of
        Type                      Contracts    Premium      Value
-------------------------------------------------------------------
Call - OTC Swaption 3ML
  Strike @ 5.00 Exp 01/07/05      1,000,000    $27,150     $51,089
Put - OTC Swaption 3ML
  Strike @ 7.00 Exp 01/07/05      1,000,000     20,700      17,051
Call - OTC Swaption 3ML
  Strike @ 4.00 Exp 09/23/05      1,100,000     29,370      23,335
Put - OTC Swaption 3ML
  Strike @ 6.00 Exp 09/23/05      1,100,000     37,290      40,098
                                           ------------------------
                                              $114,510    $131,573
                                           ========================

(e)Forward foreign currency contracts outstanding at September 30, 2002, were as follows:

                      Principal
                       Amount
 Contract            Covered by    Expiration    Unrealized
   Type   Currency    Contracts       Month     Depreciation
-------------------------------------------------------------------
   Sell      ED        376,000        11/02         ($2,161)
                                                  ==========

       Notional and principal amount denoted in the indicated currency:
           ED - Eurodollar

SEE NOTES TO FINANCIAL STATEMENTS

PACIFIC FUNDS
PF PACIFIC LIFE MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2002 (UNAUDITED)
-------------------------------------------------------------------
                                            PRINCIPAL
                                              AMOUNT      VALUE
                                              ------      -----


SHORT-TERM INVESTMENTS - 100.56%

COMMERCIAL PAPER - 66.01%

3M Co
  1.690% due 11/20/02                        $300,000     $299,296
  1.700% due 10/21/02                         585,000      584,447
Archer-Daniels-Midland Co
  1.730% due 11/12/02 ~                       340,000      339,314
  1.750% due 11/20/02 ~                       360,000      359,125
BellSouth Corp
  1.730% due 10/04/02 ~                       775,000      774,888
Bemis Co
  1.740% due 10/02/02 ~                       900,000      899,957
Caterpillar Financial Services Corp
  1.710% due 10/28/02                         600,000      599,231
Coca-Cola Enterprises
  1.710% due 10/11/02 ~                       900,000      899,573
Federal Home Loan Bank
  1.717% due 05/15/03 +                     1,000,000    1,000,000
  1.950% due 09/29/03                         900,000      900,000
  2.390% due 06/13/03 +                       500,000      500,000
Freddie Mac
  2.385% due 06/13/03 +                       500,000      500,000
Gannett Co
  1.740% due 10/09/02 ~                       900,000      899,652
Kraft Foods Inc
  1.760% due 10/07/02                         600,000      599,824
May Deparment Stores Co
  1.710% due 10/25/02                         765,000      764,128
Pfizer Inc
  1.760% due 10/10/02 ~                       865,000      864,619
Student Loan Marketing Association
  1.679% due 10/17/02 +                     1,000,000    1,000,000
Volkswagen of America Inc
  1.750% due 10/17/02 ~                       348,000      347,729
Wells Fargo & Co
  1.700% due 10/15/02                         900,000      899,405
                                                      -------------

Total Commercial Paper                                  13,031,188
                                                      -------------

ASSET-BACKED SECURITIES - 8.92%

BMW Vehicle Lease Trust
  1.910% due 05/26/03 "                       383,905      383,905
Honda Auto Receivables Owner Trust
  1.950% due 06/13/03 "                       533,767      533,767
Nissan Auto Receivables Owner Trust
  1.704% due 09/08/03 "                       383,362      383,362
  2.090% due 05/09/03 "                       459,292      459,292
                                                      -------------

Total Asset-Backed Securities                            1,760,326
                                                      -------------

U.S. TREASURY BILLS - 25.13%

  1.590% due 11/14/02                       4,000,000    3,992,227
  1.610% due 11/07/02                         705,000      703,833
  1.685% due 10/03/02                         265,000      264,975
                                                      -------------

Total U.S. Treasury Bills                                4,961,035
                                                      -------------

-------------------------------------------------------------------
                                              SHARES      VALUE
                                              ------      -----


CASH EQUIVALENT - 0.50%

BlackRock Provident Institutional TempFund     99,834      $99,834
                                                      -------------

Total Cash Equivalent                                       99,834
                                                      -------------

Total Short-Term Investments
  (Cost $19,852,383)                                    19,852,383
                                                      -------------


TOTAL INVESTMENTS - 100.56%
  (COST $19,852,383)                                    19,852,383



OTHER ASSETS AND
LIABILITIES, NET - (0.56)%                                (110,705)
                                                      -------------


NET ASSETS - 100.00%                                   $19,741,678
                                                      =============

SEE NOTES TO FINANCIAL STATEMENTS             SEE EXPLANATION OF SYMBOLS ON A-29

PACIFIC FUNDS
PF PUTNAM EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2002 (UNAUDITED)
-------------------------------------------------------------------

                                              SHARES      VALUE
                                              ------      -----


CONVERTIBLE PREFERRED STOCKS - 1.71%

AUTOS & TRANSPORTATION - 0.76%

Ford Motor Co Capital Trust II                  1,320      $53,183
General Motors Corp                               470       10,519
                                                      -------------
                                                            63,702
                                                      -------------
HEALTH CARE - 0.30%

Anthem Inc                                        310       24,837
                                                      -------------

TECHNOLOGY - 0.34%

Motorola Inc                                      800       28,976
                                                      -------------

UTILITIES - 0.31%

TXU Corp                                          570       26,186
                                                      -------------

Total Convertible Preferred Stocks
  (Cost $164,997)                                          143,701
                                                      -------------

COMMON STOCKS - 87.14%

AUTOS & TRANSPORTATION - 2.15%

Delphi Corp                                     1,500       12,825
Union Pacific Corp                              2,900      167,823
                                                      -------------
                                                           180,648
                                                      -------------
CONSUMER DISCRETIONARY - 9.98%

Cendant Corp *                                  2,700       29,052
Federated Department Stores *                     800       23,552
Hilton Hotels Corp                                500        5,690
J.C. Penney Co Inc                              4,100       65,272
Kimberly-Clark Corp                             1,600       90,624
Knight-Ridder Inc                                 400       22,564
KPMG Consulting Inc *                           1,800       11,628
Liberty Media Corp 'A' *                       12,600       90,468
Limited Brands Inc                              1,200       17,208
Marriott International Inc 'A'                    800       23,192
McDonald's Corp                                 3,200       56,512
Office Depot Inc *                              3,100       38,254
Republic Services Inc *                         4,600       86,480
Royal Caribbean Cruises Ltd                     1,900       30,248
ServiceMaster Co                                  800        8,680
The Walt Disney Co                              5,000       75,700
TJX Cos Inc                                     2,200       37,400
USA Interactive *                               2,200       42,636
Valassis Communications Inc *                     500       17,535
Waste Management Inc                            1,900       44,308
Yum! Brands Inc *                                 800       22,168
                                                      -------------
                                                           839,171
                                                      -------------
CONSUMER STAPLES - 4.53%

Coca-Cola Enterprises Inc                       1,200       25,488
Colgate-Palmolive Co                              700       37,765
H.J. Heinz Co                                   1,200       40,044
Kraft Foods Inc 'A'                               800       29,168
Kroger Co *                                     4,400       62,040
Pepsi Bottling Group Inc                        1,300       30,420

-------------------------------------------------------------------

                                              SHARES      VALUE
                                              ------      -----

Philip Morris Cos Inc                           3,900     $151,320
Rite Aid Corp *                                 2,000        4,200
                                                      -------------
                                                           380,445
                                                      -------------
DIVERSIFIED - 1.97%

Eaton Corp                                        100        6,374
Fortune Brands Inc                              2,100       99,309
Honeywell International Inc                     1,900       41,154
Schlumberger Ltd                                  500       19,230
                                                      -------------
                                                           166,067
                                                      -------------
ENERGY - 0.83%

Burlington Resources Inc                          800       30,688
Dynegy Inc 'A'                                  1,500        1,740
El Paso Corp                                    2,100       17,367
Peabody Energy Corp                               800       20,400
                                                      -------------
                                                            70,195
                                                      -------------
FINANCIAL SERVICES - 31.97%

AMBAC Financial Group Inc                         400       21,556
American International Group Inc                1,000       54,700
Archstone-Smith Trust                           2,300       54,924
Bank of America Corp                            3,550      226,490
Banknorth Group Inc                             1,125       26,719
BB&T Corp                                         900       31,536
Berkshire Hathaway Inc 'B' *                       30       73,950
Charter One Financial Inc                       2,970       88,268
CIGNA Corp                                      1,100       77,825
CIT Group Inc *                                 2,000       35,960
Citigroup Inc                                  10,100      299,465
Comerica Inc                                    2,700      130,194
Equity Office Properties Trust                  2,100       54,222
Equity Residential                              3,700       88,578
Fannie Mae                                      1,500       89,310
Freddie Mac                                     1,900      106,210
GreenPoint Financial Corp                         900       37,566
Household International Inc                     1,100       31,141
JP Morgan Chase & Co                            3,000       56,970
Lehman Brothers Holdings Inc                      800       39,240
M&T Bank Corp                                     600       47,286
MBIA Inc                                        1,000       39,950
MBNA Corp                                       1,200       22,056
Mellon Financial Corp                           2,500       64,825
Merrill Lynch & Co Inc                          2,500       82,375
Morgan Stanley Dean Witter & Co                 2,200       74,536
Radian Group Inc                                2,200       71,852
The Bank of New York Co Inc                     2,200       63,228
The Hartford Financial Services Group Inc         500       20,500
The PMI Group Inc                               1,300       35,373
Travelers Property Casualty Corp 'A' *          1,636       21,595
Travelers Property Casualty Corp 'B' *          1,696       22,947
U.S. Bancorp                                    9,700      180,226
UnumProvident Corp                                500       10,175
Wachovia Corp                                   2,700       88,263
Washington Mutual Inc                           2,700       84,969
Wells Fargo & Co                                1,750       84,280
Zions Bancorp                                   1,100       47,883
                                                      -------------
                                                         2,687,143
                                                      -------------
HEALTH CARE - 3.64%

Abbott Laboratories                             1,300       52,520
Anthem Inc *                                      400       26,000
Bristol-Myers Squibb Co                           800       19,040
HCA Inc                                           800       38,088


SEE NOTES TO FINANCIAL STATEMENTS             SEE EXPLANATION OF SYMBOLS ON A-29

PACIFIC FUNDS
PF PUTNAM EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2002 (UNAUDITED)
-------------------------------------------------------------------

                                            SHARES        VALUE
                                            ------        -----

King Pharmaceuticals Inc *                      800        $14,536
Merck & Co Inc                                2,050         93,706
Schering-Plough Corp                          2,900         61,828
                                                      -------------
                                                           305,718
                                                      -------------
INTEGRATED OILS - 6.98%

ConocoPhillips                                2,709        125,264
Exxon Mobil Corp                             11,200        357,280
Marathon Oil Corp                             1,400         31,752
Unocal Corp                                   2,300         72,197
                                                      -------------
                                                           586,493
                                                      -------------
MATERIALS & PROCESSING - 4.69%

Boise Cascade Corp                            1,100         25,080
E.I. DuPont de Nemours & Co                     100          3,607
Engelhard Corp                                2,400         57,192
Georgia-Pacific Corp                            900         11,781
International Paper Co                        1,600         53,424
PPG Industries Inc                              400         17,880
Rohm & Haas Co                                  500         15,500
Smurfit-Stone Container Corp *                4,000         50,240
Sonoco Products Co                            2,800         59,668
The Dow Chemical Co                           2,700         73,737
Weyerhaeuser Co                                 600         26,262
                                                      -------------
                                                           394,371
                                                      -------------
PRODUCER DURABLES - 4.85%

Agilent Technologies Inc *                    2,100         27,426
Cooper Industries Ltd 'A'                       400         12,140
Dover Corp                                    1,000         25,380
Emerson Electric Co                           1,100         48,334
Lexmark International Inc *                     600         28,200
Lockheed Martin Corp                            600         38,802
Northrop Grumman Corp                           450         55,818
Pall Corp                                     1,000         15,790
Parker Hannifin Corp                          1,500         57,315
Rockwell Collins Inc                            900         19,746
The Boeing Co                                 1,300         44,369
W.W. Grainger Inc                               800         34,040
                                                      -------------
                                                           407,360
                                                      -------------
TECHNOLOGY - 3.56%

BMC Software Inc *                            3,200         41,824
Computer Associates International Inc         4,100         39,360
Hewlett-Packard Co                           10,529        122,873
International Business Machines Corp            700         40,873
NCR Corp *                                    1,200         23,760
PeopleSoft Inc *                              2,000         24,740
Sun Microsystems Inc *                        2,300          5,957
                                                      -------------
                                                           299,387
                                                      -------------
UTILITIES - 11.99%

AT&T Corp                                     2,000         24,020
AT&T Wireless Services Inc *                  2,800         11,536
BellSouth Corp                                4,500         82,620
Cinergy Corp                                  1,700         53,431
Citizens Communications Co *                  1,700         11,526
Comcast Corp 'A' *                            2,600         54,236
Constellation Energy Group Inc                  700         17,353
Dominion Resources Inc VA                       400         20,292
DPL Inc                                       3,000         49,350
DTE Energy Co                                   450         18,315
Duke Energy Corp                                800         15,640
Edison International *                        2,000         20,000
Entergy Corp                                  1,900         79,040

-------------------------------------------------------------------
                                            SHARES        VALUE
                                            ------        -----


FirstEnergy Corp                                900        $26,901
Northeast Utilities Inc                       1,900         32,110
PG&E Corp *                                     800          9,008
PPL Corp                                        700         22,778
Progress Energy Inc                           1,600         65,392
Qwest Communication Int'l Inc *               5,800         13,224
Reliant Energy Inc                            1,800         18,018
SBC Communications Inc                        8,000        160,800
Sprint Corp - FON Group                       2,900         26,448
Verizon Communications Inc                    6,400        175,616
                                                      -------------
                                                         1,007,654
                                                      -------------

Total Common Stocks
  (Cost $9,298,457)                                      7,324,652
                                                      -------------

FOREIGN COMMON STOCKS - 7.26%

BERMUDA - 3.89%

ACE Ltd                                       3,250         96,232
Ingersoll-Rand Co 'A'                         1,900         65,436
Tyco International Ltd                        3,400         47,940
XL Capital Ltd  'A'                           1,600        117,600
                                                      -------------
                                                           327,208
                                                      -------------
CANADA - 0.54%

Abitibi-Consolidated Inc                      3,400         23,018
Canadian National Railway Co                    600         22,404
                                                      -------------
                                                            45,422
                                                      -------------
FRANCE - 1.02%

TotalFinaElf SA ADR                           1,300         85,605
                                                      -------------

NETHERLANDS - 0.62%

Royal Dutch Petroleum Co `NY'                 1,300         52,221
                                                      -------------

SINGAPORE - 0.19%

Flextronics International Ltd *               2,300         16,036
                                                      -------------

UNITED KINGDOM - 1.00%

BP PLC ADR                                    2,100         83,790
                                                      -------------

Total Foreign Common Stocks
  (Cost $801,657)                                          610,282
                                                      -------------
                                          PRINCIPAL
                                            AMOUNT
                                            ------
CONVERTIBLE CORPORATE BONDS - 0.71%

CONSUMER DISCRETIONARY - 0.48%

Service Corp International
  6.750% due 06/22/08                       $50,000         40,375
                                                      -------------

CONSUMER STAPLES - 0.09%

Rite Aid Corp
  4.750% due 12/01/06                        10,000          7,050
                                                      -------------



SEE NOTES TO FINANCIAL STATEMENTS             SEE EXPLANATION OF SYMBOLS ON A-29

PACIFIC FUNDS
PF PUTNAM EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2002 (UNAUDITED)
-------------------------------------------------------------------
                                          PRINCIPAL
                                            AMOUNT       VALUE
                                            ------       -----
MATERIALS & PROCESSING - 0.14%

Freeport-McMoRan Copper & Gold Inc
  8.250% due 01/31/06 ~                       $10,000      $11,975
                                                      -------------

Total Convertible Corporate Bonds
  (Cost $70,783)                                            59,400
                                                      -------------
                                           SHARES
                                           ------
SHORT-TERM INVESTMENT - 3.03%

CASH EQUIVALENT - 3.03%

BlackRock Provident Institutional TempFund    255,042      255,042
                                                      -------------

Total Cash Equivalent                                      255,042
                                                      -------------

Total Short-Term Investment
  (Cost $255,042)                                          255,042
                                                      -------------


TOTAL INVESTMENTS - 99.85%
  (COST $10,590,936)                                     8,393,077



OTHER ASSETS AND
LIABILITIES, NET - 0.15%                                    12,736
                                                      -------------


NET ASSETS - 100.00%                                    $8,405,813
                                                      -------------

SEE NOTES TO FINANCIAL STATEMENTS             SEE EXPLANATION OF SYMBOLS ON A-29

PACIFIC FUNDS
PFPUTNAM RESEARCH FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2002 (UNAUDITED)
-------------------------------------------------------------------

                                           SHARES        VALUE
                                           ------        -----

COMMON STOCKS - 90.82%

AUTOS & TRANSPORTATION - 2.56%

Southwest Airlines Co                        10,100       $131,906
Union Pacific Corp                            2,450        141,781
                                                      -------------
                                                           273,687
                                                      -------------
CONSUMER DISCRETIONARY - 18.03%

AutoZone Inc *                                  900         70,974
Avon Products Inc                             2,700        124,470
EchoStar Communications Corp 'A' *            5,400         93,420
Hilton Hotels Corp                            8,400         95,592
International Game Technology *               1,393         96,312
J.C. Penney Co Inc                            6,300        100,296
Kimberly-Clark Corp                           2,600        147,264
Kohl's Corp *                                 1,120         68,107
KPMG Consulting Inc *                         9,250         59,755
Liberty Media Corp 'A' *                     14,000        100,520
Lowe's Cos Inc                                5,150        213,210
Office Depot Inc *                            8,100         99,954
Omnicom Group Inc                               100          5,568
Royal Caribbean Cruises Ltd                   5,650         89,948
Target Corp                                   3,550        104,796
The Walt Disney Co                            9,100        137,774
TJX Cos Inc                                   7,400        125,800
Viacom Inc 'B' *                                780         31,629
Waste Management Inc                          2,600         60,632
Yum! Brands Inc *                             3,600         99,756
                                                      -------------
                                                         1,925,777
                                                      -------------
CONSUMER STAPLES - 5.66%

General Mills Inc                               900         39,978
Kraft Foods Inc 'A'                           2,600         94,796
PepsiCo Inc                                   5,900        218,005
Philip Morris Cos Inc                         5,650        219,220
Sysco Corp                                    1,150         32,648
                                                      -------------
                                                           604,647
                                                      -------------
DIVERSIFIED - 0.87%

Honeywell International Inc                   4,300         93,138
                                                      -------------

ENERGY - 0.40%

Burlington Resources Inc                      1,100         42,196
                                                      -------------

FINANCIAL SERVICES - 19.59%

American International Group Inc              5,850        319,995
Bank of America Corp                            500         31,900
Capital One Financial Corp                    3,330        116,284
Citigroup Inc                                16,150        478,848
Comerica Inc                                    650         31,343
Equity Office Properties Trust                1,300         33,566
Freddie Mac                                   4,350        243,165
Household International Inc                   4,400        124,564
MBNA Corp                                     8,800        161,744
Radian Group Inc                              1,600         52,256
The Bank of New York Co Inc                   2,550         73,287
U.S. Bancorp                                 11,850        220,173
Washington Mutual Inc                           900         28,323
Wells Fargo & Co                              1,700         81,872
Zions Bancorp                                 2,180         94,895
                                                      -------------
                                                         2,092,215
                                                      -------------

-------------------------------------------------------------------
                                           SHARES        VALUE
                                           ------        -----

HEALTH CARE - 16.19%

Abbott Laboratories *                         3,220       $130,088
Allergan Inc                                  1,400         76,160
AmerisourceBergen Corp                        1,080         77,134
Amgen Inc *                                   2,300         95,910
Andrx Group *                                 3,071         68,023
Boston Scientific Corp *                      1,300         41,028
Cardinal Health Inc                           2,750        171,050
Forest Laboratories Inc *                       400         32,804
Guidant Corp *                                1,000         32,310
HCA Inc                                         750         35,707
Johnson & Johnson                             5,450        294,736
King Pharmaceuticals Inc *                    2,900         52,693
MedImmune Inc *                               1,600         33,392
Medtronic Inc                                 2,560        107,827
Pfizer Inc                                    3,800        110,276
Pharmacia Corp                                4,650        180,792
Schering-Plough Corp                          6,400        136,448
WellPoint Health Networks Inc *                 724         53,069
                                                      -------------
                                                         1,729,447
                                                      -------------
INTEGRATED OILS - 4.12%

Exxon Mobil Corp                             12,479        398,080
GlobalSantaFe Corp                            1,900         42,465
                                                      -------------
                                                           440,545
                                                      -------------
MATERIALS & PROCESSING - 1.74%

Georgia-Pacific Corp                          2,000         26,180
Smurfit-Stone Container Corp *                4,100         51,496
The Dow Chemical Co                           1,200         32,772
Weyerhaeuser Co                               1,710         74,847
                                                      -------------
                                                           185,295
                                                      -------------
PRODUCER DURABLES - 3.01%

Emerson Electric Co                           2,650        116,441
Lexmark International Inc *                   2,400        112,800
Parker Hannifin Corp                          2,400         91,704
                                                      -------------
                                                           320,945
                                                      -------------
TECHNOLOGY - 12.50%

BMC Software Inc *                            7,100         92,797
Computer Associates International Inc        10,350         99,360
Dell Computer Corp *                          6,200        145,824
Hewlett-Packard Co                           20,750        242,153
Intel Corp                                   16,200        225,018
Microsoft Corp *                             10,200        445,638
Motorola Inc                                  4,700         47,846
PeopleSoft Inc *                              2,900         35,873
                                                      -------------
                                                         1,334,509
                                                      -------------
UTILITIES - 6.15%

AT&T Corp                                     6,400         76,864
BellSouth Corp                                6,600        121,176
CenturyTel Inc                                1,300         29,159
Comcast Corp 'A' *                            1,800         37,548
Edison International *                        9,000         90,000
PG&E Corp *                                   8,900        100,214
Reliant Energy Inc                            7,300         73,073
Verizon Communications Inc                    4,700        128,968
                                                      -------------
                                                           657,002
                                                      -------------

Total Common Stocks
  (Cost $12,397,362)                                     9,699,403
                                                      -------------


SEE NOTES TO FINANCIAL STATEMENTS             SEE EXPLANATION OF SYMBOLS ON A-29

PACIFIC FUNDS
PF PUTNAM RESEARCH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2002 (UNAUDITED)
-------------------------------------------------------------------

                                           SHARES        VALUE
                                           ------        -----



FOREIGN COMMON STOCKS - 8.17%

BERMUDA - 4.94%

ACE Ltd                                       3,850       $113,999
Ingersoll-Rand Co 'A'                         2,900         99,876
Tyco International Ltd                       13,400        188,940
XL Capital Ltd  'A'                           1,700        124,950
                                                      -------------
                                                           527,765
                                                      -------------
FINLAND - 0.68%

Nokia Corp ADR                                5,500         72,875
                                                      -------------

FRANCE - 0.71%

TotalFinaElf SA ADR                           1,146         75,464
                                                      -------------

SWITZERLAND - 0.85%

ABB Ltd *                                     6,719         22,211
Ciba Specialty Chemicals AG                     500         32,955
Novartis AG ADR                                 900         35,757
                                                      -------------
                                                            90,923
                                                      -------------
UNITED KINGDOM - 0.99%

BP PLC ADR                                    2,650        105,735
                                                      -------------


Total Foreign Common Stocks
  (Cost $1,495,899)                                        872,762
                                                      -------------

SHORT-TERM INVESTMENT - 0.32%

CASH EQUIVALENT - 0.32%

BlackRock Provident Institutional TempFund   34,230         34,230
                                                      -------------

Total Cash Equivalent                                       34,230
                                                      -------------

Total Short-Term Investment
  (Cost $34,230)                                            34,230
                                                      -------------


TOTAL INVESTMENTS - 99.31%
  (COST $13,927,491)                                    10,606,395

OTHER ASSETS AND
LIABILITIES, NET - 0.69%                                    73,662
                                                      -------------

NET ASSETS - 100.00%                                   $10,680,057
                                                      =============


-------------------------------------------------------------------
NOTE TO SCHEDULE OF INVESTMENTS
-------------------------------
(a) Forward foreign currency contracts outstanding at September 30, 2002, were summarized as follows:

                      Principal
                       Amount                    Unrealized
 Contract            Covered by    Expiration   Appreciation/
   Type   Currency    Contracts       Month    (Depreciation)
-------------------------------------------------------------
   Buy       BP         14,000        12/02            $175
   Sell      BP         85,000        12/02            (589)
   Sell      ED        145,600        12/02           1,000
   Buy       SF         24,000        12/02             323
   Sell      SF        164,000        12/02             306
                                                  -----------
                                                     $1,215
                                                  ===========

       Notional and principal amount denoted in the indicated currency:
          BP - British Pound
          ED - Euro Dollar
          SF - Swiss Franc




SEE NOTES TO FINANCIAL STATEMENTS             SEE EXPLANATION OF SYMBOLS ON A-29

PACIFIC FUNDS
PF SALOMON BROTHERS LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2002 (UNAUDITED)
-------------------------------------------------------------------

                                           SHARES        VALUE
                                           ------        -----


CONVERTIBLE PREFERRED STOCK - 0.75%

AUTOS & TRANSPORTATION - 0.75%

Ford Motor Co Capital Trust II                2,600       $104,754
                                                      -------------

Total Convertible Preferred Stock
  (Cost $128,082)                                          104,754
                                                      -------------

COMMON STOCKS - 88.01%

CONSUMER DISCRETIONARY - 11.53%

Costco Wholesale Corp *                       5,500        178,035
Federated Department Stores *                 7,700        226,688
Home Depot Inc                                5,000        130,500
Kimberly-Clark Corp                           4,800        271,872
Liberty Media Corp 'A' *                     30,100        216,118
McDonald's Corp                               9,700        171,302
MGM MIRAGE *                                  3,736        139,353
Target Corp                                   2,800         82,656
The Gap Inc                                  16,500        179,025
                                                      -------------
                                                         1,595,549
                                                      -------------
CONSUMER STAPLES - 5.91%

General Mills Inc                             4,100        182,122
Philip Morris Cos Inc                         6,200        240,560
RJ Reynolds Tobacco Holdings Inc              4,000        161,280
Safeway Inc *                                10,500        234,150
                                                      -------------
                                                           818,112
                                                      -------------
DIVERSIFIED - 1.25%

Honeywell International Inc                   8,000        173,280
                                                      -------------

ENERGY - 2.59%

Burlington Resources Inc                      6,100        233,996
El Paso Corp                                 15,000        124,050
                                                      -------------
                                                           358,046
                                                      -------------
FINANCIAL SERVICES - 28.07%

American Express Co                           6,600        205,788
American International Group Inc              4,600        251,620
Bank of America Corp                          3,300        210,540
Equity Office Properties Trust                9,500        245,290
FleetBoston Financial Corp                    7,900        160,607
Freddie Mac                                   3,100        173,290
Goldman Sachs Group Inc                       3,100        204,693
Household International Inc                   2,000         56,620
JP Morgan Chase & Co                          7,000        132,930
MBNA Corp                                     9,750        179,205
Merrill Lynch & Co Inc                        7,600        250,420
Morgan Stanley Dean Witter & Co               6,300        213,444
St. Paul Cos Inc                              4,200        120,624
The Bank of New York Co Inc                   7,300        209,802
The Hartford Financial Services Group Inc     2,400         98,400
U.S. Bancorp                                 13,500        250,830
Wachovia Corp                                 6,900        225,561
Waddell & Reed Financial Inc 'A'             13,500        238,410
Washington Mutual Inc                         6,600        207,702
Wells Fargo & Co                              5,200        250,432
                                                      -------------
                                                         3,886,208
                                                      -------------


-------------------------------------------------------------------
                                           SHARES        VALUE
                                           ------        -----


HEALTH CARE - 9.55%

Eli Lilly & Co                                2,500       $138,350
HCA Inc                                       5,600        266,616
Pfizer Inc                                    7,100        206,042
Pharmacia Corp                                7,600        295,488
Schering-Plough Corp                         15,000        319,800
Wyeth                                         3,000         95,400
                                                      -------------
                                                         1,321,696
                                                      -------------
INTEGRATED OILS - 4.79%

ChevronTexaco Corp                            3,000        207,750
ConocoPhillips                                3,460        159,990
Marathon Oil Corp                             5,700        129,276
Transocean Inc                                8,000        166,400
                                                      -------------
                                                           663,416
                                                      -------------
MATERIALS & PROCESSING - 3.95%

Alcoa Inc                                    10,800        208,440
International Paper Co                        5,800        193,662
The Dow Chemical Co                           5,300        144,743
                                                      -------------
                                                           546,845
                                                      -------------
PRODUCER DURABLES - 1.27%

United Technologies Corp                      3,100        175,119
                                                      -------------

TECHNOLOGY - 11.55%

3Com Corp *                                  18,500         72,890
Agere Systems Inc 'A' *                         676            744
Agere Systems Inc 'B' *                      16,614         16,448
Comverse Technology Inc *                    22,200        155,178
Dell Computer Corp *                          5,800        136,416
Hewlett-Packard Co                           24,700        288,249
Intel Corp                                    2,100         29,169
International Business Machines Corp          2,000        116,780
Lucent Technologies Inc *                   206,500        156,940
Micron Technology Inc *                       5,500         68,035
Motorola Inc                                 16,400        166,952
National Semiconductor Corp *                10,700        127,758
Solectron Corp *                             42,400         89,464
Sun Microsystems Inc *                       67,300        174,307
                                                      -------------
                                                         1,599,330
                                                      -------------
UTILITIES - 7.55%

American Electric Power Co Inc                6,500        185,315
AT&T Corp                                    20,000        240,200
AT&T Wireless Services Inc *                 49,800        205,176
SBC Communications Inc                        7,000        140,700
Verizon Communications Inc                   10,000        274,400
                                                      -------------
                                                         1,045,791
                                                      -------------

Total Common Stocks
  (Cost $16,895,557)                                    12,183,392
                                                      -------------

FOREIGN PREFERRED STOCK - 1.67%

AUSTRALIA - 1.67%

News Corp Ltd ADR                            13,900        230,740
                                                      -------------

Total Foreign Preferred Stock
  (Cost $328,966)                                          230,740
                                                      -------------


SEE NOTES TO FINANCIAL STATEMENTS             SEE EXPLANATION OF SYMBOLS ON A-29

PACIFIC FUNDS
PF SALOMON BROTHERS LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2002 (UNAUDITED)
-------------------------------------------------------------------

                                           SHARES        VALUE
                                           ------        -----

FOREIGN COMMON STOCKS - 6.92%

BERMUDA - 1.75%

XL Capital Ltd  'A'                           3,300       $242,550
                                                      -------------

FINLAND - 2.19%

Nokia Corp ADR                               22,900        303,425
                                                      -------------

FRANCE - 1.53%

TotalFinaElf SA ADR                           3,200        210,720
                                                      -------------

NETHERLANDS - 1.45%

Royal Dutch Petroleum Co 'NY'                 5,000        200,850
                                                      -------------

Total Foreign Common Stocks
  (Cost $1,160,934)                                        957,545
                                                      -------------

                                         PRINCIPAL
                                           AMOUNT
                                           ------

CONVERTIBLE CORPORATE BOND - 0.70%

CONSUMER DISCRETIONARY - 0.70%

Charter Communication Inc
  5.750% due 10/15/05                      $193,000         97,465
                                                      -------------

Total Convertible Corporate Bond
  (Cost $99,504)                                            97,465
                                                      -------------

                                           SHARES
                                           ------
SHORT-TERM INVESTMENT - 3.90%

CASH EQUIVALENT - 3.90%

BlackRock Provident Institutional TempFund  539,775        539,775
                                                      -------------

Total Cash Equivalent                                      539,775
                                                      -------------
Total Short-Term Investment
  (Cost $539,775)                                          539,775
                                                      -------------

TOTAL INVESTMENTS - 101.95%
  (COST $19,152,818)                                    14,113,671


OTHER ASSETS AND
LIABILITIES, NET - (1.95)%                                (270,193)
                                                      -------------

NET ASSETS - 100.00%                                   $13,843,478
                                                      =============




--------------------------------------------------------------------------------

              EXPLANATION OF SYMBOLS FOR SCHEDULES OF INVESTMENTS

  ~ Securities purchased in private placement transaction; resale to the public may require registration.
   # Securities purchased on a when-issued or delayed delivery basis.
   * Non-income producing securities.
  ** Securities have been fully/partially segregated with the custodian to cover margin requirements for open futures contracts as of September 30, 2002.
  " Pass-through security backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
  +  Variable rate securities. The rate listed is as of September 30, 2002.

--------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

PACIFIC FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2002 (UNAUDITED)

                                                                          PF AIM
                                                        PF AIM          AGGRESSIVE       PF INVESCO        PF INVESCO
                                                      BLUE CHIP           GROWTH      HEALTH SCIENCES      TECHNOLOGY
                                                         FUND              FUND             FUND              FUND
                                                    -------------------------------------------------------------------
ASSETS
Investments, at cost ..............................  $10,001,297       $5,335,613        $5,789,762        $4,968,079
                                                    -------------------------------------------------------------------
Investments, at value .............................   $8,049,387       $5,008,377        $5,929,099        $3,537,282
Cash ..............................................          568              202           249,268            68,952
Receivables:
  Dividends and interest ..........................        4,058              933             1,475               923
  Fund shares sold ................................       14,849               --             1,000                --
  Securities sold .................................       43,413           35,532            43,889            68,920
Due from adviser ..................................       94,325           69,725            56,674            67,163
Prepaid expenses and other assets .................          444              445             2,184               443
                                                    -------------------------------------------------------------------
Total Assets ......................................    8,207,044        5,115,214         6,283,589         3,743,683
                                                    -------------------------------------------------------------------
LIABILITIES
Payables:
  Fund shares redeemed ............................       12,084            5,669               931                --
  Securities purchased ............................       36,828               --            52,626           176,345
  Accrued advisory fees ...........................        6,657            4,477             5,607             3,632
  Accrued administration fees .....................        2,453            1,567             1,784             1,156
  Accrued trustees fees ...........................        2,667            1,857               952               952
  Accrued deferred trustee compensation ...........        2,311            1,563             1,475             1,475
  Accrued distribution and service (12b-1) fees ...        3,788            2,268             2,598             1,666
  Accrued other ...................................       24,912            6,971               284             4,880
Variation margin on futures contracts .............        3,570               --                --                --
                                                    -------------------------------------------------------------------
Total Liabilities .................................       95,270           24,372            66,257           190,106
                                                    -------------------------------------------------------------------
NET ASSETS ........................................   $8,111,774       $5,090,842        $6,217,332        $3,553,577
                                                    ===================================================================



                                                      PF JANUS                            PF LAZARD
                                                      STRATEGIC          PF JANUS       INTERNATIONAL
                                                        VALUE            GROWTH LT          VALUE
                                                         FUND              FUND             FUND
                                                    --------------------------------------------------
ASSETS
Investments, at cost ..............................   $6,963,427        $7,753,232       $8,565,767
                                                    --------------------------------------------------
Investments, at value .............................   $6,054,764        $6,740,591       $7,448,623
Cash ..............................................           --                --               --
Receivables:
  Dividends and interest ..........................        2,236             1,662           44,038
  Fund shares sold ................................          287             3,061          108,399
  Securities sold .................................           --           131,496               --
Due from adviser ..................................       63,959            89,939           81,364
Prepaid expenses and other assets .................          446               444            2,303
                                                    --------------------------------------------------
Total Assets ......................................    6,121,692         6,967,193        7,684,727
                                                    --------------------------------------------------
LIABILITIES
Payables:
  Fund shares redeemed ............................           --                --            3,835
  Securities purchased ............................       62,471            67,189          416,780
  Accrued advisory fees ...........................        5,066             4,448            5,359
  Accrued administration fees .....................        1,866             2,076            2,207
  Accrued trustees fees ...........................        2,261             2,529            2,414
  Accrued deferred trustee compensation ...........        1,746             1,969            2,091
  Accrued distribution and service (12b-1) fees ...        2,750             3,115            3,495
  Accrued other ...................................        1,527            19,226           24,961
Variation margin on futures contracts .............           --                --               --
                                                    --------------------------------------------------
Total Liabilities .................................       77,687           100,552          461,142
                                                    --------------------------------------------------
NET ASSETS ........................................   $6,044,005        $6,866,641       $7,223,585
                                                    ==================================================


SEE NOTES TO FINANCIAL STATEMENTS

PACIFIC FUNDS

SEPTEMBER 30, 2002 (UNAUDITED)


                                                                                       PF AIM
                                                                      PF AIM         AGGRESSIVE       PF INVESCO        PF INVESCO
                                                                    BLUE CHIP          GROWTH      HEALTH SCIENCES      TECHNOLOGY
                                                                       FUND             FUND             FUND              FUND
                                                                 -------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid-in capital ................................................   $10,824,608       $6,163,484        $7,599,104        $6,151,478
Accumulated undistributed net investment income (loss) .........       (38,267)         (55,867)          (53,304)         (78,904)
Accumulated undistributed net realized loss ....................      (701,445)        (689,539)       (1,467,805)       (1,088,200)
Net unrealized appreciation (depreciation) on investments and
  assets and liabilities in foreign currencies .................    (1,973,122)        (327,236)          139,337        (1,430,797)
                                                                 -------------------------------------------------------------------
NET ASSETS .....................................................    $8,111,774       $5,090,842        $6,217,332        $3,553,577
                                                                 ===================================================================

CLASS A SHARES:
  Net Assets ...................................................    $7,354,466       $5,014,566        $6,096,313        $3,519,587
  Shares of beneficial interest outstanding ....................       944,079          588,215           728,215           573,297
  NET ASSET VALUE * ............................................         $7.79            $8.53             $8.37             $6.14
  Sales Charge - 5.50% of offering price .......................          0.45             0.50              0.49              0.36
                                                                 -------------------------------------------------------------------
  Maximum offering price per share .............................         $8.24            $9.03             $8.86             $6.50
                                                                 ===================================================================
CLASS B SHARES:
  Net Assets ...................................................      $124,806          $19,357           $39,842           $10,638
  Shares of beneficial interest outstanding ....................        16,090            2,280             4,787             1,741
  NET ASSET VALUE and offering price per share * ...............         $7.76            $8.49             $8.32             $6.11
                                                                 ===================================================================
CLASS C SHARES:
  Net Assets ...................................................      $632,502          $56,919           $81,177           $23,352
  Shares of beneficial interest outstanding ....................        81,531            6,696             9,743             3,823
  NET ASSET VALUE * ............................................         $7.76            $8.50             $8.33             $6.11
  Sales Charge - 1.00% of offering price .......................          0.08             0.09              0.08              0.06
                                                                 -------------------------------------------------------------------
  Maximum offering price per share .............................         $7.84            $8.59             $8.41             $6.17
                                                                 ===================================================================




                                                                   PF JANUS                           PF LAZARD
                                                                  STRATEGIC          PF JANUS       INTERNATIONAL
                                                                    VALUE            GROWTH LT          VALUE
                                                                     FUND              FUND             FUND
                                                                 -------------------------------------------------
NET ASSETS CONSIST OF:
Paid-in capital ................................................   $7,498,915        $9,610,164       $8,515,250
Accumulated undistributed net investment income (loss) .........      (35,781)          (38,997)          52,178
Accumulated undistributed net realized loss ....................     (510,466)       (1,691,885)        (228,507)
Net unrealized appreciation (depreciation) on investments and
  assets and liabilities in foreign currencies .................     (908,663)       (1,012,641)      (1,115,336)
                                                                 -------------------------------------------------
NET ASSETS .....................................................   $6,044,005        $6,866,641       $7,223,585
                                                                 =================================================

CLASS A SHARES:
  Net Assets ...................................................   $5,854,783        $6,492,343       $6,329,241
  Shares of beneficial interest outstanding ....................      707,492           884,085          735,543
  NET ASSET VALUE * ............................................        $8.28             $7.34            $8.60
  Sales Charge - 5.50% of offering price .......................         0.48              0.43             0.50
                                                                 -------------------------------------------------
  Maximum offering price per share .............................        $8.76             $7.77            $9.10
                                                                 =================================================
CLASS B SHARES:
  Net Assets ...................................................     $104,825           $80,026         $144,739
  Shares of beneficial interest outstanding ....................       12,731            10,941           16,890
  NET ASSET VALUE and offering price per share * ...............        $8.23             $7.31            $8.57
                                                                 =================================================
CLASS C SHARES:
  Net Assets ...................................................      $84,397          $294,272         $749,605
  Shares of beneficial interest outstanding ....................       10,245            40,229           87,491
  NET ASSET VALUE * ............................................        $8.24             $7.31            $8.57
  Sales Charge - 1.00% of offering price .......................         0.08              0.07             0.09
                                                                 -------------------------------------------------
  Maximum offering price per share .............................        $8.32             $7.38            $8.66
                                                                 =================================================

* REDEMPTION PRICE PER SHARE IS EQUAL TO THE NET ASSET VALUE PER SHARE LESS ANY APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

SEE NOTES TO FINANCIAL STATEMENTS

PACIFIC FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
SEPTEMBER 30, 2002 (UNAUDITED)

                                                                     PF MFS                            PF PIMCO         PF PACIFIC
                                                                    MID-CAP           PF MFS            MANAGED         LIFE MONEY
                                                                     GROWTH        GLOBAL GROWTH         BOND             MARKET
                                                                      FUND             FUND              FUND              FUND
                                                                  ------------------------------------------------------------------
ASSETS
Investments, at cost ...........................................    $7,806,342       $5,898,919       $35,588,882       $19,852,383
                                                                  ------------------------------------------------------------------
Investments, at value ..........................................    $6,161,499       $5,159,652       $35,024,901       $19,852,383
Foreign currency held, at value (1) ............................            --               --           135,889                --
Receivables:
  Dividends and interest .......................................         2,999           14,704           167,294            19,948
  Fund shares sold .............................................         9,257               --           157,817            52,269
  Securities sold ..............................................       184,904           49,121         4,102,118                --
Due from adviser ...............................................        92,408          183,416           175,302           119,376
Forward foreign currency contracts unrealized appreciation .....            --               --                --                --
Variation margin on futures contracts ..........................            --               --            92,394                --
Prepaid expenses and other assets ..............................           446              559             1,081               799
                                                                  ------------------------------------------------------------------
Total Assets ...................................................     6,451,513        5,407,452        39,856,796        20,044,775
                                                                  ------------------------------------------------------------------
LIABILITIES
Payables:
  Fund shares redeemed .........................................            --           21,999            97,709           252,569
  Securities purchased .........................................       158,801          235,287         9,745,820                --
  Due to custodian .............................................            --            9,405                --                --
  Income distributions .........................................            --               --            16,668               314
  Accrued advisory fees ........................................         4,956            4,972            14,285             6,531
  Accrued administration fees ..................................         1,927            1,582             8,333             5,714
  Accrued trustees fees ........................................         2,233            1,078             2,051             1,764
  Accrued deferred trustee compensation ........................         2,120            1,187             4,543             2,820
  Accrued distribution and service (12b-1) fees ................         2,978            2,273            12,922             8,375
  Accrued other ................................................         8,419           26,443           101,995            25,010
Forward foreign currency contracts unrealized depreciation .....            --               --             2,161                --
Interest rate swap unrealized depreciation .....................            --               --           108,347                --
Outstanding options written, at value ..........................            --               --           131,573                --
                                                                  ------------------------------------------------------------------
Total Liabilities ..............................................       181,434          304,226        10,246,407           303,097
                                                                  ------------------------------------------------------------------
NET ASSETS .....................................................    $6,270,079       $5,103,226       $29,610,389       $19,741,678
                                                                  ==================================================================



                                                                                                       PF SALOMON
                                                                     PF PUTNAM         PF PUTNAM        BROTHERS
                                                                   EQUITY INCOME       RESEARCH      LARGE-CAP VALUE
                                                                       FUND              FUND             FUND
                                                                  --------------------------------------------------
ASSETS
Investments, at cost ...........................................    $10,590,936       $13,927,491      $19,152,818
                                                                  --------------------------------------------------
Investments, at value ..........................................     $8,393,077       $10,606,395      $14,113,671
Foreign currency held, at value (1) ............................             --                --               --
Receivables:
  Dividends and interest .......................................         19,078            14,568           40,856
  Fund shares sold .............................................          4,232               990           19,549
  Securities sold ..............................................         57,162            28,849           21,992
Due from adviser ...............................................         93,666            94,022           86,748
Forward foreign currency contracts unrealized appreciation .....             --             1,804               --
Variation margin on futures contracts ..........................             --                --               --
Prepaid expenses and other assets ..............................         13,802            14,194              620
                                                                  --------------------------------------------------
Total Assets ...................................................      8,581,017        10,760,822       14,283,436
                                                                  --------------------------------------------------
LIABILITIES
Payables:
  Fund shares redeemed .........................................             --                --           19,027
  Securities purchased .........................................        120,141            39,256          364,009
  Due to custodian .............................................             --                --               --
  Income distributions .........................................             --                --               --
  Accrued advisory fees ........................................          7,020             9,367           10,506
  Accrued administration fees ..................................          2,586             3,278            4,326
  Accrued trustees fees ........................................            213                81            2,093
  Accrued deferred trustee compensation ........................          2,228             2,639            2,418
  Accrued distribution and service (12b-1) fees ................          3,796             4,696            6,624
  Accrued other ................................................         39,220            20,859           30,955
Forward foreign currency contracts unrealized depreciation .....             --               589               --
Interest rate swap unrealized depreciation .....................             --                --               --
Outstanding options written, at value ..........................             --                --               --
                                                                  --------------------------------------------------
Total Liabilities ..............................................        175,204            80,765          439,958
                                                                  --------------------------------------------------
NET ASSETS .....................................................     $8,405,813       $10,680,057      $13,843,478
                                                                  ==================================================

(1) FOREIGN CURRENCY HELD AT COST IS $134,655.

SEE NOTES TO FINANCIAL STATEMENTS

PACIFIC FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
SEPTEMBER 30, 2002 (UNAUDITED)


                                                                      PF MFS                           PF PIMCO         PF PACIFIC
                                                                     MID-CAP           PF MFS           MANAGED         LIFE MONEY
                                                                      GROWTH        GLOBAL GROWTH        BOND             MARKET
                                                                       FUND             FUND             FUND              FUND
                                                                 -------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid-in capital ...............................................    $11,739,733       $6,212,003       $28,528,417      $19,696,289
Accumulated undistributed net investment income (loss) ........        (64,551)         (12,235)            2,670           45,422
Accumulated undistributed net realized gain (loss) ............     (3,760,260)        (357,478)        1,477,618              (33)
Net unrealized depreciation on investments and
  assets and liabilities in foreign currencies ................     (1,644,843)        (739,064)         (398,316)               --
                                                                 -------------------------------------------------------------------
NET ASSETS ....................................................     $6,270,079       $5,103,226       $29,610,389       $19,741,678
                                                                 ===================================================================
CLASS A SHARES:
  Net Assets ..................................................     $5,682,650       $5,068,774       $26,497,074       $19,081,379
  Shares of beneficial interest outstanding ...................      1,030,095          610,877         2,522,049        19,079,163
  NET ASSET VALUE * ...........................................          $5.52            $8.30            $10.51             $1.00
  Sales Charge - 5.50% of offering price ......................           0.32             0.48              0.61               N/A
                                                                 -------------------------------------------------------------------
  Maximum offering price per share ............................          $5.84            $8.78            $11.12               N/A
                                                                 ===================================================================
CLASS B SHARES:
  Net Assets ..................................................       $110,696          $24,214          $603,576          $215,987
  Shares of beneficial interest outstanding ...................         20,147            2,930            57,541           215,986
  NET ASSET VALUE and offering price per share* ...............          $5.49            $8.26            $10.49             $1.00
                                                                 ===================================================================
CLASS C SHARES:
  Net Assets ..................................................       $476,733          $10,238        $2,509,739          $444,312
  Shares of beneficial interest outstanding ...................         86,791            1,239           239,291           444,312
  NET ASSET VALUE * ...........................................          $5.49            $8.26            $10.49             $1.00
  Sales Charge - 1.00% of offering price ......................           0.06             0.08              0.11               N/A
                                                                 -------------------------------------------------------------------
  Maximum offering price per share ............................          $5.55            $8.34            $10.60               N/A
                                                                 ===================================================================



                                                                                                      PF SALOMON
                                                                    PF PUTNAM         PF PUTNAM        BROTHERS
                                                                  EQUITY INCOME       RESEARCH      LARGE-CAP VALUE
                                                                      FUND              FUND             FUND
                                                                 --------------------------------------------------
NET ASSETS CONSIST OF:
Paid-in capital ...............................................    $10,813,985       $15,036,716      $19,477,755
Accumulated undistributed net investment income (loss) ........         22,209           (39,023)          15,045
Accumulated undistributed net realized gain (loss) ............       (232,522)         (997,755)        (610,175)
Net unrealized depreciation on investments and
  assets and liabilities in foreign currencies ................     (2,197,859)       (3,319,881)      (5,039,147)
                                                                 --------------------------------------------------
NET ASSETS ....................................................     $8,405,813       $10,680,057      $13,843,478
                                                                 ==================================================
CLASS A SHARES:
  Net Assets ..................................................     $8,145,304       $10,650,267      $12,701,483
  Shares of beneficial interest outstanding ...................      1,055,204         1,505,361        1,725,917
  NET ASSET VALUE * ...........................................          $7.72             $7.07            $7.36
  Sales Charge - 5.50% of offering price ......................           0.45              0.41             0.43
                                                                 --------------------------------------------------
  Maximum offering price per share ............................          $8.17             $7.48            $7.79
                                                                 ==================================================
CLASS B SHARES:
  Net Assets ..................................................        $35,147           $10,873         $212,682
  Shares of beneficial interest outstanding ...................          4,569             1,542           29,014
  NET ASSET VALUE and offering price per share* ...............          $7.69             $7.05            $7.33
                                                                 ==================================================
CLASS C SHARES:
  Net Assets ..................................................       $225,362           $18,917         $929,313
  Shares of beneficial interest outstanding ...................         29,313             2,684          126,746
  NET ASSET VALUE * ...........................................          $7.69             $7.05            $7.33
  Sales Charge - 1.00% of offering price ......................           0.08              0.07             0.07
                                                                 --------------------------------------------------
  Maximum offering price per share ............................          $7.77             $7.12            $7.40
                                                                 ==================================================


* REDEMPTION PRICE PER SHARE IS EQUAL TO THE NET ASSET VALUE PER SHARE LESS ANY APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

SEE NOTES TO FINANCIAL STATEMENTS

PACIFIC FUNDS
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED SEPTEMBER 30, 2002 (UNAUDITED)


                                                                                               PF AIM
                                                                             PF AIM          AGGRESSIVE       PF INVESCO
                                                                           BLUE CHIP           GROWTH      HEALTH SCIENCES
                                                                              FUND              FUND             FUND
                                                                         --------------------------------------------------
INVESTMENT INCOME
Dividends, net of foreign taxes withheld (1) .........................        $48,823           $6,974           $17,282
Interest .............................................................          4,333            2,169             2,568
                                                                         --------------------------------------------------
Total Investment Income ..............................................         53,156            9,143            19,850
                                                                         --------------------------------------------------
EXPENSES
Advisory fees ........................................................         44,687           32,804            37,834
Administration fees ..................................................         16,464           11,481            12,038
Custodian fees and expenses ..........................................          8,244           16,917             5,715
Shareholder reports ..................................................          2,800            3,465               496
Distribution and service (12b-1) fees
  Class A ............................................................         22,512           16,251            16,936
  Class B ............................................................            369               97               225
  Class C ............................................................          1,645              206               296
Transfer agency out-of-pocket expenses ...............................         26,966           16,826            17,988
Registration fees ....................................................         16,019           10,002            11,690
Legal and audit fees .................................................         11,739            6,116             8,021
Trustees' fees and expenses ..........................................          3,501            1,865             2,329
Offering expenses ....................................................         18,530           13,897             6,177
Miscellaneous ........................................................         10,983            3,809             7,588
                                                                         --------------------------------------------------
Total Expenses .......................................................        184,459          133,736           127,333
Adviser Expense Reimbursement ........................................        (94,077)         (69,615)          (56,564)
                                                                         --------------------------------------------------
Net Expenses .........................................................         90,382           64,121            70,769
                                                                         --------------------------------------------------
NET INVESTMENT INCOME (LOSS) .........................................        (37,226)         (54,978)          (50,919)
                                                                         --------------------------------------------------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCY TRANSACTIONS
Net realized loss from security transactions .........................       (631,472)        (537,378)       (1,079,477)
Net realized gain (loss) from futures contracts and written options ..        (28,460)              --                --
Net realized gain (loss) on foreign currencies .......................             --               --              (356)
                                                                         --------------------------------------------------
Net Realized Loss on Investments and
  Foreign Currency Transactions ......................................       (659,932)        (537,378)       (1,079,833)
                                                                         --------------------------------------------------
Net unrealized depreciation on investments ...........................     (2,515,865)      (1,433,746)          (69,641)
Net unrealized depreciation on futures contracts and written options .        (16,209)              --                --
Net unrealized appreciation on foreign currencies ....................             --               --                10
                                                                         --------------------------------------------------
Net Unrealized Loss on Investments
  and Foreign Currency Transactions ..................................     (2,532,074)      (1,433,746)          (69,631)
                                                                         --------------------------------------------------
NET REALIZED AND UNREALIZED
  LOSS ON INVESTMENTS AND
  FOREIGN CURRENCY TRANSACTIONS ......................................     (3,192,006)      (1,971,124)       (1,149,464)
                                                                         --------------------------------------------------
NET DECREASE IN NET ASSETS
  RESULTING FROM OPERATIONS ..........................................    ($3,229,232)     ($2,026,102)      ($1,200,383)
                                                                         ==================================================


                                                                                           PF JANUS                      PF LAZARD
                                                                           PF INVESCO      STRATEGIC       PF JANUS    INTERNATIONAL
                                                                           TECHNOLOGY        VALUE         GROWTH LT       VALUE
                                                                              FUND            FUND           FUND           FUND
                                                                         -----------------------------------------------------------
INVESTMENT INCOME
Dividends, net of foreign taxes withheld (1) .........................        $2,320         $37,742        $22,152       $120,265
Interest .............................................................         3,120           1,545         10,121          4,976
                                                                         -----------------------------------------------------------
Total Investment Income ..............................................         5,440          39,287         32,273        125,241
                                                                         -----------------------------------------------------------
EXPENSES
Advisory fees ........................................................        30,068          36,814         30,730         33,491
Administration fees ..................................................         9,567          13,563         14,341         13,791
Custodian fees and expenses ..........................................        13,280           5,916         21,082          4,476
Shareholder reports ..................................................           496              91          1,012          1,935
Distribution and service (12b-1) fees
  Class A ............................................................        13,549          18,926         19,910         18,553
  Class B ............................................................           156             586            322            348
  Class C ............................................................            81             314            830          1,949
Transfer agency out-of-pocket expenses ...............................        17,942          17,676         21,045         24,505
Registration fees ....................................................        11,690          10,861         12,590         14,305
Legal and audit fees .................................................         8,660           7,708          8,556         10,043
Trustees' fees and expenses ..........................................         2,329           2,097          2,566          3,034
Offering expenses ....................................................         6,177          16,985         18,529         16,985
Miscellaneous ........................................................         9,214           6,390          8,490          9,799
                                                                         -----------------------------------------------------------
Total Expenses .......................................................       123,209         137,927        160,003        153,214
Adviser Expense Reimbursement ........................................       (67,054)        (63,849)       (89,774)       (81,143)
                                                                         -----------------------------------------------------------
Net Expenses .........................................................        56,155          74,078         70,229         72,071
                                                                         -----------------------------------------------------------
NET INVESTMENT INCOME (LOSS) .........................................       (50,715)        (34,791)       (37,956)        53,170
                                                                         -----------------------------------------------------------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCY TRANSACTIONS
Net realized loss from security transactions .........................      (970,187)       (470,425)    (1,462,395)      (229,626)
Net realized gain (loss) from futures contracts and written options ..        42,126              --             --             --
Net realized gain (loss) on foreign currencies .......................            --              37              3          1,119
                                                                         -----------------------------------------------------------
Net Realized Loss on Investments and
  Foreign Currency Transactions ......................................      (928,061)       (470,388)    (1,462,392)      (228,507)
                                                                         -----------------------------------------------------------
Net unrealized depreciation on investments ...........................    (2,819,096)     (1,932,920)    (1,351,002)    (1,719,471)
Net unrealized depreciation on futures contracts and written options .        (8,384)             --             --             --
Net unrealized appreciation on foreign currencies ....................            --               4              1          1,877
                                                                         -----------------------------------------------------------
Net Unrealized Loss on Investments
  and Foreign Currency Transactions ..................................    (2,827,480)     (1,932,916)    (1,351,001)    (1,717,594)
                                                                         -----------------------------------------------------------
NET REALIZED AND UNREALIZED
  LOSS ON INVESTMENTS AND
  FOREIGN CURRENCY TRANSACTIONS ......................................    (3,755,541)     (2,403,304)    (2,813,393)    (1,946,101)
                                                                         -----------------------------------------------------------
NET DECREASE IN NET ASSETS
  RESULTING FROM OPERATIONS ..........................................   ($3,806,256)    ($2,438,095)   ($2,851,349)   ($1,892,931)
                                                                         ===========================================================

(1) NET OF $105, $41, $466, $304, $156, $57 AND $12,609 FOREIGN WITHHOLDING
TAXES, RESPECTIVELY.

SEE NOTES TO FINANCIAL STATEMENTS

PACIFIC FUNDS
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE PERIOD ENDED SEPTEMBER 30, 2002 (UNAUDITED)


                                                                      PF MFS                            PF PIMCO         PF PACIFIC
                                                                     MID-CAP            PF MFS           MANAGED         LIFE MONEY
                                                                      GROWTH         GLOBAL GROWTH        BOND             MARKET
                                                                       FUND              FUND             FUND              FUND
                                                                  ------------------------------------------------------------------
INVESTMENT INCOME
Dividends, net of foreign taxes withheld (1) ...................       $10,659          $49,578               $--               $--
Interest .......................................................         3,759            1,454           598,268           217,585
                                                                  ------------------------------------------------------------------
Total Investment Income ........................................        14,418           51,032           598,268           217,585
                                                                  ------------------------------------------------------------------
EXPENSES
Advisory fees ..................................................        37,565           33,564            90,911            47,854
Administration fees ............................................        14,608           10,679            53,032            41,873
Custodian fees and expenses ....................................        15,797          133,060             7,142             3,484
Shareholder reports ............................................         2,285            3,004             7,333             1,859
Distribution and service (12b-1) fees
  Class A ......................................................        20,056           15,178            72,459            59,045
  Class B ......................................................           380              104             1,250               581
  Class C ......................................................         1,246               54             5,351               964
Transfer agency out-of-pocket expenses .........................        24,113           13,608            61,458            36,750
Registration fees ..............................................        15,129            9,137            35,620            20,631
Legal and audit fees ...........................................        11,842            6,145            30,827            15,757
Trustees' fees and expenses ....................................         3,265            1,630             8,856             4,663
Offering expenses ..............................................        15,441            7,721             9,265            10,809
Miscellaneous ..................................................         8,517           12,079            29,457            15,394
                                                                  ------------------------------------------------------------------
Total Expenses .................................................       170,244          245,963           412,961           259,664
Adviser Expense Reimbursement ..................................       (92,215)        (183,333)         (174,807)         (119,101)
                                                                  ------------------------------------------------------------------
Net Expenses ...................................................        78,029           62,630           238,154           140,563
                                                                  ------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS) ...................................       (63,611)         (11,598)          360,114            77,022
                                                                  ------------------------------------------------------------------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from security transactions ............    (3,692,435)        (338,386)          962,375              (33)
Net realized gain from futures contracts and written options ...            --                --          992,437                --
Net realized gain (loss) on foreign currencies .................            --           (1,766)            8,661                --
                                                                  ------------------------------------------------------------------
Net Realized Gain (Loss) on Investments
  and Foreign Currency Transactions ............................    (3,692,435)        (340,152)        1,963,473               (33)
                                                                  ------------------------------------------------------------------
Net unrealized depreciation on investments .....................    (1,415,318)      (1,195,203)         (377,238)               --
Net unrealized appreciation on futures contracts
  and written options ..........................................            --               --           376,094                --
Net unrealized appreciation (depreciation) on foreign currencies            --              (30)            (910)                --
                                                                  ------------------------------------------------------------------
Net Unrealized Loss on Investments
  and Foreign Currency Transactions ............................    (1,415,318)      (1,195,233)           (2,054)               --
                                                                  ------------------------------------------------------------------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCY TRANSACTIONS ................................    (5,107,753)      (1,535,385)        1,961,419               (33)
                                                                  ------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ....................................   ($5,171,364)     ($1,546,983)       $2,321,533           $76,989
                                                                  ==================================================================



                                                                                                       PF SALOMON
                                                                     PF PUTNAM         PF PUTNAM        BROTHERS
                                                                   EQUITY INCOME       RESEARCH      LARGE-CAP VALUE
                                                                       FUND              FUND             FUND
                                                                  --------------------------------------------------
INVESTMENT INCOME
Dividends, net of foreign taxes withheld (1) ...................      $114,814           $87,380         $162,146
Interest .......................................................         3,425               855           11,834
                                                                  --------------------------------------------------
Total Investment Income ........................................       118,239            88,235          173,980
                                                                  --------------------------------------------------
EXPENSES
Advisory fees ..................................................        47,318            64,515           73,747
Administration fees ............................................        17,433            22,580           30,366
Custodian fees and expenses ....................................        10,784            14,988            3,126
Shareholder reports ............................................         6,175             6,303            1,749
Distribution and service (12b-1) fees
  Class A ......................................................        24,554            32,193           41,678
  Class B ......................................................            93                54              820
  Class C ......................................................           608                74            2,584
Transfer agency out-of-pocket expenses .........................        35,481            36,174           31,741
Registration fees ..............................................        15,150            15,919           16,860
Legal and audit fees ...........................................         9,854            11,315           12,215
Trustees' fees and expenses ....................................         3,269             3,488            3,736
Offering expenses ..............................................        24,864            24,864           13,897
Miscellaneous ..................................................         7,958             2,314           11,827
                                                                  --------------------------------------------------
Total Expenses .................................................       203,541           234,781          244,346
Adviser Expense Reimbursement ..................................      (108,554)         (108,913)         (86,474)
                                                                  --------------------------------------------------
Net Expenses ...................................................        94,987           125,868          157,872
                                                                  --------------------------------------------------
NET INVESTMENT INCOME (LOSS) ...................................        23,252           (37,633)          16,108
                                                                  --------------------------------------------------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from security transactions ............      (207,976)         (864,120)        (473,994)
Net realized gain from futures contracts and written options ...            --                --               --
Net realized gain (loss) on foreign currencies .................            --            (6,348)              --
                                                                  --------------------------------------------------
Net Realized Gain (Loss) on Investments
  and Foreign Currency Transactions ............................      (207,976)         (870,468)        (473,994)
                                                                  --------------------------------------------------
Net unrealized depreciation on investments .....................    (2,682,435)       (3,418,435)      (5,981,234)
Net unrealized appreciation on futures contracts
  and written options ..........................................            --                --               --
Net unrealized appreciation (depreciation) on foreign currencies            --             1,215               --
                                                                  --------------------------------------------------
Net Unrealized Loss on Investments
  and Foreign Currency Transactions ............................    (2,682,435)       (3,417,220)      (5,981,234)
                                                                  --------------------------------------------------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCY TRANSACTIONS ................................    (2,890,411)       (4,287,688)      (6,455,228)
                                                                  --------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ....................................   ($2,867,159)      ($4,325,321)     ($6,439,120)
                                                                  ==================================================

(1) NET OF $0, $4,845, $0, $0, $845, $669 AND $2,199 FOREIGN WITHHOLDING TAXES,
RESPECTIVELY.

SEE NOTES TO FINANCIAL STATEMENTS

PACIFIC FUNDS
STATEMENTS OF CHANGES IN NET ASSETS


                                                                                           PF AIM BLUE CHIP FUND
                                                                                    -----------------------------------
                                                                                       PERIOD ENDED     PERIOD ENDED
                                                                                      SEPTEMBER 30,      MARCH 31,
                                                                                         2002 (1)         2002 (2)
                                                                                    -----------------------------------
OPERATIONS
Net investment loss ..........................................................             ($37,226)        ($43,189)
Net realized loss on investments and foreign currency transactions ...........             (659,932)         (31,111)
Net unrealized gain (loss) on investments and foreign currency transactions ..           (2,532,074)         558,952
                                                                                    -----------------------------------
Net Increase (Decrease) in Net Assets Resulting from Operations ..............           (3,229,232)         484,652
                                                                                    -----------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
  Class A ....................................................................                   --          (28,717)
  Class B ....................................................................                   --              (40)
  Class C ....................................................................                   --             (112)
Net realized gains
  Class A ....................................................................                   --           (9,307)
  Class B ....................................................................                   --              (19)
  Class C ....................................................................                   --              (19)
Return of Capital
  Class A ....................................................................                   --               --
  Class B ....................................................................                   --               --
  Class C ....................................................................                   --               --
                                                                                    -----------------------------------
Net Decrease in Net Assets Resulting from Distributions to Shareholders ......                   --          (38,214)
                                                                                    -----------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
  Class A ....................................................................              587,367       10,899,593
  Class B ....................................................................              122,853           43,334
  Class C ....................................................................              600,974          164,424
Dividends reinvestments
  Class A ....................................................................                   --           38,024
  Class B ....................................................................                   --               59
  Class C ....................................................................                   --              131
Cost of shares repurchased
  Class A ....................................................................           (1,018,827)        (516,404)
  Class B ....................................................................              (13,948)            (888)
  Class C ....................................................................               (1,942)         (10,182)
                                                                                    -----------------------------------
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions               276,477       10,618,091
                                                                                    -----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ........................................           (2,952,755)      11,064,529
                                                                                    -----------------------------------
NET ASSETS
Beginning of Period ..........................................................           11,064,529               --
                                                                                    -----------------------------------
End of Period ................................................................           $8,111,774      $11,064,529
                                                                                    ===================================
Undistributed net investment loss at end of period ...........................             ($38,267)         ($1,041)
                                                                                    -----------------------------------


                                                                                      PF AIM AGGRESSIVE GROWTH FUND
                                                                                    --------------------------------
                                                                                     PERIOD ENDED     PERIOD ENDED
                                                                                    SEPTEMBER 30,      MARCH 31,
                                                                                       2002 (1)         2002 (2)
                                                                                    --------------------------------
OPERATIONS
Net investment loss ..........................................................           ($54,978)        ($56,401)
Net realized loss on investments and foreign currency transactions ...........           (537,378)        (115,648)
Net unrealized gain (loss) on investments and foreign currency transactions ..         (1,433,746)       1,106,510
                                                                                    --------------------------------
Net Increase (Decrease) in Net Assets Resulting from Operations ..............         (2,026,102)         934,461
                                                                                    --------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
  Class A ....................................................................                 --          (12,159)
  Class B ....................................................................                 --               (4)
  Class C ....................................................................                 --              (19)
Net realized gains
  Class A ....................................................................                 --          (32,769)
  Class B ....................................................................                 --              (66)
  Class C ....................................................................                 --              (66)
Return of Capital
  Class A ....................................................................                 --               --
  Class B ....................................................................                 --               --
  Class C ....................................................................                 --               --
                                                                                    --------------------------------
Net Decrease in Net Assets Resulting from Distributions to Shareholders ......                 --          (45,083)
                                                                                    --------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
  Class A ....................................................................             90,339        6,969,193
  Class B ....................................................................             13,738           19,579
  Class C ....................................................................             46,137           22,878
Dividends reinvestments
  Class A ....................................................................                 --           44,899
  Class B ....................................................................                 --               70
  Class C ....................................................................                 --               85
Cost of shares repurchased
  Class A ....................................................................           (723,647)        (245,825)
  Class B ....................................................................                 --           (9,693)
  Class C ....................................................................               (187)              --
                                                                                    --------------------------------
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions            (573,620)       6,801,186
                                                                                    --------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ........................................         (2,599,722)       7,690,564
                                                                                    --------------------------------
NET ASSETS
Beginning of Period ..........................................................          7,690,564               --
                                                                                    --------------------------------
End of Period ................................................................         $5,090,842       $7,690,564
                                                                                    ================================
Undistributed net investment loss at end of period ...........................           ($55,867)           ($889)
                                                                                    --------------------------------


                                                                                     PF INVESCO HEALTH SCIENCES FUND
                                                                                    --------------------------------
                                                                                     PERIOD ENDED     PERIOD ENDED
                                                                                    SEPTEMBER 30,      MARCH 31,
                                                                                       2002 (1)         2002 (2)
                                                                                    --------------------------------
OPERATIONS
Net investment loss ..........................................................           ($50,919)        ($52,913)
Net realized loss on investments and foreign currency transactions ...........         (1,079,833)        (380,204)
Net unrealized gain (loss) on investments and foreign currency transactions ..            (69,631)         208,968
                                                                                    --------------------------------
Net Increase (Decrease) in Net Assets Resulting from Operations ..............         (1,200,383)        (224,149)
                                                                                    --------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
  Class A ....................................................................                 --               --
  Class B ....................................................................                 --               --
  Class C ....................................................................                 --               --
Net realized gains
  Class A ....................................................................                 --               --
  Class B ....................................................................                 --               --
  Class C ....................................................................                 --               --
Return of Capital
  Class A ....................................................................                 --           (9,567)
  Class B ....................................................................                 --              (19)
  Class C ....................................................................                 --              (19)
                                                                                    --------------------------------
Net Decrease in Net Assets Resulting from Distributions to Shareholders ......                 --           (9,605)
                                                                                    --------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
  Class A ....................................................................            133,319        8,317,467
  Class B ....................................................................             22,105          152,313
  Class C ....................................................................             59,310           40,690
Dividends reinvestments
  Class A ....................................................................                 --            9,567
  Class B ....................................................................                 --               19
  Class C ....................................................................                 --               19
Cost of shares repurchased
  Class A ....................................................................           (707,722)        (243,096)
  Class B ....................................................................            (11,115)        (114,165)
  Class C ....................................................................             (5,075)          (2,167)
                                                                                    --------------------------------
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions            (509,178)       8,160,647
                                                                                    --------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ........................................         (1,709,561)       7,926,893
                                                                                    --------------------------------
NET ASSETS
Beginning of Period ..........................................................          7,926,893               --
                                                                                    --------------------------------
End of Period ................................................................         $6,217,332       $7,926,893
                                                                                    ================================
Undistributed net investment loss at end of period ...........................           ($53,304)         ($2,385)
                                                                                    --------------------------------

(1) UNAUDITED.
(2) COMMENCED ON SEPTEMBER 28, 2001.

SEE NOTES TO FINANCIAL STATEMENTS

PACIFIC FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                                         PF INVESCO TECHNOLOGY FUND
                                                                                     ---------------------------------
                                                                                       PERIOD ENDED     PERIOD ENDED
                                                                                      SEPTEMBER 30,      MARCH 31,
                                                                                         2002 (1)         2002 (2)
                                                                                     ---------------------------------
OPERATIONS
Net investment loss ...............................................................        ($50,715)        ($70,094)
Net realized gain (loss) on investments and foreign currency transactions .........        (928,061)        (158,816)
Net unrealized gain (loss) on investments and foreign currency transactions .......      (2,827,480)       1,396,683
                                                                                     ---------------------------------
Net Increase (Decrease) in Net Assets Resulting from Operations ...................      (3,806,256)       1,167,773
                                                                                     ---------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
  Class A .........................................................................              --              --
  Class B .........................................................................              --              --
  Class C .........................................................................              --              --
Net realized gains
  Class A .........................................................................              --              --
  Class B .........................................................................              --              --
  Class C .........................................................................              --              --
                                                                                     ---------------------------------
Net Decrease in Net Assets Resulting from Distributions to Shareholders ...........              --              --
                                                                                     ---------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
  Class A .........................................................................          13,990        6,962,964
  Class B .........................................................................             250           50,000
  Class C .........................................................................          22,988           10,502
Dividends reinvestments
  Class A .........................................................................              --               --
  Class B .........................................................................              --               --
  Class C .........................................................................              --               --
Cost of shares repurchased
  Class A .........................................................................        (521,823)        (330,130)
  Class B .........................................................................         (15,949)              --
  Class C .........................................................................            (732)              --
                                                                                     ---------------------------------
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions .....        (501,276)       6,693,336
                                                                                     ---------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .............................................      (4,307,532)       7,861,109
                                                                                     ---------------------------------
NET ASSETS
Beginning of Period ...............................................................       7,861,109               --
                                                                                     ---------------------------------
End of Period .....................................................................      $3,553,577       $7,861,109
                                                                                     =================================
Undistributed net investment loss at end of period ................................        ($78,904)        ($28,189)
                                                                                     ---------------------------------



                                                                                        PF JANUS STRATEGIC VALUE FUND
                                                                                     ----------------------------------
                                                                                        PERIOD ENDED     PERIOD ENDED
                                                                                       SEPTEMBER 30,      MARCH 31,
                                                                                          2002 (1)         2002 (2)
                                                                                     ----------------------------------
OPERATIONS
Net investment loss ...............................................................         ($34,791)        ($32,649)
Net realized gain (loss) on investments and foreign currency transactions .........         (470,388)          33,239
Net unrealized gain (loss) on investments and foreign currency transactions .......       (1,932,916)       1,024,253
                                                                                     ----------------------------------
Net Increase (Decrease) in Net Assets Resulting from Operations ...................       (2,438,095)       1,024,843
                                                                                     ----------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
  Class A .........................................................................               --          (32,036)
  Class B .........................................................................               --              (80)
  Class C .........................................................................               --              (64)
Net realized gains
  Class A .........................................................................          (49,164)              --
  Class B .........................................................................             (784)              --
  Class C .........................................................................             (632)              --
                                                                                     ----------------------------------
Net Decrease in Net Assets Resulting from Distributions to Shareholders ...........          (50,580)         (32,180)
                                                                                     ----------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
  Class A .........................................................................          438,051        8,326,013
  Class B .........................................................................           54,907           96,658
  Class C .........................................................................           96,814           18,908
Dividends reinvestments
  Class A .........................................................................           48,385           31,796
  Class B .........................................................................              378               62
  Class C .........................................................................              631               64
Cost of shares repurchased
  Class A .........................................................................       (1,207,013)        (337,648)
  Class B .........................................................................          (17,044)              --
  Class C .........................................................................          (10,945)              --
                                                                                     ----------------------------------
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions .....         (595,836)       8,135,853
                                                                                     ----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .............................................       (3,084,511)       9,128,516
                                                                                     ----------------------------------
NET ASSETS
Beginning of Period ...............................................................        9,128,516               --
                                                                                     ----------------------------------
End of Period .....................................................................       $6,044,005       $9,128,516
                                                                                     ==================================
Undistributed net investment loss at end of period ................................         ($35,781)           ($990)
                                                                                     ----------------------------------


                                                                                           PF JANUS GROWTH LT FUND
                                                                                     ---------------------------------
                                                                                       PERIOD ENDED     PERIOD ENDED
                                                                                      SEPTEMBER 30,      MARCH 31,
                                                                                         2002 (1)         2002 (2)
                                                                                     ---------------------------------
OPERATIONS
Net investment loss ...............................................................        ($37,956)        ($34,447)
Net realized gain (loss) on investments and foreign currency transactions .........      (1,462,392)        (229,493)
Net unrealized gain (loss) on investments and foreign currency transactions .......      (1,351,001)         338,360
                                                                                     ---------------------------------
Net Increase (Decrease) in Net Assets Resulting from Operations ...................      (2,851,349)          74,420
                                                                                     ---------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
  Class A .........................................................................              --          (28,272)
  Class B .........................................................................              --              (62)
  Class C .........................................................................              --              (79)
Net realized gains
  Class A .........................................................................              --               --
  Class B .........................................................................              --               --
  Class C .........................................................................              --               --
                                                                                     ---------------------------------
Net Decrease in Net Assets Resulting from Distributions to Shareholders ...........              --          (28,413)
                                                                                     ---------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
  Class A .........................................................................         218,119       10,018,920
  Class B .........................................................................          45,963           57,376
  Class C .........................................................................         262,779           88,070
Dividends reinvestments
  Class A .........................................................................              --           27,060
  Class B .........................................................................              --               62
  Class C .........................................................................              --               78
Cost of shares repurchased
  Class A .........................................................................        (767,135)        (273,854)
  Class B .........................................................................          (1,406)             (13)
  Class C .........................................................................            (492)          (3,544)
                                                                                     ---------------------------------
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions .....        (242,172)       9,914,155
                                                                                     ---------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .............................................      (3,093,521)       9,960,162
                                                                                     ---------------------------------
NET ASSETS
Beginning of Period ...............................................................       9,960,162               --
                                                                                     ---------------------------------
End of Period .....................................................................      $6,866,641       $9,960,162
                                                                                     =================================
Undistributed net investment loss at end of period ................................        ($38,997)         ($1,041)
                                                                                     ---------------------------------

(1) UNAUDITED.
(2) COMMENCED ON SEPTEMBER 28, 2001.

SEE NOTES TO FINANCIAL STATEMENTS

PACIFIC FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                     PF LAZARD INTERNATIONAL VALUE FUND
                                                                                   -------------------------------------
                                                                                       PERIOD ENDED     PERIOD ENDED
                                                                                      SEPTEMBER 30,      MARCH 31,
                                                                                         2002 (1)         2002 (2)
                                                                                   -------------------------------------
OPERATIONS
Net investment income (loss) ..................................................             $53,170         ($12,130)
Net realized gain (loss) on investments and foreign currency transactions .....            (228,507)          47,796
Net unrealized gain (loss) on investments and foreign currency transactions ...          (1,717,594)         602,258
                                                                                   -------------------------------------
Net Increase (Decrease) in Net Assets Resulting from Operations ...............          (1,892,931)         637,924
                                                                                   -------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
  Class A .....................................................................              (7,935)         (20,005)
  Class B .....................................................................                 (94)             (15)
  Class C .....................................................................                (677)             (29)
Net realized gains
  Class A .....................................................................             (45,705)              --
  Class B .....................................................................                (389)              --
  Class C .....................................................................              (2,131)              --
                                                                                   -------------------------------------
Net Decrease in Net Assets Resulting from Distributions to Shareholders .......             (56,931)         (20,049)
                                                                                   -------------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
  Class A .....................................................................           2,997,992        7,395,576
  Class B .....................................................................             152,587           24,469
  Class C .....................................................................             759,192          150,940
Dividends reinvestments
  Class A .....................................................................              52,349           19,760
  Class B .....................................................................                 492               15
  Class C .....................................................................               2,808               29
Cost of shares repurchased
  Class A .....................................................................          (2,748,529)        (210,093)
  Class B .....................................................................             (11,544)            (309)
  Class C .....................................................................             (18,244)         (11,918)
                                                                                   -------------------------------------
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions .           1,187,103        7,368,469
                                                                                   -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .........................................            (762,759)       7,986,344
                                                                                   -------------------------------------
NET ASSETS
Beginning of Period ...........................................................           7,986,344               --
                                                                                   -------------------------------------
End of Period .................................................................          $7,223,585       $7,986,344
                                                                                   =====================================
Undistributed net investment income (loss) at end of period ...................             $52,178           $7,714
                                                                                   -------------------------------------





                                                                                        PF MFS MID-CAP GROWTH FUND
                                                                                   -----------------------------------
                                                                                      PERIOD ENDED     PERIOD ENDED
                                                                                     SEPTEMBER 30,      MARCH 31,
                                                                                        2002 (1)         2002 (2)
                                                                                   -----------------------------------
OPERATIONS
Net investment income (loss) ..................................................           ($63,611)        ($68,364)
Net realized gain (loss) on investments and foreign currency transactions .....         (3,692,435)         979,520
Net unrealized gain (loss) on investments and foreign currency transactions ...         (1,415,318)        (229,525)
                                                                                   -----------------------------------
Net Increase (Decrease) in Net Assets Resulting from Operations ...............         (5,171,364)         681,631
                                                                                   -----------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
  Class A .....................................................................                 --          (18,870)
  Class B .....................................................................                 --               (4)
  Class C .....................................................................                 --              (41)
Net realized gains
  Class A .....................................................................           (843,858)         (85,907)
  Class B .....................................................................             (7,367)            (173)
  Class C .....................................................................            (22,315)            (173)
                                                                                   -----------------------------------
Net Decrease in Net Assets Resulting from Distributions to Shareholders .......           (873,540)        (105,168)
                                                                                   -----------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
  Class A .....................................................................            673,687       11,535,542
  Class B .....................................................................             75,311           81,551
  Class C .....................................................................            495,327          123,241
Dividends reinvestments
  Class A .....................................................................            823,408          104,380
  Class B .....................................................................              7,319              177
  Class C .....................................................................             22,315              214
Cost of shares repurchased
  Class A .....................................................................         (1,361,565)        (832,471)
  Class B .....................................................................               (607)              --
  Class C .....................................................................             (1,619)          (7,690)
                                                                                   -----------------------------------
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions .            733,576       11,004,944
                                                                                   -----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .........................................         (5,311,328)      11,581,407
                                                                                   -----------------------------------
NET ASSETS
Beginning of Period ...........................................................         11,581,407               --
                                                                                   -----------------------------------
End of Period .................................................................         $6,270,079      $11,581,407
                                                                                   ===================================
Undistributed net investment income (loss) at end of period ...................           ($64,551)           ($940)
                                                                                   -----------------------------------


                                                                                       PF MFS GLOBAL GROWTH FUND
                                                                                   --------------------------------
                                                                                    PERIOD ENDED     PERIOD ENDED
                                                                                   SEPTEMBER 30,      MARCH 31,
                                                                                      2002 (1)         2002 (2)
                                                                                   --------------------------------
OPERATIONS
Net investment income (loss) ..................................................         ($11,598)        ($29,041)
Net realized gain (loss) on investments and foreign currency transactions .....         (340,152)         126,613
Net unrealized gain (loss) on investments and foreign currency transactions ...       (1,195,233)         456,169
                                                                                   --------------------------------
Net Increase (Decrease) in Net Assets Resulting from Operations ...............       (1,546,983)         553,741
                                                                                   --------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
  Class A .....................................................................               --           (6,200)
  Class B .....................................................................               --               --
  Class C .....................................................................               --               --
Net realized gains
  Class A .....................................................................         (124,389)          (6,537)
  Class B .....................................................................             (418)             (13)
  Class C .....................................................................             (212)             (13)
                                                                                   --------------------------------
Net Decrease in Net Assets Resulting from Distributions to Shareholders .......         (125,019)         (12,763)
                                                                                   --------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
  Class A .....................................................................        1,180,815        6,275,672
  Class B .....................................................................            7,500           21,097
  Class C .....................................................................            2,964           10,000
Dividends reinvestments
  Class A .....................................................................          113,748           12,201
  Class B .....................................................................              418               13
  Class C .....................................................................              212               13
Cost of shares repurchased
  Class A .....................................................................       (1,371,207)         (18,287)
  Class B .....................................................................               --               --
  Class C .....................................................................             (909)              --
                                                                                   --------------------------------
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions .          (66,459)       6,300,709
                                                                                   --------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .........................................       (1,738,461)       6,841,687
                                                                                   --------------------------------
NET ASSETS
Beginning of Period ...........................................................        6,841,687               --
                                                                                   --------------------------------
End of Period .................................................................       $5,103,226       $6,841,687
                                                                                   ================================
Undistributed net investment income (loss) at end of period ...................         ($12,235)           ($637)
                                                                                   --------------------------------

(1) UNAUDITED.
(2) COMMENCED ON SEPTEMBER 28, 2001.

SEE NOTES TO FINANCIAL STATEMENTS

PACIFIC FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                        PF PIMCO MANAGED BOND FUND
                                                                                    ----------------------------------
                                                                                       PERIOD ENDED     PERIOD ENDED
                                                                                      SEPTEMBER 30,      MARCH 31,
                                                                                         2002 (1)         2002 (2)
                                                                                    ----------------------------------
OPERATIONS
Net investment income ..........................................................           $360,114         $163,364
Net realized gain (loss) on investments and foreign currency transactions ......          1,963,473         (459,527)
Net unrealized gain (loss) on investments and foreign currency transactions ....             (2,054)        (396,262)
                                                                                    ----------------------------------
Net Increase (Decrease) in Net Assets Resulting from Operations ................          2,321,533         (692,425)
                                                                                    ----------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
  Class A ......................................................................           (347,274)        (198,884)
  Class B ......................................................................             (3,446)            (377)
  Class C ......................................................................            (14,708)            (963)
Net realized gains
  Class A ......................................................................                 --          (26,223)
  Class B ......................................................................                 --              (53)
  Class C ......................................................................                 --              (53)
                                                                                    ----------------------------------
Net Decrease in Net Assets Resulting from Distributions to Shareholders ........           (365,428)        (226,553)
                                                                                    ----------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
  Class A ......................................................................          4,375,690       38,543,576
  Class B ......................................................................            413,318          177,468
  Class C ......................................................................          2,118,350          392,197
Dividends reinvestments
  Class A ......................................................................            274,520          179,170
  Class B ......................................................................              3,255              408
  Class C ......................................................................             11,855              783
Cost of shares repurchased
  Class A ......................................................................        (13,080,138)      (4,756,476)
  Class B ......................................................................             (2,067)          (2,287)
  Class C ......................................................................            (58,858)         (17,502)
                                                                                    ----------------------------------
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions ..         (5,944,075)      34,517,337
                                                                                    ----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ..........................................         (3,987,970)      33,598,359
                                                                                    ----------------------------------
NET ASSETS
Beginning of Period ............................................................         33,598,359               --
                                                                                    ----------------------------------
End of Period ..................................................................        $29,610,389      $33,598,359
                                                                                    ==================================
Undistributed net investment income at end of period ...........................             $2,670           $7,984
                                                                                    ----------------------------------

                                                                                     PF PACIFIC LIFE MONEY MARKET FUND
                                                                                    ----------------------------------
                                                                                        PERIOD ENDED     PERIOD ENDED
                                                                                       SEPTEMBER 30,      MARCH 31,
                                                                                          2002 (1)         2002 (2)
                                                                                    ----------------------------------
OPERATIONS
Net investment income ..........................................................           $77,022          $63,863
Net realized gain (loss) on investments and foreign currency transactions ......               (33)           2,251
Net unrealized gain (loss) on investments and foreign currency transactions ....                --               --
                                                                                    ----------------------------------
Net Increase (Decrease) in Net Assets Resulting from Operations ................            76,989           66,114
                                                                                    ----------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
  Class A ......................................................................           (76,692)         (63,834)
  Class B ......................................................................              (104)             (10)
  Class C ......................................................................              (226)             (19)
Net realized gains
  Class A ......................................................................                --               --
  Class B ......................................................................                --               --
  Class C ......................................................................                --               --
                                                                                    ----------------------------------
Net Decrease in Net Assets Resulting from Distributions to Shareholders ........           (77,022)         (63,863)
                                                                                    ----------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
  Class A ......................................................................         4,819,566       38,214,595
  Class B ......................................................................           135,612          125,511
  Class C ......................................................................           576,586          487,642
Dividends reinvestments
  Class A ......................................................................            71,266           60,436
  Class B ......................................................................               104               10
  Class C ......................................................................               225               12
Cost of shares repurchased
  Class A ......................................................................       (12,865,647)     (11,221,052)
  Class B ......................................................................            (7,590)         (37,663)
  Class C ......................................................................          (207,160)        (412,993)
                                                                                    ----------------------------------
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions ..        (7,477,038)      27,216,498
                                                                                    ----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ..........................................        (7,477,071)      27,218,749
                                                                                    ----------------------------------
NET ASSETS
Beginning of Period ............................................................        27,218,749               --
                                                                                    ----------------------------------
End of Period ..................................................................       $19,741,678      $27,218,749
                                                                                    ==================================
Undistributed net investment income at end of period ...........................           $45,422          $45,422
                                                                                    ----------------------------------

                                                                                        PF PUTNAM EQUITY INCOME FUND
                                                                                    ----------------------------------
                                                                                       PERIOD ENDED     PERIOD ENDED
                                                                                      SEPTEMBER 30,      MARCH 31,
                                                                                         2002 (1)         2002 (3)
                                                                                    ----------------------------------
OPERATIONS
Net investment income ..........................................................            $23,252           $5,102
Net realized gain (loss) on investments and foreign currency transactions ......           (207,976)         (24,546)
Net unrealized gain (loss) on investments and foreign currency transactions ....         (2,682,435)         484,576
                                                                                    ----------------------------------
Net Increase (Decrease) in Net Assets Resulting from Operations ................         (2,867,159)         465,132
                                                                                    ----------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
  Class A ......................................................................            (51,737)              --
  Class B ......................................................................                (84)              --
  Class C ......................................................................               (831)              --
Net realized gains
  Class A ......................................................................                 --               --
  Class B ......................................................................                 --               --
  Class C ......................................................................                 --               --
                                                                                    ----------------------------------
Net Decrease in Net Assets Resulting from Distributions to Shareholders ........            (52,652)              --
                                                                                    ----------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
  Class A ......................................................................            195,151       10,417,665
  Class B ......................................................................             28,916           12,549
  Class C ......................................................................            242,894           44,011
Dividends reinvestments
  Class A ......................................................................             51,521               --
  Class B ......................................................................                 84               --
  Class C ......................................................................                831               --
Cost of shares repurchased
  Class A ......................................................................           (113,505)          (4,138)
  Class B ......................................................................                (57)              --
  Class C ......................................................................            (11,321)          (4,109)
                                                                                    ----------------------------------
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions ..            394,514       10,465,978
                                                                                    ----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ..........................................         (2,525,297)      10,931,110
                                                                                    ----------------------------------
NET ASSETS
Beginning of Period ............................................................         10,931,110               --
                                                                                    ----------------------------------
End of Period ..................................................................         $8,405,813      $10,931,110
                                                                                    ==================================
Undistributed net investment income at end of period ...........................            $22,209          $51,609
                                                                                    ----------------------------------

(1) UNAUDITED.
(2) COMMENCED ON SEPTEMBER 28, 2001.
(3) COMMENCED ON DECEMBER 31, 2001.


SEE NOTES TO FINANCIAL STATEMENTS

PACIFIC FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                         PF PUTNAM RESEARCH FUND
                                                                                     ----------------------------------
                                                                                       PERIOD ENDED     PERIOD ENDED
                                                                                      SEPTEMBER 30,      MARCH 31,
                                                                                         2002 (1)         2002 (2)
                                                                                     ----------------------------------
OPERATIONS
Net investment income (loss) ...................................................           ($37,633)        ($21,340)
Net realized loss on investments and foreign currency transactions .............           (870,468)        (127,287)
Net unrealized gain (loss) on investments and foreign currency transactions ....         (3,417,220)          97,339
                                                                                     ----------------------------------
Net Increase (Decrease) in Net Assets Resulting from Operations ................         (4,325,321)         (51,288)
                                                                                     ----------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
  Class A ......................................................................            (31,398)              --
  Class B ......................................................................                (18)              --
  Class C ......................................................................                (50)              --
Net realized gains
  Class A ......................................................................                 --               --
  Class B ......................................................................                 --               --
  Class C ......................................................................                 --               --
                                                                                     ----------------------------------
Net Decrease in Net Assets Resulting from Distributions to Shareholders ........            (31,466)              --
                                                                                     ----------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
  Class A ......................................................................             21,729       15,019,575
  Class B ......................................................................              4,729           10,010
  Class C ......................................................................             14,557           10,010
Dividends reinvestments
  Class A ......................................................................             31,398               --
  Class B ......................................................................                 18               --
  Class C ......................................................................                 50               --
Cost of shares repurchased
  Class A ......................................................................            (23,778)            (166)
  Class B ......................................................................                 --               --
  Class C ......................................................................                 --               --
                                                                                     ----------------------------------
Net Increase in Net Assets
  Derived from Capital Share Transactions ......................................             48,703       15,039,429
                                                                                     ----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ..........................................         (4,308,084)      14,988,141
                                                                                     ----------------------------------
NET ASSETS
Beginning of Period ............................................................         14,988,141               --
                                                                                     ----------------------------------
End of Period ..................................................................        $10,680,057      $14,988,141
                                                                                     ==================================
Undistributed net investment income (loss) at end of period ....................           ($39,023)         $30,076
                                                                                     ----------------------------------


                                                                                      PF SALOMON BROTHERS LARGE-CAP VALUE FUND
                                                                                     ------------------------------------------
                                                                                            PERIOD ENDED     PERIOD ENDED
                                                                                            SEPTEMBER 30,      MARCH 31,
                                                                                              2002 (1)         2002 (3)
                                                                                     ------------------------------------------
OPERATIONS
Net investment income (loss) ...................................................                 $16,108        ($11,460)
Net realized loss on investments and foreign currency transactions .............                (473,994)        (19,381)
Net unrealized gain (loss) on investments and foreign currency transactions ....              (5,981,234)        942,087
                                                                                     ------------------------------------------
Net Increase (Decrease) in Net Assets Resulting from Operations ................              (6,439,120)        911,246
                                                                                     ------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
  Class A ......................................................................                      --         (41,033)
  Class B ......................................................................                      --             (66)
  Class C ......................................................................                      --            (182)
Net realized gains
  Class A ......................................................................                 (98,565)         (4,303)
  Class B ......................................................................                    (965)             (9)
  Class C ......................................................................                  (2,918)             (9)
                                                                                     ------------------------------------------
Net Decrease in Net Assets Resulting from Distributions to Shareholders ........                (102,448)        (45,602)
                                                                                     ------------------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
  Class A ......................................................................               1,293,126      19,940,332
  Class B ......................................................................                 143,129         144,338
  Class C ......................................................................                 948,639         251,002
Dividends reinvestments
  Class A ......................................................................                  97,332          44,875
  Class B ......................................................................                     647              75
  Class C ......................................................................                   2,812             153
Cost of shares repurchased
  Class A ......................................................................              (2,206,653)     (1,092,458)
  Class B ......................................................................                 (13,047)           (552)
  Class C ......................................................................                 (23,480)        (10,868)
                                                                                     ------------------------------------------
Net Increase in Net Assets
  Derived from Capital Share Transactions ......................................                 242,505      19,276,897
                                                                                     ------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ..........................................              (6,299,063)     20,142,541
                                                                                     ------------------------------------------
NET ASSETS
Beginning of Period ............................................................              20,142,541              --
                                                                                     ------------------------------------------
End of Period ..................................................................             $13,843,478     $20,142,541
                                                                                     ==========================================
Undistributed net investment income (loss) at end of period ....................                 $15,045         ($1,063)
                                                                                     ------------------------------------------

(1) UNAUDITED.
(2) COMMENCED ON DECEMBER 31, 2001.
(3) COMMENCED ON SEPTEMBER 28, 2001.

SEE NOTES TO FINANCIAL STATEMENTS

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

PACIFIC FUNDS
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS FOLLOWS:
--------------------------------------------------------------------------------

                                                     Investment Activities                          Distributions
                                            -----------------------------------  -------------------------------------------------
                                                      Net Realized
                                                           and
                                 Net Asset             Unrealized      Total     Dividends
                                   Value,      Net     Gain (Loss)      from      from Net  Distributions
                                 Beginning  Investment     on        Investment  Investment     from       Return of      Total
                                 of Period    Loss      Securities   Operations    Income   Capital Gains   Capital   Distributions
------------------------------------------------------------------------------------------------------------------------------------
PF AIM Blue Chip Fund
Class A: 9/30/2002 (Unaudited)     $10.96    ($0.04)      ($3.13)     ($3.17)         $--        $--           $--          $--
         9/28/2001 - 3/31/2002(4)   10.00     (0.05)        1.06        1.01        (0.03)     (0.02)           --        (0.05)
------------------------------------------------------------------------------------------------------------------------------------
Class B: 9/30/2002 (Unaudited)     $10.94    ($0.04)      ($3.14)     ($3.18)         $--        $--           $--          $--
         9/28/2001 - 3/31/2002(4)   10.00     (0.08)        1.06        0.98        (0.02)     (0.02)           --        (0.04)
------------------------------------------------------------------------------------------------------------------------------------
Class C: 9/30/2002 (Unaudited)     $10.93    ($0.06)      ($3.11)     ($3.17)         $--        $--           $--          $--
         9/28/2001 - 3/31/2002(4)   10.00     (0.08)        1.06        0.98        (0.03)     (0.02)           --        (0.05)
------------------------------------------------------------------------------------------------------------------------------------
PF AIM Aggressive Growth Fund
Class A: 9/30/2002 (Unaudited)     $11.63    ($0.09)      ($3.01)     ($3.10)         $--        $--           $--          $--
         9/28/2001 - 3/31/2002(4)   10.00     (0.09)        1.81        1.72        (0.02)     (0.07)           --        (0.09)
------------------------------------------------------------------------------------------------------------------------------------
Class B: 9/30/2002 (Unaudited)     $11.61    ($0.08)      ($3.04)     ($3.12)         $--        $--           $--          $--
         9/28/2001 - 3/31/2002(4)   10.00     (0.12)        1.80        1.68           --      (0.07)           --        (0.07)
------------------------------------------------------------------------------------------------------------------------------------
Class C: 9/30/2002 (Unaudited)     $11.61    ($0.07)      ($3.04)     ($3.11)         $--        $--           $--          $--
         9/28/2001 - 3/31/2002(4)   10.00     (0.12)        1.81        1.69        (0.01)     (0.07)           --        (0.08)
------------------------------------------------------------------------------------------------------------------------------------
PF INVESCO Health Sciences Fund
Class A: 9/30/2002 (Unaudited)      $9.89    ($0.07)      ($1.45)     ($1.52)         $--        $--           $--          $--
         9/28/2001 - 3/31/2002(4)   10.00     (0.07)       (0.02)      (0.09)          --         --         (0.02)       (0.02)
------------------------------------------------------------------------------------------------------------------------------------
Class B: 9/30/2002 (Unaudited)      $9.86    ($0.09)      ($1.45)     ($1.54)         $--        $--           $--          $--
         9/28/2001 - 3/31/2002(4)   10.00     (0.10)       (0.02)      (0.12)          --         --         (0.02)       (0.02)
------------------------------------------------------------------------------------------------------------------------------------
Class C: 9/30/2002 (Unaudited)      $9.86    ($0.06)      ($1.47)     ($1.53)         $--        $--           $--          $--
         9/28/2001 - 3/31/2002(4)   10.00     (0.10)       (0.02)      (0.12)          --         --         (0.02)       (0.02)
------------------------------------------------------------------------------------------------------------------------------------
PF INVESCO Technology Fund
Class A: 9/30/2002 (Unaudited)(4)  $12.47    ($0.08)      ($6.25)     ($6.33)         $--        $--           $--          $--
         9/28/2001 - 3/31/2002(4)   10.00     (0.12)        2.59        2.47           --         --            --           --
------------------------------------------------------------------------------------------------------------------------------------
Class B: 9/30/2002 (Unaudited)(4)  $12.44    ($0.11)      ($6.22)     ($6.33)         $--        $--           $--          $--
         9/28/2001 - 3/31/2002(4)   10.00     (0.15)        2.59        2.44           --         --            --           --
------------------------------------------------------------------------------------------------------------------------------------
Class C: 9/30/2002 (Unaudited)(4)  $12.44    ($0.10)      ($6.23)     ($6.33)         $--        $--           $--          $--
         9/28/2001 - 3/31/2002(4)   10.00     (0.15)        2.59        2.44           --         --            --           --
------------------------------------------------------------------------------------------------------------------------------------




                                                                         Ratios/Supplemental Data
                                                 -------------------------------------------------------------------------
                                                                                                             Ratio of Net
                                                                                                           Investment Loss
                                  Net Asset                 Net Assets,       Ratio of     Ratio of Gross   After Expense
                                    Value,                    End of        Net Expenses     Expenses to      Reductions
                                    End of        Total       Period       to Average Net    Average Net   to Average Net
                                    Period       Return(1) (in thousands)  Assets (2),(3)  Assets (2),(3)  Assets (2),(3)
--------------------------------------------------------------------------------------------------------------------------
PF AIM Blue Chip Fund
Class A: 9/30/2002 (Unaudited)       $7.79       (28.92%)      $7,354           1.90%          3.90%           (0.77%)
         9/28/2001 - 3/31/2002(4)    10.96        10.09%       10,867           1.90%          5.99%           (0.92%)
--------------------------------------------------------------------------------------------------------------------------
Class B: 9/30/2002 (Unaudited)       $7.76       (29.07%)        $125           2.40%          4.40%           (1.27%)
         9/28/2001 - 3/31/2002(4)    10.94         9.79%           43           2.40%          6.49%           (1.42%)
--------------------------------------------------------------------------------------------------------------------------
Class C: 9/30/2002 (Unaudited)       $7.76       (29.00%)        $633           2.40%          4.40%           (1.27%)
         9/28/2001 - 3/31/2002(4)    10.93         9.74%          154           2.40%          6.49%           (1.42%)
--------------------------------------------------------------------------------------------------------------------------
PF AIM Aggressive Growth Fund
Class A: 9/30/2002 (Unaudited)       $8.53       (26.74%)      $5,015           1.95%          4.07%           (1.67%)
         9/28/2001 - 3/31/2002(4)    11.63        17.21%        7,654           1.95%          6.84%           (1.67%)
--------------------------------------------------------------------------------------------------------------------------
Class B: 9/30/2002 (Unaudited)       $8.49       (26.87%)         $19           2.45%          4.57%           (2.17%)
         9/28/2001 - 3/31/2002(4)    11.61        16.84%           12           2.45%          7.34%           (2.17%)
--------------------------------------------------------------------------------------------------------------------------
Class C: 9/30/2002 (Unaudited)       $8.50       (26.79%)         $57           2.45%          4.57%           (2.17%)
         9/28/2001 - 3/31/2002(4)    11.61        16.91%           25           2.45%          7.34%           (2.17%)
--------------------------------------------------------------------------------------------------------------------------
PF INVESCO Health Sciences Fund
Class A: 9/30/2002 (Unaudited)       $8.37       (15.37%)      $6,096           2.05%          3.69%           (1.47%)
         9/28/2001 - 3/31/2002(4)     9.89        (0.92%)       7,854           2.05%          4.82%           (1.43%)
--------------------------------------------------------------------------------------------------------------------------
Class B: 9/30/2002 (Unaudited)       $8.32       (15.62%)         $40           2.55%          4.19%           (1.97%)
         9/28/2001 - 3/31/2002(4)     9.86        (1.22%)          37           2.55%          5.32%           (1.93%)
--------------------------------------------------------------------------------------------------------------------------
Class C: 9/30/2002 (Unaudited)       $8.33       (15.52%)         $81           2.55%          4.19%           (1.97%)
         9/28/2001 - 3/31/2002(4)     9.86        (1.22%)          37           2.55%          5.32%           (1.93%)
--------------------------------------------------------------------------------------------------------------------------
PF INVESCO Technology Fund
Class A: 9/30/2002 (Unaudited)(4)    $6.14       (50.76%)      $3,520           2.05%          4.50%           (1.85%)
         9/28/2001 - 3/31/2002(4)    12.47        24.70%        7,801           2.05%          4.81%           (1.82%)
--------------------------------------------------------------------------------------------------------------------------
Class B: 9/30/2002 (Unaudited)(4)    $6.11       (50.88%)         $11           2.55%          5.00%           (2.35%)
         9/28/2001 - 3/31/2002(4)    12.44        24.40%           47           2.55%          5.31%           (2.32%)
--------------------------------------------------------------------------------------------------------------------------
Class C: 9/30/2002 (Unaudited)(4)    $6.11       (50.88%)         $23           2.55%          5.00%           (2.35%)
         9/28/2001 - 3/31/2002(4)    12.44        24.40%           13           2.55%          5.31%           (2.32%)
--------------------------------------------------------------------------------------------------------------------------


                                     Ratios/Supplemental Data
                                    ---------------------------
                                      Ratio of Net
                                    Investment Loss
                                     Before Expense
                                      Reductions     Portfolio
                                    to Average Net    Turnover
                                    Assets (2),(3)      Rate
---------------------------------------------------------------
PF AIM Blue Chip Fund
Class A: 9/30/2002 (Unaudited)          (2.77%)       25.02%
         9/28/2001 - 3/31/2002(4)       (5.01%)       12.63%
---------------------------------------------------------------
Class B: 9/30/2002 (Unaudited)          (3.27%)       25.02%
         9/28/2001 - 3/31/2002(4)       (5.51%)       12.63%
---------------------------------------------------------------
Class C: 9/30/2002 (Unaudited)          (3.27%)       25.02%
         9/28/2001 - 3/31/2002(4)       (5.51%)       12.63%
---------------------------------------------------------------
PF AIM Aggressive Growth Fund
Class A: 9/30/2002 (Unaudited)          (3.79%)       40.86%
         9/28/2001 - 3/31/2002(4)       (6.56%)       44.75%
---------------------------------------------------------------
Class B: 9/30/2002 (Unaudited)          (4.29%)       40.86%
         9/28/2001 - 3/31/2002(4)       (7.06%)       44.75%
---------------------------------------------------------------
Class C: 9/30/2002 (Unaudited)          (4.29%)       40.86%
         9/28/2001 - 3/31/2002(4)       (7.06%)       44.75%
---------------------------------------------------------------
PF INVESCO Health Sciences Fund
Class A: 9/30/2002 (Unaudited)          (3.12%)       68.97%
         9/28/2001 - 3/31/2002(4)       (4.20%)       22.74%
---------------------------------------------------------------
Class B: 9/30/2002 (Unaudited)          (3.62%)       68.97%
         9/28/2001 - 3/31/2002(4)       (4.70%)       22.74%
---------------------------------------------------------------
Class C: 9/30/2002 (Unaudited)          (3.62%)       68.97%
         9/28/2001 - 3/31/2002(4)       (4.70%)       22.74%
---------------------------------------------------------------
PF INVESCO Technology Fund
Class A: 9/30/2002 (Unaudited)(4)       (4.30%)       51.15%
         9/28/2001 - 3/31/2002(4)       (4.58%)       32.50%
---------------------------------------------------------------
Class B: 9/30/2002 (Unaudited)(4)       (4.80%)       51.15%
         9/28/2001 - 3/31/2002(4)       (5.08%)       32.50%
---------------------------------------------------------------
Class C: 9/30/2002 (Unaudited)(4)       (4.80%)       51.15%
         9/28/2001 - 3/31/2002(4)       (5.08%)       32.50%
---------------------------------------------------------------



SEE NOTES TO FINANCIAL STATEMENTS              SEE EXPLANATION OF SYMBOLS ON C-4

PACIFIC FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS FOLLOWS:
--------------------------------------------------------------------------------

                                                     Investment Activities                          Distributions
                                            -----------------------------------  ---------------------------------------------------
                                                        Net Realized
                                                            and
                                 Net Asset               Unrealized      Total     Dividends
                                   Value,       Net      Gain (Loss)      from      from Net  Distributions
                                 Beginning   Investment      on        Investment  Investment     from       Return of     Total
                                 of Period  Income(Loss)  Securities   Operations    Income   Capital Gains   Capital  Distributions
------------------------------------------------------------------------------------------------------------------------------------
PF Janus Strategic Value Fund
Class A: 9/30/2002 (Unaudited)(4)  $11.45     ($0.04)      ($3.07)       ($3.11)       $--      ($0.06)          $--       ($0.06)
         9/28/2001 - 3/31/2002(4)   10.00      (0.05)        1.54          1.49      (0.04)         --            --        (0.04)
------------------------------------------------------------------------------------------------------------------------------------
Class B: 9/30/2002 (Unaudited)(4)  $11.43     ($0.07)      ($3.07)       ($3.14)       $--      ($0.06)          $--       ($0.06)
         9/28/2001 - 3/31/2002(4)   10.00      (0.07)        1.54          1.47      (0.04)         --            --        (0.04)
------------------------------------------------------------------------------------------------------------------------------------
Class C: 9/30/2002 (Unaudited)(4)  $11.43     ($0.06)      ($3.07)       ($3.13)       $--      ($0.06)          $--       ($0.06)
         9/28/2001 - 3/31/2002(4)   10.00      (0.07)        1.53          1.46      (0.03)         --            --        (0.03)
------------------------------------------------------------------------------------------------------------------------------------
PF Janus Growth LT Fund
Class A: 9/30/2002 (Unaudited)     $10.32     ($0.04)      ($2.94)       ($2.98)       $--         $--           $--          $--
         9/28/2001 - 3/31/2002(4)   10.00      (0.04)        0.39          0.35      (0.03)         --            --        (0.03)
------------------------------------------------------------------------------------------------------------------------------------
Class B: 9/30/2002 (Unaudited)     $10.30     ($0.05)      ($2.94)       ($2.99)       $--         $--           $--          $--
         9/28/2001 - 3/31/2002(4)   10.00      (0.07)        0.40          0.33      (0.03)         --            --        (0.03)
------------------------------------------------------------------------------------------------------------------------------------
Class C: 9/30/2002 (Unaudited)     $10.31     ($0.05)      ($2.95)       ($3.00)       $--         $--           $--          $--
         9/28/2001 - 3/31/2002(4)   10.00      (0.07)        0.40          0.33      (0.02)         --            --        (0.02)
------------------------------------------------------------------------------------------------------------------------------------
PF Lazard International Value Fund
Class A: 9/30/2002 (Unaudited)(4)  $11.09      $0.07       ($2.49)       ($2.42)    ($0.01)     ($0.06)          $--       ($0.07)
         9/28/2001 - 3/31/2002(4)   10.00      (0.02)        1.14          1.12      (0.03)         --            --        (0.03)
------------------------------------------------------------------------------------------------------------------------------------
Class B: 9/30/2002 (Unaudited)(4)  $11.08      $0.04       ($2.47)       ($2.43)    ($0.02)     ($0.06)          $--       ($0.08)
         9/28/2001 - 3/31/2002(4)   10.00      (0.05)        1.14          1.09      (0.01)         --            --        (0.01)
------------------------------------------------------------------------------------------------------------------------------------
Class C: 9/30/2002 (Unaudited)(4)  $11.07      $0.04       ($2.46)       ($2.42)    ($0.02)     ($0.06)          $--       ($0.08)
         9/28/2001 - 3/31/2002(4)   10.00      (0.05)        1.14          1.09      (0.02)         --            --        (0.02)
------------------------------------------------------------------------------------------------------------------------------------
PF MFS Mid-Cap Growth Fund
Class A: 9/30/2002 (Unaudited)     $11.18     ($0.06)      ($4.76)       ($4.82)       $--      ($0.84)          $--       ($0.84)
         9/28/2001 - 3/31/2002(4)   10.00      (0.08)        1.45          1.37      (0.02)      (0.17)           --        (0.19)
------------------------------------------------------------------------------------------------------------------------------------
Class B: 9/30/2002 (Unaudited)     $11.17     ($0.07)      ($4.77)       ($4.84)       $--      ($0.84)          $--       ($0.84)
         9/28/2001 - 3/31/2002(4)   10.00      (0.11)        1.45          1.34         --       (0.17)           --        (0.17)
------------------------------------------------------------------------------------------------------------------------------------
Class C: 9/30/2002 (Unaudited)     $11.16     ($0.07)      ($4.76)       ($4.83)       $--      ($0.84)          $--       ($0.84)
         9/28/2001 - 3/31/2002(4)   10.00      (0.11)        1.46          1.35      (0.02)      (0.17)           --        (0.19)
------------------------------------------------------------------------------------------------------------------------------------


                                                                                            Ratios/Supplemental Data
                                               ------------------------------------------------------------------------------
                                                                                                              Ratio of Net
                                                                                                               Investment
                                                                                                              Income(Loss)
                                  Net Asset                 Net Assets,       Ratio of     Ratio of Gross    After Expense
                                    Value,                    End of        Net Expenses     Expenses to       Reductions
                                    End of        Total       Period       to Average Net    Average Net     to Average Net
                                    Period       Return(1) (in thousands)  Assets (2),(3)  Assets (2),(3)    Assets (2),(3)
-----------------------------------------------------------------------------------------------------------------------------
PF Janus Strategic Value Fund
Class A: 9/30/2002 (Unaudited)(4)   $8.28       (27.21%)      $5,855           1.90%           3.55%           (0.89%)
         9/28/2001 - 3/31/2002(4)   11.45        14.94%        9,002           1.90%           6.26%           (0.84%)
-----------------------------------------------------------------------------------------------------------------------------
Class B: 9/30/2002 (Unaudited)(4)   $8.23       (27.52%)        $105           2.40%           4.05%           (1.39%)
         9/28/2001 - 3/31/2002(4)   11.43        14.71%          105           2.40%           6.76%           (1.34%)
-----------------------------------------------------------------------------------------------------------------------------
Class C: 9/30/2002 (Unaudited)(4)   $8.24       (27.43%)         $84           2.40%           4.05%           (1.39%)
         9/28/2001 - 3/31/2002(4)   11.43        14.67%           21           2.40%           6.76%           (1.34%)
-----------------------------------------------------------------------------------------------------------------------------
PF Janus Growth LT Fund
Class A: 9/30/2002 (Unaudited)      $7.34       (28.88%)      $6,492           1.70%           3.89%           (0.91%)
         9/28/2001 - 3/31/2002(4)   10.32         3.50%        9,819           1.70%           6.29%           (0.78%)
-----------------------------------------------------------------------------------------------------------------------------
Class B: 9/30/2002 (Unaudited)      $7.31       (29.03%)         $80           2.20%           4.39%           (1.41%)
         9/28/2001 - 3/31/2002(4)   10.30         3.27%           57           2.20%           6.79%           (1.28%)
-----------------------------------------------------------------------------------------------------------------------------
Class C: 9/30/2002 (Unaudited)      $7.31       (29.00%)        $294           2.20%           4.39%           (1.41%)
         9/28/2001 - 3/31/2002(4)   10.31         3.33%           84           2.20%           6.79%           (1.28%)
-----------------------------------------------------------------------------------------------------------------------------
PF Lazard International Value Fund
Class A: 9/30/2002 (Unaudited)(4)   $8.60       (21.91%)      $6,329           1.80%           3.86%            1.38%
         9/28/2001 - 3/31/2002(4)   11.09        11.21%        7,817           1.80%           7.07%           (0.35%)
-----------------------------------------------------------------------------------------------------------------------------
Class B: 9/30/2002 (Unaudited)(4)   $8.57       (22.08%)        $145           2.30%           4.36%            0.88%
         9/28/2001 - 3/31/2002(4)   11.08        10.95%           26           2.30%           7.57%           (0.85%)
-----------------------------------------------------------------------------------------------------------------------------
Class C: 9/30/2002 (Unaudited)(4)   $8.57       (22.07%)        $750           2.30%           4.36%            0.88%
         9/28/2001 - 3/31/2002(4)   11.07        10.91%          143           2.30%           7.57%           (0.85%)
-----------------------------------------------------------------------------------------------------------------------------
PF MFS Mid-Cap Growth Fund
Class A: 9/30/2002 (Unaudited)      $5.52       (44.53%)      $5,683           1.85%           4.06%           (1.50%)
         9/28/2001 - 3/31/2002(4)   11.18        13.79%       11,383           1.85%           5.33%           (1.44%)
-----------------------------------------------------------------------------------------------------------------------------
Class B: 9/30/2002 (Unaudited)      $5.49       (44.66%)        $111           2.35%           4.56%           (2.00%)
         9/28/2001 - 3/31/2002(4)   11.17        13.52%           82           2.35%           5.83%           (1.94%)
-----------------------------------------------------------------------------------------------------------------------------
Class C: 9/30/2002 (Unaudited)      $5.49       (44.71%)        $477           2.35%           4.56%           (2.00%)
         9/28/2001 - 3/31/2002(4)   11.16        13.53%          116           2.35%           5.83%           (1.94%)
-----------------------------------------------------------------------------------------------------------------------------


                                    Ratios/Supplemental Data
                                  -----------------------------
                                    Ratio of Net
                                  Investment Loss
                                   Before Expense
                                      Reductions     Portfolio
                                    to Average Net   Turnover
                                    Assets (2),(3)      Rate
---------------------------------------------------------------
PF Janus Strategic Value Fund
Class A: 9/30/2002 (Unaudited)(4)      (2.53%)        22.94%
         9/28/2001 - 3/31/2002(4)      (5.20%)        18.71%
--------------------------------------------------------------
Class B: 9/30/2002 (Unaudited)(4)      (3.03%)        22.94%
         9/28/2001 - 3/31/2002(4)      (5.70%)        18.71%
--------------------------------------------------------------
Class C: 9/30/2002 (Unaudited)(4)      (3.03%)        22.94%
         9/28/2001 - 3/31/2002(4)      (5.70%)        18.71%
--------------------------------------------------------------
PF Janus Growth LT Fund
Class A: 9/30/2002 (Unaudited)         (3.10%)        61.49%
         9/28/2001 - 3/31/2002(4)      (5.37%)        64.33%
--------------------------------------------------------------
Class B: 9/30/2002 (Unaudited)         (3.60%)        61.49%
         9/28/2001 - 3/31/2002(4)      (5.87%)        64.33%
--------------------------------------------------------------
Class C: 9/30/2002 (Unaudited)         (3.60%)        61.49%
         9/28/2001 - 3/31/2002(4)      (5.87%)        64.33%
--------------------------------------------------------------
PF Lazard International Value Fund
Class A: 9/30/2002 (Unaudited)(4)      (0.68%)         7.58%
         9/28/2001 - 3/31/2002(4)      (5.62%)         7.11%
--------------------------------------------------------------
Class B: 9/30/2002 (Unaudited)(4)      (1.18%)         7.58%
         9/28/2001 - 3/31/2002(4)      (6.12%)         7.11%
--------------------------------------------------------------
Class C: 9/30/2002 (Unaudited)(4)      (1.18%)         7.58%
         9/28/2001 - 3/31/2002(4)      (6.12%)         7.11%
--------------------------------------------------------------
PF MFS Mid-Cap Growth Fund
Class A: 9/30/2002 (Unaudited)         (3.71%)        85.53%
         9/28/2001 - 3/31/2002(4)      (4.92%)        70.54%
--------------------------------------------------------------
Class B: 9/30/2002 (Unaudited)         (4.21%)        85.53%
         9/28/2001 - 3/31/2002(4)      (5.42%)        70.54%
--------------------------------------------------------------
Class C: 9/30/2002 (Unaudited)         (4.21%)        85.53%
         9/28/2001 - 3/31/2002(4)      (5.42%)        70.54%
--------------------------------------------------------------



SEE NOTES TO FINANCIAL STATEMENTS              SEE EXPLANATION OF SYMBOLS ON C-4

PACIFIC FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS FOLLOWS:
--------------------------------------------------------------------------------

                                                     Investment Activities                          Distributions
                                            -----------------------------------  -------------------------------------------------
                                                      Net Realized
                                                           and
                                 Net Asset             Unrealized      Total     Dividends
                                   Value,      Net     Gain (Loss)      from      from Net  Distributions
                                 Beginning  Investment     on        Investment  Investment     from       Return of      Total
                                 of Period Income(Loss) Securities   Operations    Income   Capital Gains   Capital   Distributions
------------------------------------------------------------------------------------------------------------------------------------
PF MFS Global Growth Fund
Class A: 9/30/2002 (Unaudited)     $11.03   ($0.02)     ($2.51)       ($2.53)        $--      ($0.20)          $--      ($0.20)
         9/28/2001 - 3/31/2002(4)   10.00    (0.05)       1.10          1.05       (0.01)      (0.01)           --       (0.02)
------------------------------------------------------------------------------------------------------------------------------------
Class B: 9/30/2002 (Unaudited)     $11.01   ($0.03)     ($2.52)       ($2.55)        $--      ($0.20)          $--      ($0.20)
         9/28/2001 - 3/31/2002(4)   10.00    (0.08)       1.10          1.02          --       (0.01)           --       (0.01)
------------------------------------------------------------------------------------------------------------------------------------
Class C: 9/30/2002 (Unaudited)     $11.01   ($0.03)     ($2.52)       ($2.55)        $--      ($0.20)          $--      ($0.20)
         9/28/2001 - 3/31/2002(4)   10.00    (0.08)       1.10          1.02          --       (0.01)           --       (0.01)
------------------------------------------------------------------------------------------------------------------------------------
PF PIMCO Managed Bond Fund
Class A: 9/30/2002 (Unaudited)(4)   $9.85    $0.12       $0.67         $0.79      ($0.13)        $--           $--      ($0.13)
         9/28/2001 - 3/31/2002      10.00     0.06       (0.09)        (0.03)      (0.07)      (0.05)           --       (0.12)
------------------------------------------------------------------------------------------------------------------------------------
Class B: 9/30/2002 (Unaudited)(4)   $9.84    $0.10       $0.66         $0.76      ($0.11)        $--           $--      ($0.11)
         9/28/2001 - 3/31/2002      10.00     0.04       (0.10)        (0.06)      (0.05)      (0.05)           --       (0.10)
------------------------------------------------------------------------------------------------------------------------------------
Class C: 9/30/2002 (Unaudited)(4)   $9.84    $0.10       $0.66         $0.76      ($0.11)        $--           $--      ($0.11)
         9/28/2001 - 3/31/2002      10.00     0.04       (0.10)        (0.06)      (0.05)      (0.05)           --       (0.10)
------------------------------------------------------------------------------------------------------------------------------------
PF Pacific Life Money Market Fund
Class A: 9/30/2002 (Unaudited)      $1.00      $--(5)      $--           $--         $--(5)      $--           $--         $--
         9/28/2001 - 3/31/2002       1.00       --(5)       --            --          --(5)       --            --          --
------------------------------------------------------------------------------------------------------------------------------------
Class B: 9/30/2002 (Unaudited)      $1.00      $--(5)      $--           $--         $--(5)      $--           $--         $--
         9/28/2001 - 3/31/2002       1.00       --(5)       --            --          --(5)       --            --          --
------------------------------------------------------------------------------------------------------------------------------------
Class C: 9/30/2002 (Unaudited)      $1.00      $--(5)      $--           $--         $--(5)      $--           $--         $--
         9/28/2001 - 3/31/2002       1.00       --(5)       --            --          --(5)       --            --          --
------------------------------------------------------------------------------------------------------------------------------------
PF Putnam Equity Income Fund
Class A: 9/30/2002 (Unaudited)     $10.45    $0.02      ($2.70)       ($2.68)     ($0.05)        $--           $--      ($0.05)
         12/31/2001 - 3/31/2002(4)  10.00     0.01        0.44          0.45          --          --            --          --
------------------------------------------------------------------------------------------------------------------------------------
Class B: 9/30/2002 (Unaudited)     $10.43      $--      ($2.69)       ($2.69)     ($0.05)        $--           $--      ($0.05)
         12/31/2001 - 3/31/2002(4)  10.00    (0.01)       0.44          0.43          --          --            --          --
------------------------------------------------------------------------------------------------------------------------------------
Class C: 9/30/2002 (Unaudited)     $10.43   ($0.01)     ($2.67)       ($2.68)     ($0.06)        $--           $--      ($0.06)
         12/31/2001 - 3/31/2002(4)  10.00    (0.01)       0.44          0.43          --          --            --          --
------------------------------------------------------------------------------------------------------------------------------------




                                                                            Ratios/Supplemental Data
                                                -----------------------------------------------------------------------------
                                                                                                              Ratio of Net
                                                                                                            Investment Income
                                 Net Asset                 Net Assets,       Ratio of     Ratio of Gross  (Loss) After Expense
                                   Value,                    End of        Net Expenses    Expenses to         Reductions
                                   End of        Total       Period       to Average Net   Average Net       to Average Net
                                   Period       Return(1) (in thousands)  Assets (2),(3)  Assets (2),(3)     Assets (2),(3)
-----------------------------------------------------------------------------------------------------------------------------
PF MFS Global Growth Fund
Class A: 9/30/2002 (Unaudited)       $8.30       (23.18%)      $5,069         2.05%           8.06%               (0.38%)
         9/28/2001 - 3/31/2002(4)    11.03        10.54%        6,808         2.05%           9.38%               (0.92%)
-----------------------------------------------------------------------------------------------------------------------------
Class B: 9/30/2002 (Unaudited)       $8.26       (23.41%)         $24         2.55%           8.56%               (0.88%)
         9/28/2001 - 3/31/2002(4)    11.01        10.24%           22         2.55%           9.88%               (1.42%)
-----------------------------------------------------------------------------------------------------------------------------
Class C: 9/30/2002 (Unaudited)       $8.26       (23.41%)         $10         2.55%           8.56%               (0.88%)
         9/28/2001 - 3/31/2002(4)    11.01        10.24%           11         2.55%           9.88%               (1.42%)
-----------------------------------------------------------------------------------------------------------------------------
PF PIMCO Managed Bond Fund
Class A: 9/30/2002 (Unaudited)(4)   $10.51         7.91%      $26,497         1.55%           2.70%                2.40%
         9/28/2001 - 3/31/2002        9.85        (0.28%)      33,055         1.55%           2.54%                1.16%
-----------------------------------------------------------------------------------------------------------------------------
Class B: 9/30/2002 (Unaudited)(4)   $10.49         7.71%         $604         2.05%           3.20%                1.90%
         9/28/2001 - 3/31/2002        9.84        (0.55%)         173         2.05%           3.04%                0.66%
-----------------------------------------------------------------------------------------------------------------------------
Class C: 9/30/2002 (Unaudited)(4)   $10.49         7.74%       $2,510         2.05%           3.20%                1.90%
         9/28/2001 - 3/31/2002        9.84        (0.57%)         370         2.05%           3.04%                0.66%
-----------------------------------------------------------------------------------------------------------------------------
PF Pacific Life Money Market Fund
Class A: 9/30/2002 (Unaudited)       $1.00         0.33%      $19,081         1.17%(6)        2.16%                0.65%
         9/28/2001 - 3/31/2002        1.00         0.33%       27,056         1.35%           2.59%                0.57%
-----------------------------------------------------------------------------------------------------------------------------
Class B: 9/30/2002 (Unaudited)       $1.00         0.08%         $216         1.67%(6)        2.66%                0.15%
         9/28/2001 - 3/31/2002        1.00         0.09%           88         1.85%           3.09%                0.07%
-----------------------------------------------------------------------------------------------------------------------------
Class C: 9/30/2002 (Unaudited)       $1.00         0.08%         $444         1.67%(6)        2.66%                0.15%
         9/28/2001 - 3/31/2002        1.00         0.09%           75         1.85%           3.09%                0.07%
-----------------------------------------------------------------------------------------------------------------------------
PF Putnam Equity Income Fund
Class A: 9/30/2002 (Unaudited)       $7.72       (25.74%)      $8,145         1.90%           4.08%                0.47%
         12/31/2001 - 3/31/2002(4)   10.45         4.50%       10,877         1.90%           5.97%                0.20%
-----------------------------------------------------------------------------------------------------------------------------
Class B: 9/30/2002 (Unaudited)       $7.69       (25.91%)         $35         2.40%           4.58%               (0.03%)
         12/31/2001 - 3/31/2002(4)   10.43         4.30%           13         2.40%           6.47%               (0.30%)
-----------------------------------------------------------------------------------------------------------------------------
Class C: 9/30/2002 (Unaudited)       $7.69       (25.82%)        $225         2.40%           4.58%               (0.03%)
         12/31/2001 - 3/31/2002(4)   10.43         4.30%           41         2.40%           6.47%               (0.30%)
-----------------------------------------------------------------------------------------------------------------------------

                                           Ratios/Supplemental Data
                                       --------------------------------
                                           Ratio of Net
                                         Investment Income
                                       (Loss) Before Expense
                                            Reductions       Portfolio
                                          to Average Net     Turnover
                                          Assets (2),(3)        Rate
-----------------------------------------------------------------------
PF MFS Global Growth Fund
Class A: 9/30/2002 (Unaudited)                (6.39%)          75.02%
         9/28/2001 - 3/31/2002(4)             (8.25%)          77.66%
-----------------------------------------------------------------------
Class B: 9/30/2002 (Unaudited)                (6.89%)          75.02%
         9/28/2001 - 3/31/2002(4)             (8.75%)          77.66%
-----------------------------------------------------------------------
Class C: 9/30/2002 (Unaudited)                (6.89%)          75.02%
         9/28/2001 - 3/31/2002(4)             (8.75%)          77.66%
-----------------------------------------------------------------------
PF PIMCO Managed Bond Fund
Class A: 9/30/2002 (Unaudited)(4)              1.24%          339.85%
         9/28/2001 - 3/31/2002                 0.17%          522.25%
-----------------------------------------------------------------------
Class B: 9/30/2002 (Unaudited)(4)              0.74%          339.85%
         9/28/2001 - 3/31/2002                (0.33%)         522.25%
-----------------------------------------------------------------------
Class C: 9/30/2002 (Unaudited)(4)              0.74%          339.85%
         9/28/2001 - 3/31/2002                (0.33%)         522.25%
-----------------------------------------------------------------------
PF Pacific Life Money Market Fund
Class A: 9/30/2002 (Unaudited)                (0.35%)            N/A
         9/28/2001 - 3/31/2002                (0.67%)            N/A
-----------------------------------------------------------------------
Class B: 9/30/2002 (Unaudited)                (0.85%)            N/A
         9/28/2001 - 3/31/2002                (1.17%)            N/A
-----------------------------------------------------------------------
Class C: 9/30/2002 (Unaudited)                (0.85%)            N/A
         9/28/2001 - 3/31/2002                (1.17%)            N/A
-----------------------------------------------------------------------
PF Putnam Equity Income Fund
Class A: 9/30/2002 (Unaudited)                (1.71%)          21.94%
         12/31/2001 - 3/31/2002(4)            (3.87%)          10.27%
-----------------------------------------------------------------------
Class B: 9/30/2002 (Unaudited)                (2.21%)          21.94%
         12/31/2001 - 3/31/2002(4)            (4.37%)          10.27%
-----------------------------------------------------------------------
Class C: 9/30/2002 (Unaudited)                (2.21%)          21.94%
         12/31/2001 - 3/31/2002(4)            (4.37%)          10.27%
-----------------------------------------------------------------------






SEE NOTES TO FINANCIAL STATEMENTS              SEE EXPLANATION OF SYMBOLS ON C-4

PACIFIC FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS FOLLOWS:
--------------------------------------------------------------------------------

                                                    Investment Activities                          Distributions
                                            ----------------------------------  -------------------------------------------------
                                                         Net Realized
                                                              and
                                 Net Asset                Unrealized      Total    Dividends
                                   Value,       Net       Gain (Loss)      from     from Net  Distributions
                                 Beginning   Investment       on        Investment Investment     from       Return of     Total
                                 of Period  Income(Loss)   Securities   Operations   Income   Capital Gains   Capital  Distributions
------------------------------------------------------------------------------------------------------------------------------------
PF Putnam Research Fund
Class A: 9/30/2002 (Unaudited)      $9.97      ($0.02)       ($2.86)     ($2.88)     ($0.02)      $--           $--       ($0.02)
         12/31/2001 - 3/31/2002     10.00       (0.01)        (0.02)      (0.03)         --        --            --         --
------------------------------------------------------------------------------------------------------------------------------------
Class B: 9/30/2002 (Unaudited)      $9.95      ($0.04)       ($2.85)     ($2.89)     ($0.01)      $--           $--       ($0.01)
         12/31/2001 - 3/31/2002     10.00       (0.03)        (0.02)      (0.05)         --        --            --         --
------------------------------------------------------------------------------------------------------------------------------------
Class C: 9/30/2002 (Unaudited)      $9.95      ($0.03)       ($2.85)     ($2.88)     ($0.02)      $--           $--       ($0.02)
         12/31/2001 - 3/31/2002     10.00       (0.03)        (0.02)      (0.05)         --        --            --         --
------------------------------------------------------------------------------------------------------------------------------------
PF Salomon Brothers Large-Cap Value Fund
Class A: 9/30/2002 (Unaudited)     $10.92       $0.01        ($3.51)     ($3.50)        $--    ($0.06)          $--       ($0.06)
         9/28/2001 - 3/31/2002(4)   10.00       (0.01)         0.96        0.95       (0.02)    (0.01)           --        (0.03)
------------------------------------------------------------------------------------------------------------------------------------
Class B: 9/30/2002 (Unaudited)     $10.91      ($0.01)       ($3.51)     ($3.52)        $--    ($0.06)          $--       ($0.06)
         9/28/2001 - 3/31/2002(4)   10.00       (0.03)         0.97        0.94       (0.02)    (0.01)           --        (0.03)
------------------------------------------------------------------------------------------------------------------------------------
Class C: 9/30/2002 (Unaudited)     $10.90      ($0.01)       ($3.50)     ($3.51)        $--    ($0.06)          $--       ($0.06)
         9/28/2001 - 3/31/2002(4)   10.00       (0.03)         0.96        0.93       (0.02)    (0.01)           --        (0.03)
------------------------------------------------------------------------------------------------------------------------------------



                                                                                 Ratios/Supplemental Data
                                                ------------------------------------------------------------------------------
                                                                                                                Ratio of Net
                                                                                                              Investment Income
                                  Net Asset                 Net Assets,       Ratio of     Ratio of Gross   (Loss) After Expense
                                    Value,                    End of        Net Expenses    Expenses to         Reductions
                                    End of        Total       Period       to Average Net   Average Net       to Average Net
                                    Period       Return(1) (in thousands)  Assets (2),(3)  Assets (2),(3)     Assets (2),(3)
-------------------------------------------------------------------------------------------------------------------------------
PF Putnam Research Fund
Class A: 9/30/2002 (Unaudited)      $7.07         (28.81%)    $10,650           1.95%           3.64%             (0.58%)
         12/31/2001 - 3/31/2002      9.97          (0.30%)     14,968           1.95%           5.29%             (0.59%)
-------------------------------------------------------------------------------------------------------------------------------
Class B: 9/30/2002 (Unaudited)      $7.05         (29.03%)        $11           2.45%           4.14%             (1.08%)
         12/31/2001 - 3/31/2002      9.95          (0.50%)         10           2.45%           5.79%             (1.09%)
-------------------------------------------------------------------------------------------------------------------------------
Class C: 9/30/2002 (Unaudited)      $7.05         (28.96%)        $19           2.45%           4.14%             (1.08%)
         12/31/2001 - 3/31/2002      9.95          (0.50%)         10           2.45%           5.79%             (1.09%)
-------------------------------------------------------------------------------------------------------------------------------
PF Salomon Brothers Large-Cap Value Fund
Class A: 9/30/2002 (Unaudited)      $7.36         (32.19%)    $12,701           1.80%           2.80%              0.21%
         9/28/2001 - 3/31/2002(4)   10.92           9.54%      19,748           1.80%           3.93%             (0.14%)
-------------------------------------------------------------------------------------------------------------------------------
Class B: 9/30/2002 (Unaudited)      $7.33         (32.41%)       $213           2.30%           3.30%             (0.29%)
         9/28/2001 - 3/31/2002(4)   10.91           9.38%         151           2.30%           4.43%             (0.64%)
-------------------------------------------------------------------------------------------------------------------------------
Class C: 9/30/2002 (Unaudited)      $7.33         (32.34%)       $929           2.30%           3.30%             (0.29%)
         9/28/2001 - 3/31/2002(4)   10.90           9.30%         243           2.30%           4.43%             (0.64%)
-------------------------------------------------------------------------------------------------------------------------------


                                    Ratios/Supplemental Data
                                 -------------------------------
                                    Ratio of Net
                                  Investment Loss
                                   Before Expense
                                    Reductions       Portfolio
                                    to Average Net    Turnover
                                    Assets (2),(3)      Rate
----------------------------------------------------------------
PF Putnam Research Fund
Class A: 9/30/2002 (Unaudited)       (2.27%)           76.35%
         12/31/2001 - 3/31/2002      (3.93%)           56.30%
----------------------------------------------------------------
Class B: 9/30/2002 (Unaudited)       (2.77%)           76.35%
         12/31/2001 - 3/31/2002      (4.43%)           56.30%
----------------------------------------------------------------
Class C: 9/30/2002 (Unaudited)       (2.77%)           76.35%
         12/31/2001 - 3/31/2002      (4.43%)           56.30%
----------------------------------------------------------------
PF Salomon Brothers Large-Cap Value Fund
Class A: 9/30/2002 (Unaudited)       (0.79%)           26.65%
         9/28/2001 - 3/31/2002(4)    (2.27%)           27.37%
----------------------------------------------------------------
Class B: 9/30/2002 (Unaudited)       (1.29%)           26.65%
         9/28/2001 - 3/31/2002(4)    (2.77%)           27.37%
----------------------------------------------------------------
Class C: 9/30/2002 (Unaudited)       (1.29%)           26.65%
         9/28/2001 - 3/31/2002(4)    (2.77%)           27.37%
----------------------------------------------------------------

(1)  TOTAL RETURN NOT ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR. CALCULATION DOES NOT INCLUDE THE EFFECT OF ANY
     SALES CHARGES FOR CLASSES A, B AND C.
(2)  NET EXPENSES ARE AFTER ADVISER EXPENSE REIMBURSEMENTS AS DISCUSSED IN NOTE 6 TO THE FINANCIAL STATEMENTS. GROSS EXPENSES
     USED IN CALCULATING THE RATIOS OF GROSS AND NET INVESTMENT INCOME (LOSS) TO AVERAGE DAILY NET ASSETS ARE GROSSED UP BY
     THE ADVISER EXPENSE REIMBURSEMENTS.
(3)  ANNUALIZED FOR PERIODS OF LESS THAN ONE FULL YEAR.
(4)  PER SHARE INVESTMENT INCOME HAS BEEN CALCULATED USING THE MONTHLY AVERAGE SHARES METHOD.
(5)  AMOUNT REPRESENTS LESS THAN $0.01 PER SHARE.
(6)  THE EXPENSE CAP FOR THE PF PACIFIC LIFE MONEY MARKET FUND IS 0.05% FOR THE PERIOD 7/1/02 - 6/30/03 AND 0.45%
     THEREAFTER THROUGH 6/30/05.

SEE NOTES TO FINANCIAL STATEMENTS

                                  PACIFIC FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                         SEPTEMBER 30, 2002 (UNAUDITED)

1. ORGANIZATION

  Pacific Funds (individually, a "Fund", collectively, the "Funds") is a Delaware business trust, which was formed on May 21, 2001, and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The PF AIM Blue Chip Fund, PF AIM Aggressive Growth Fund, PF INVESCO Health Sciences Fund, PF INVESCO Technology Fund, PF Janus Strategic Value Fund, PF Janus Growth LT Fund, PF Lazard International Value Fund, PF MFS Mid-Cap Growth Fund, PF MFS Global Growth Fund, PF PIMCO Managed Bond Fund, PF Pacific Life Money Market Fund, PF Putnam Equity Income Fund, PF Putnam Research Fund, and PF Salomon Brothers Large-Cap Value Fund are separate, diversified investment portfolios of the Funds with the exception of the PF Janus Strategic Value Fund, PF MFS Mid-Cap Growth Fund and PF MFS Global Growth Fund, which are non-diversified portfolios of the Funds. Non-diversified portfolios may invest a relatively high percentage of their assets in obligations of a limited number of issuers. Each Fund has three separate classes of shares: Class A, B and C. Each class is distinguished by the level of distribution services provided and is substantially the same except that (i) Class A shares are subject to a maximum 5.50% front-end sales charge, except for an investment of $1 million or more there is no front-end sales charge; however a 1% contingent deferred sales charge ("CDSC") is imposed upon the redemption of Class A shares within one year of their purchase if the purchase was part of an investment of $1 million or more (when there was no initial sales charge), (ii) Class B shares are subject to a maximum 5.00% CDSC, and (iii) Class C shares are subject to a maximum 1.00% front-end sales charge, except for shares of the PF Pacific Life Money Market Fund, which are sold at the net asset value ("NAV") per share without an initial sales charge, and a maximum 1.00% CDSC is imposed upon the sale of Class C shares within one year of their purchase.

  All of the Funds except the PF Putnam Equity Income Fund and PF Putnam Research Fund commenced on September 28, 2001. The PF Putnam Equity Income Fund and the PF Putnam Research Fund commenced on December 31, 2001.

2. SIGNIFICANT ACCOUNTING POLICIES

  The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. These principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Funds in the preparation of the financial statements.

  A. SECURITY VALUATION

  Equity securities are generally valued at the last reported sale price for securities traded on a principal exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the mean between the most recent bid and asked quotes obtained from a quotation reporting system, established market makers, or broker dealers. Fixed income securities are generally valued at prices obtained from pricing services or brokers and dealers. Certain bonds are valued by a benchmarking process approved by the Board of Trustees. Securities for which market quotations are not deemed readily available are valued at their fair value as determined in good faith pursuant to procedures established by the Board of Trustees of the Funds. If events occur that materially affect NAV (including non-U.S. securities) between the close of trading in those securities affected and the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time), the securities may be valued at fair value under procedures approved by the Board of Trustees. Money market instruments and short-term securities maturing within 60 days are valued at amortized cost, which approximate market value.

  B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium are recorded on a daily basis using the effective yield method except for PF Pacific Life Money Market Fund which recognizes discount and premium on a straight line basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

  Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to distribution and service (12b-1) fees (included in Note 3). Income, other non-class specific expenses, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

  C. FOREIGN CURRENCY TRANSLATION

  Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the rates of exchange prevailing on the respective dates of such transactions.

  Net realized foreign exchange gains and losses arise from sales of foreign securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including investments in securities at the period-end, resulting from changes in the exchange rate.

                                  PACIFIC FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                         SEPTEMBER 30, 2002 (UNAUDITED)

  D. EXPENSE ALLOCATION

  General expenses of the Funds (including legal and audit fees, transfer agency out-of-pocket expenses and fees and expenses of the Independent Trustees) are allocated among the Funds in proportion to their relative average daily net assets. Expenses directly attributable to a particular Fund (including advisory, administration, custody, registration and distribution and service (12b-1) fees) are charged to that Fund.

  E. OFFERING COSTS

  The Funds bear all costs associated with offering expenses including legal, printing and internal services support. All such costs are amortized to expense on a straight-line basis over twelve months from commencement of operations.

  F. FUTURES CONTRACTS

  All Funds, except PF Pacific Life Money Market Fund, may use futures contracts to manage their exposure to the stock markets and to fluctuations in interest rates and foreign currency values. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin receivables or payables represent the difference between the unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from the closing transaction and the Fund's cost of the contract. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities, or that the counterparty will fail to perform its obligations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

  G. OPTIONS

  All Funds, except PF Pacific Life Money Market Fund, may purchase put and call options and write secured put and covered call options. When a Fund writes (sells) an option, an amount equal to the premium received is recorded as an asset with an equal liability that is "marked-to-market" based on the option's quoted daily settlement price. Any fluctuation in the value of such an instrument is recorded as unrealized appreciation or depreciation until terminated, at which time realized gains and losses are recognized. The purposes of using options include hedging or to earn additional income. These options may relate to particular securities, stock indexes, options on swaps, or foreign currencies.

  These investments involve, to varying degrees, elements of market risk and risks in excess of the amount recognized in the Statements of Assets and Liabilities. Risks may include changes in market value, an illiquid secondary market for the instruments, or the inability of a counterparty to perform.

  H. FORWARD FOREIGN CURRENCY CONTRACTS

  All Funds, except PF Pacific Life Money Market Fund, may enter into forward foreign currency contracts ("forward contracts") for the purpose of hedging against foreign exchange risk arising from a Fund's investment in foreign securities. These contracts are "marked-to-market" daily at the applicable translation rates and any result of unrealized appreciation or depreciation is recorded in the Fund's financial statements. A Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies.

  I. SWAPS

  All Funds, except PF Pacific Life Money Market Fund, may enter into interest rate, total return and currency exchange swap agreements in order to obtain a desired return at a lower cost than if a Fund had invested directly in the asset that yielded the desired return. Swaps involve commitments to exchange components of income (generally interest or returns) pegged to the underlying assets based on a notional principal amount. Swaps are "marked-to-market" daily based upon quotations from market makers and the change, if any is recorded as unrealized gains or losses in the Statements of Operations. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty.

  J. WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS

  All Funds may purchase or sell securities on a when-issued or delayed-delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price or yield of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or delayed-delivery basis are identified as such in each applicable Fund's Schedule of Investments. When delayed-delivery purchases are outstanding, the Fund will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

                                  PACIFIC FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                         SEPTEMBER 30, 2002 (UNAUDITED)

Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.

  K. INVESTMENT RISK

  Fixed income securities are affected primarily by the financial condition of the companies that have issued them, and by changes in interest rates.

  There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

3. INVESTMENT ADVISORY, ADMINISTRATION AND SHAREHOLDER SERVICES, AND DISTRIBUTION AGREEMENTS

  Pursuant to the Investment Advisory Agreement, Pacific Life Insurance Company ("Pacific Life") serves as Investment Adviser to the Funds, and receives from the Funds the following advisory fee rates based on an annual percentage of the average daily net assets of each Fund and the fees are accrued daily:


--------------------------------------------------------------------
 PF AIM Blue Chip          0.95%   PF MFS Mid-Cap Growth     0.90%
--------------------------------------------------------------------
 PF AIM Aggressive Growth  1.00%   PF MFS Global Growth      1.10%
--------------------------------------------------------------------
 PF INVESCO                        PF PIMCO
 Health Sciences           1.10%   Managed Bond              0.60%
--------------------------------------------------------------------
 PF INVESCO Technology     1.10%   PF Pacific Life
                                   Money Market             SEE (1)
--------------------------------------------------------------------
 PF Janus Strategic Value  0.95%   PF Putnam Equity Income   0.95%
--------------------------------------------------------------------
 PF Janus Growth LT        0.75%   PF Putnam Research        1.00%
--------------------------------------------------------------------
 PF Lazard                         PF Salomon Brothers
 International Value       0.85%   Large-Cap Value           0.85%
--------------------------------------------------------------------



(1) PF PACIFIC LIFE MONEY MARKET FUND, AN ANNUAL RATE OF 0.40% OF THE FIRST $250 MILLION, 0.35% OF THE NEXT $250 MILLION, AND 0.30% OF THE AVERAGE DAILY NET ASSETS IN EXCESS OF $500 MILLION.

  Pursuant to Fund Management Agreements, the Funds and Pacific Life engage the following firms as sub-advisors for their respective Funds: AIM Capital Management, Inc., INVESCO Funds Group, Inc., Janus Capital Management LLC (formerly Janus Capital Corporation), Lazard Asset Management, MFS Investment Management, Pacific Investment Management Company LLC, Putnam Investment Management, LLC, and Salomon Brothers Asset Management Inc. Pacific Life pays each sub-advisor a fee as compensation for advisory services provided to the Funds.

  Pursuant to the Administration and Shareholder Services Agreement, Pacific Life serves as Administrator (the "Administrator") to the Funds. Under the Agreement, the Funds compensate the Administrator at an annual rate of 0.35% of average daily net assets for procuring the administrative, transfer agency and shareholder services. In addition, the Funds compensate the Administrator for support services based on an internal billing rate at cost for the time spent by the legal, accounting, tax and compliance personnel for providing assistance, coordination and supervision to the Funds.

  Pacific Select Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of Pacific Life, serves as distributor of the Funds' shares. Under the distribution and service (12b-1) plan, each Fund pays to the Distributor fees at annual rates expressed as a percentage of average daily net assets. Each Fund pays a distribution fee as compensation for services rendered and expenses borne by the Distributor in connection with the distribution of shares of the Funds (0.25% for Class A shares and 0.75% for Class B and C shares). Additionally, each Fund pays a servicing fee as compensation in connection with services rendered to shareholders of the Funds and/or maintenance of shareholder accounts (0.25% for Class A, B and C shares). The fees are accrued daily.


  The Funds have incurred $641,902 of investment advisory fees, $281,816 of administration fees and $148,414 ($11,209 for PF AIM Blue Chip Fund, $6,030 for PF AIM Aggressive Growth Fund, $6,926 for PF INVESCO Health Sciences Fund, $6,926 for PF INVESCO Technology Fund, $7,232 for PF Janus Strategic Value Fund, $8,945 for PF Janus Growth LT Fund, $9,905 for PF Lazard International Value Fund, $9,945 for PF MFS Mid-Cap Growth Fund, $5,098 for PF MFS Global Growth Fund, $26,335 for PF PIMCO Managed Bond Fund, $14,509 for PF Pacific Life Money Market Fund, $12,187 for PF Putnam Equity Income Fund, $11,110 for PF Putnam Research Fund, and $12,057 for PF Salomon Brothers Large-Cap Value Fund, which is included in Miscellaneous Expense in the Statements of Operations) of support services expenses to Pacific Life for the period ended September 30, 2002. At September 30, 2002, $92,883, $40,855, and $34,486, respectively, remained payable. For the period ended September 30, 2002, the Funds also incurred $413,387 of expenses paid to Pacific Select Distributors, Inc. under the distribution and service (12b-1) plan. At September 30, 2002, $61,344 remained payable.


  For the period ended September 30, 2002, the Distributor, acting as underwriter, received net commissions of $170,542 from the sale of Class A and Class C shares. The Distributor received $2,936 in contingent deferred sales charges from redemptions of Class B and Class C shares for the period ended September 30, 2002.

4. TRUSTEE DEFERRED COMPENSATION PLAN

  Each Independent Trustee is eligible to participate in the Deferred Compensation Plan (the "Plan"). The Plan allows each Independent Trustee to voluntarily defer receipt of all or a percentage of fees which otherwise would be payable for services performed. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain underlying Funds. The market value appreciation/

                                 PACIFIC FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                         SEPTEMBER 30, 2002 (UNAUDITED)

depreciation of the Trustee's deferred compensation accounts will cause the expense of the Fund to increase or decrease due to the market fluctuation.

5. DISTRIBUTIONS TO SHAREHOLDERS

  The Funds intend to declare and pay dividends on net investment income at least annually, except for PF PIMCO Managed Bond Fund and PF Pacific Life Money Market Fund. Dividends are declared and paid monthly for the PF PIMCO Managed Bond Fund and are declared daily and paid monthly for the PF Pacific Life Money Market Fund. All realized capital gains are distributed at least annually for all Funds.

  Dividends on net investment income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for futures and options, foreign currency transactions, post-October losses, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications of paid-in capital. Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

6. EXPENSE REDUCTIONS

  Pacific Life has contractually agreed to waive all or part of its investment advisory fees, administration fees or otherwise reimburse each Fund for operating expenses (including organizational expenses, but, not including investment advisory fees, distribution and service (12b-1) fees, foreign taxes on dividends, interest or gains, interest, taxes, brokerage commissions and other transactional expenses and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of each Fund's business) that exceed an annual rate of 0.45% of its average daily net assets for all Funds through June 30, 2005, except for the PF Pacific Life Money Market Fund. The expense cap for the PF Pacific Life Money Market Fund has been reduced to 0.05% for the period July 1, 2002 through June 30, 2003 and 0.45% thereafter through June 30, 2005. Such waiver or reimbursement is subject to repayment to Pacific Life, for a period of time as permitted under regulatory and/or accounting standards (currently 3 years), to the extent such expenses fall below the expense cap. Any amounts repaid to Pacific Life will have the effect of increasing such expenses of the Funds, but not above the expense cap. There is no guarantee that Pacific Life will continue to cap the expenses after June 30, 2005.

  The adviser expense reimbursement is presented in the accompanying Statements of Operations.

7. PURCHASES AND SALES OF SECURITIES

  Purchases and sales of securities (excluding short-term investments and the PF Pacific Life Money Market Fund since it trades exclusively in short-term debt securities) for the period ended September 30, 2002 are summarized in the following tables:

                               U.S. GOVERNMENT SECURITIES
         Funds                  Purchases          Sales
------------------------------------------------------------

  PF PIMCO Managed Bond       $78,681,249      $83,003,310

                                    OTHER SECURITIES
         Funds                  Purchases          Sales
------------------------------------------------------------

  PF AIM Blue Chip             $2,672,296       $2,214,597
  PF AIM Aggressive Growth      2,541,946        2,841,317
  PF INVESCO Health Sciences    4,555,416        5,663,621
  PF INVESCO Technology         2,568,297        3,019,919
  PF Janus Strategic Value      1,736,482        2,418,267
  PF Janus Growth LT            4,296,459        5,058,987
  PF Lazard International Value 2,459,177          548,042
  PF MFS Mid-Cap Growth         7,395,423        6,755,989
  PF MFS Global Growth          4,588,133        4,321,384
  PF PIMCO Managed Bond         7,822,478        4,551,124
  PF Putnam Equity Income       2,557,431        2,124,203
  PF Putnam Research           10,064,820        9,744,023
  PF Salomon Brothers
    Large-Cap Value             6,362,506        4,422,572

8. FEDERAL INCOME TAX

  Each Fund declared and paid sufficient dividends on net investment income and capital gains distributions during the period ended March 31, 2002 to qualify as a regulated investment company and is not required to pay the Federal Income tax under Regulation M of the Internal Revenue Code. Each Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Required distributions are based on net investment income and net realized gains determined on a tax basis and may differ from such amounts for financial reporting purposes. In addition, the year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by each Fund.

  Net capital loss carryovers and post-October 31 capital losses, if any, at March 31, 2002, are available to offset future realized capital gains and thereby reduce future capital gains distributions. Post-October 31 foreign currency losses, if any, will offset future net investment income and thereby reduce future ordinary income distributions. The net capital loss carryovers and post-October capital losses and foreign currency losses deferred at March 31, 2002, and the aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for Federal income tax purposes as of September 30, 2002, were as follows:

                                  PACIFIC FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                         SEPTEMBER 30, 2002 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                            FEDERAL INCOME TAX PURPOSES
                                                            POST-OCTOBER   ---------------------------------------------------------
                         NET                  POST-OCTOBER    FOREIGN                      GROSS          GROSS      NET UNREALIZED
                    CAPITAL LOSS              CAPITAL LOSS    CURRENCY                   UNREALIZED     UNREALIZED    APPRECIATION/
       FUNDS          CARRYOVER   EXPIRATION    DEFERRAL    LOSS DEFERRAL   COST BASIS  APPRECIATION   DEPRECIATION  (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
  PF AIM Blue Chip          $--           --     $ 43,458             $--  $10,001,297      $127,555    ($2,079,465)   ($1,951,910)
------------------------------------------------------------------------------------------------------------------------------------
  PF AIM Aggressive
    Growth                   --           --      143,243              --    5,335,613       227,283       (554,519)      (327,236)
------------------------------------------------------------------------------------------------------------------------------------
  PF INVESCO
    Health Sciences          --           --      374,986           1,749    5,789,762       350,984       (211,647)       139,337
------------------------------------------------------------------------------------------------------------------------------------
  PF INVESCO
    Technology           13,573         2010      107,576              --    4,968,079       111,454     (1,542,251)    (1,430,797)
------------------------------------------------------------------------------------------------------------------------------------
  PF Janus
    Strategic Value          --           --           --              --    6,963,427       413,230     (1,321,893)      (908,663)
------------------------------------------------------------------------------------------------------------------------------------
  PF Janus
    Growth LT            52,328         2010      142,990              --    7,753,232       182,631     (1,195,272)    (1,012,641)
------------------------------------------------------------------------------------------------------------------------------------
  PF Lazard
    International Value      --           --           --              --    8,565,767       159,117     (1,276,261)    (1,117,144)
------------------------------------------------------------------------------------------------------------------------------------
  PF MFS Mid-Cap
    Growth                   --           --           --              --    7,806,342       143,620     (1,788,463)    (1,644,843)
------------------------------------------------------------------------------------------------------------------------------------
  PF MFS Global
    Growth                   --           --           --              --    5,898,919       110,310       (849,577)      (739,267)
------------------------------------------------------------------------------------------------------------------------------------
  PF PIMCO Managed
    Bond                     --           --      586,944              --   35,588,882       160,798       (724,779)      (563,981)
------------------------------------------------------------------------------------------------------------------------------------
  PF Putnam Equity
    Income                   --           --       21,850              --   10,590,936       124,527     (2,322,386)    (2,197,859)
------------------------------------------------------------------------------------------------------------------------------------
  PF Putnam Research         --           --      119,285              --   13,927,491        66,013     (3,387,109)    (3,321,096)
------------------------------------------------------------------------------------------------------------------------------------
  PF Salomon Brothers
    Large-Cap Value          --           --           --              --   19,152,818       204,512     (5,243,659)    (5,039,147)
------------------------------------------------------------------------------------------------------------------------------------


9. SHARES OF BENEFICIAL INTEREST

  Transactions in Fund shares for the periods ended September 30, 2002 and March 31, 2002 were as follows:


                                     PF AIM                   PF AIM                   PF INVESCO               PF INVESCO
                                 BLUE CHIP FUND       AGGRESSIVE GROWTH FUND       HEALTH SCIENCES FUND        TECHNOLOGY FUND
                           PERIOD ENDED PERIOD ENDED PERIOD ENDED  PERIOD ENDED PERIOD ENDED PERIOD ENDED PERIOD ENDED PERIOD ENDED
                              9/30/02      3/31/02      9/30/02       3/31/02     9/30/02      3/31/02        9/30/02     3/31/02
                           ------------------------- -------------------------- ------------------------- -------------------------
  CLASS A
  Beginning Balance           991,619           --      658,211            --     794,141           --        625,516          --
  Shares sold                  63,715    1,034,665        9,220       675,918      14,409      816,411          1,680     650,129
  Distributions reinvested         --        3,457           --         4,090          --          916             --          --
  Shares redeemed            (111,255)     (46,503)     (79,216)      (21,797)    (80,335)     (23,186)       (53,899)    (24,613)
                           ------------------------- -------------------------- ------------------------- -------------------------
  Ending Balances             944,079      991,619      588,215       658,211     728,215      794,141        573,297     625,516
                           ========================= ========================== ========================= =========================
  CLASS B
  Beginning Balance             3,971           --        1,006            --       3,721           --          3,812          --
  Shares sold                  13,849        4,048        1,274         1,832       2,407       15,346             32       3,812
  Distributions reinvested         --            5           --             6          --            2             --          --
  Shares redeemed              (1,730)         (82)          --          (832)     (1,341)     (11,627)        (2,103)         --
                           ------------------------- -------------------------- ------------------------- ------------------------
  Ending Balances              16,090        3,971        2,280         1,006       4,787        3,721          1,741       3,812
                           ========================= ========================== ========================= =========================
  CLASS C
  Beginning Balance            14,112           --        2,168            --       3,715           --          1,040          --
  Shares sold                  67,634       15,044        4,544         2,160       6,573        3,933          2,870       1,040
  Distributions reinvested         --           12           --             8          --            2             --          --
  Shares redeemed                (215)        (944)         (16)           --        (545)        (220)           (87)         --
                           ------------------------- -------------------------- ------------------------- -------------------------
  Ending Balances              81,531       14,112        6,696         2,168       9,743        3,715          3,823       1,040
                           ========================= ========================== ========================= =========================

                                  PACIFIC FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                         SEPTEMBER 30, 2002 (UNAUDITED)

                                   PF JANUS                   PF JANUS                   PF LAZARD                  PF MFS
                              STRATEGIC VALUE FUND         GROWTH LT FUND        INTERNATIONAL VALUE FUND     MID-CAP GROWTH FUND
                           PERIOD ENDED PERIOD ENDED PERIOD ENDED  PERIOD ENDED  PERIOD ENDED PERIOD ENDED PERIOD ENDED PERIOD ENDED
                               9/30/02      3/31/02       9/30/02     3/31/02        9/30/02      3/31/02     9/30/02      3/31/02
                           ------------------------- --------------------------  ------------------------- -------------------------
  CLASS A
  Beginning Balance            786,021           --       951,073          --        704,668           --   1,018,038           --
  Shares sold                   39,415      814,050        25,146     974,177        322,127      722,362      95,428    1,087,421
  Distributions reinvested       4,947        2,972            --       2,541          4,829        1,861     121,268        9,521
  Shares redeemed             (122,891)     (31,001)      (92,134)    (25,645)      (296,081)     (19,555)   (204,639)     (78,904)
                           ------------------------- --------------------------  ------------------------- -------------------------
  Ending Balances              707,492      786,021       884,085     951,073        735,543      704,668   1,030,095    1,018,038
                           ========================= ========================== ========================== =========================
  CLASS B
  Beginning Balance              9,208           --         5,550          --          2,327           --       7,378           --
  Shares sold                    5,414        9,202         5,547       5,545         15,765        2,355      11,752        7,362
  Distributions reinvested          39            6            --           6             45            1       1,081           16
  Shares redeemed               (1,930)          --          (156)         (1)        (1,247)         (29)        (64)          --
                           ------------------------- --------------------------  ------------------------- -------------------------
  Ending Balances               12,731        9,208        10,941       5,550         16,890        2,327      20,147        7,378
                           ========================= ========================== ========================== =========================
  CLASS C
  Beginning Balance              1,846           --         8,107          --         12,922           --      10,382           --
  Shares sold                    9,517        1,840        32,184       8,452         76,062       14,039      73,356       11,074
  Distributions reinvested          64            6            --           7            260            3       3,296           20
  Shares redeemed               (1,182)          --           (62)       (352)        (1,753)      (1,120)       (243)        (712)
                           ------------------------- --------------------------  ------------------------- -------------------------
  Ending Balances               10,245        1,846        40,229       8,107         87,491       12,922      86,791       10,382
                           ========================= ========================== ========================== =========================

                                    PF MFS                    PF PIMCO                PF PACIFIC LIFE              PF PUTNAM
                               GLOBAL GROWTH FUND          MANAGED BOND FUND         MONEY MARKET FUND        EQUITY INCOME FUND
                           PERIOD ENDED PERIOD ENDED  PERIOD ENDED PERIOD ENDED  PERIOD ENDED PERIOD ENDED PERIOD ENDED PERIOD ENDED
                               9/30/02      3/31/02       9/30/02     3/31/02        9/30/02      3/31/02      9/30/02      3/31/02
                           ------------------------- --------------------------  ------------------------- -------------------------
  CLASS A
  Beginning Balance            617,508           --     3,357,105          --     27,053,979           --    1,041,437           --
  Shares sold                  136,811      618,042       421,074   3,817,401      4,819,566   38,214,595       21,657    1,041,852
  Distributions reinvested      11,595        1,144        26,838      17,992         71,265       60,436        5,389           --
  Shares redeemed             (155,037)      (1,678)   (1,282,968)   (478,288)   (12,865,647) (11,221,052)     (13,279)        (415)
                           ------------------------- --------------------------  ------------------------- -------------------------
  Ending Balances              610,877      617,508     2,522,049   3,357,105     19,079,163   27,053,979    1,055,204    1,041,437
                           ========================= ==========================  ========================= =========================
  CLASS B
  Beginning Balance              2,043           --        17,592          --         87,858           --        1,255           --
  Shares sold                      844        2,042        39,835      17,779        135,612      125,511        3,311        1,255
  Distributions reinvested          43            1           316          41            106           10            9           --
  Shares redeemed                   --           --          (202)       (228)        (7,590)     (37,663)          (6)          --
                           ------------------------- --------------------------  ------------------------- -------------------------
  Ending Balances                2,930        2,043        57,541      17,592        215,986       87,858        4,569        1,255
                           ========================= ==========================  ========================= =========================
  CLASS C
  Beginning Balance              1,001           --        37,632          --         74,661           --        3,885           --
  Shares sold                      308        1,000       206,284      39,300        576,586      487,642       26,570        4,288
  Distributions reinvested          22            1         1,148          79            225           12           87           --
  Shares redeemed                  (92)          --        (5,773)     (1,747)      (207,160)    (412,993)      (1,229)        (403)
                           ------------------------- --------------------------  ------------------------- -------------------------
  Ending Balances                1,239        1,001       239,291      37,632        444,312       74,661       29,313        3,885
                           ========================= ==========================  ========================= =========================


                                  PACIFIC FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                         SEPTEMBER 30, 2002 (UNAUDITED)

                                  PF PUTNAM               PF SALOMON BROTHERS
                                RESEARCH FUND            LARGE-CAP VALUE FUND
                          PERIOD ENDED PERIOD ENDED   PERIOD ENDED  PERIOD ENDED
                             9/30/02      3/31/02        9/30/02       3/31/02
                          -------------------------   --------------------------
  CLASS A
  Beginning Balance        1,501,874           --      1,807,799            --
  Shares sold                  2,969    1,501,891        150,965     1,905,188
  Distributions reinvested     3,685           --         10,399         4,206
  Shares redeemed             (3,167)         (17)      (243,246)     (101,595)
                          -------------------------   --------------------------
  Ending Balances          1,505,361    1,501,874      1,725,917     1,807,799
                          =========================   ==========================
  CLASS B
  Beginning Balance            1,001           --         13,840            --
  Shares sold                    539        1,001         16,726        13,884
  Distributions reinvested         2           --             69             7
  Shares redeemed                 --           --         (1,621)          (51)
                          -------------------------   --------------------------
  Ending Balances              1,542        1,001         29,014        13,840
                          =========================   ==========================
  CLASS C
  Beginning Balance            1,001           --         22,297            --
  Shares sold                  1,677        1,001        107,076        23,307
  Distributions reinvested         6           --            302            14
  Shares redeemed                 --           --         (2,929)       (1,024)
                          -------------------------   --------------------------
  Ending Balances              2,684        1,001        126,746        22,297
                          =========================   ==========================

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

PACIFIC FUNDS
SEMI-ANNUAL REPORT
as of September 30, 2002



INDEPENDENT ACCOUNTANTS
Ernst & Young LLP
725 South Figueroa Street
Los Angeles, CA  90017

COUNSEL
Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006-2401

PACIFIC FUNDS
P.O. Box 9768
Providence, RI  02940-9768

Address service requested

3167-2A